Quarterly Holdings Report
for
Fidelity® Series Total Market Index Fund
November 30, 2022
STX-NPRT3-0123
1.9892984.103
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 0.8%
Anterix, Inc. (a)	23,319	792,846
AST SpaceMobile, Inc. (a)(b)	54,084	312,065
AT&T, Inc.	8,622,380	166,239,486
ATN International, Inc.	13,139	636,059
Bandwidth, Inc. (a)	26,381	603,070
Charge Enterprises, Inc. (a)	128,378	272,161
Cogent Communications Group, Inc.	51,682	3,000,140
Consolidated Communications Holdings, Inc. (a)	90,811	419,547
Cuentas, Inc. (a)	11,438	3,425
EchoStar Holding Corp. Class A (a)(b)	43,092	749,801
Frontier Communications Parent, Inc. (a)(b)	269,885	6,954,936
Globalstar, Inc. (a)(b)	849,006	1,613,111
IDT Corp. Class B (a)	25,713	718,678
Iridium Communications, Inc. (a)	153,703	8,161,629
Liberty Global PLC:
Class A (a)	94,686	1,901,295
Class C (a)	444,019	9,182,313
Liberty Latin America Ltd.:
Class A (a)	80,338	621,816
Class C (a)	146,243	1,139,233
Lumen Technologies, Inc. (b)	1,154,504	6,315,137
Nextplat Corp. (a)	4,554	7,195
Ooma, Inc. (a)	28,278	445,379
Radius Global Infrastructure, Inc. (a)	92,954	1,176,798
Starry Group Holdings, Inc. Class A (a)(b)	131,542	24,730
Verizon Communications, Inc.	5,082,018	198,097,062
		409,387,912
Entertainment - 1.3%
Activision Blizzard, Inc.	860,907	63,664,073
AMC Entertainment Holdings, Inc. Class A (a)(b)	625,322	4,521,078
Ballantyne of Omaha, Inc. (a)	17,326	42,882
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	9,277	60,857
Cinedigm Corp. (a)(b)	174,436	82,892
Cinemark Holdings, Inc. (a)(b)	129,454	1,761,869
CuriosityStream, Inc. Class A (a)(b)	29,764	39,884
Dolphin Entertainment, Inc. (a)(b)	5,671	14,234
Electronic Arts, Inc.	319,473	41,780,679
Endeavor Group Holdings, Inc. (a)	207,602	4,565,168
Gaia, Inc. Class A (a)	17,132	44,372
Genius Brands International, Inc. (a)(b)	389,810	284,951
Golden Matrix Group, Inc. (a)(b)	11,373	27,295
Grom Social Enterprises, Inc. (a)	12,514	2,102
Liberty Media Corp. Liberty Bra:
Liberty Braves Class A (a)(b)	15,624	517,467
Liberty Braves Class C (a)	41,598	1,355,263
Liberty Media Corp. Liberty For:
Liberty Formula One Group Series C (a)	246,755	15,037,250
Liberty Media Class A (a)	32,472	1,784,986
Lions Gate Entertainment Corp.:
Class A (a)	113,205	864,886
Class B (a)	108,928	775,567
Live Nation Entertainment, Inc. (a)	171,965	12,512,173
LiveOne, Inc. (a)(b)	83,139	56,535
Madison Square Garden Entertainment Corp. (a)(b)	31,546	1,517,994
Madison Square Garden Sports Corp.	21,837	3,555,937
Marcus Corp. (b)	29,375	477,050
Motorsport Games, Inc. Class A (a)(b)	269	1,340
Moving Image Technologies, Inc. (a)	3,328	3,960
Netflix, Inc. (a)	538,092	164,403,249
Playstudios, Inc. Class A (a)	102,450	428,241
Playtika Holding Corp. (a)	108,820	1,028,349
Reading International, Inc. Class A (a)	15,573	50,145
Reservoir Media, Inc. (a)(b)	41,094	259,714
Roblox Corp. (a)(b)	435,624	13,839,774
Roku, Inc. Class A (a)	146,212	8,680,606
Sciplay Corp. (A Shares) (a)	28,357	454,279
Skillz, Inc. (a)(b)	365,136	357,432
Take-Two Interactive Software, Inc. (a)	189,584	20,037,133
The Walt Disney Co. (a)	2,205,844	215,885,952
Warner Bros Discovery, Inc. (a)	2,673,434	30,477,148
Warner Music Group Corp. Class A	141,082	4,834,880
World Wrestling Entertainment, Inc. Class A (b)	52,181	4,168,218
		620,257,864
Interactive Media & Services - 3.7%
Alphabet, Inc.:
Class A (a)	7,254,572	732,639,226
Class C (a)	6,487,892	658,196,643
Angi, Inc. (a)	89,790	200,232
Bumble, Inc. (a)	95,642	2,329,839
BuzzFeed, Inc. (a)(b)	33,873	38,954
CarGurus, Inc. Class A (a)	112,946	1,477,334
Cars.com, Inc. (a)	76,056	1,124,108
DHI Group, Inc. (a)	50,130	281,731
Eventbrite, Inc. (a)	98,598	718,779
EverQuote, Inc. Class A (a)	24,751	267,311
FaZe Holdings, Inc. Class A (a)(b)	29,872	60,640
fuboTV, Inc. (a)(b)	222,741	621,447
IAC, Inc. (a)	94,870	4,922,804
Izea Worldwide, Inc. (a)(b)	64,396	42,566
Kubient, Inc. (a)(b)	9,055	8,966
Liberty TripAdvisor Holdings, Inc. (a)	86,412	76,043
Match Group, Inc. (a)	342,314	17,307,396
MediaAlpha, Inc. Class A (a)	27,179	322,615
Meta Platforms, Inc. Class A (a)	2,759,551	325,902,973
Nextdoor Holdings, Inc. (a)(b)	158,977	357,698
Outbrain, Inc. (a)(b)	46,088	178,821
Paltalk, Inc. (a)(b)	9,237	14,040
Pinterest, Inc. Class A (a)	705,603	17,936,428
QuinStreet, Inc. (a)	62,480	889,090
Shutterstock, Inc.	29,341	1,579,133
Snap, Inc. Class A (a)	1,249,095	12,878,169
Society Pass, Inc.	14,584	22,168
Super League Gaming, Inc. (a)(b)	51,901	35,376
System1, Inc. (a)(b)	26,575	138,987
The Arena Group Holdings, Inc. (b)	16,224	222,593
Travelzoo, Inc. (a)(b)	9,159	49,001
TripAdvisor, Inc. (a)	125,900	2,567,101
TrueCar, Inc. (a)	102,878	256,166
Vimeo, Inc. (a)	190,975	817,373
Vinco Ventures, Inc. (a)(b)	251,473	168,638
Wejo Group Ltd. (a)	49,036	46,256
Yelp, Inc. (a)	84,883	2,627,129
Zedge, Inc. (a)	15,805	37,774
Ziff Davis, Inc. (a)	57,005	5,259,281
ZipRecruiter, Inc. (a)(b)	69,009	1,142,789
Zoominfo Technologies, Inc. (a)	327,457	9,365,270
		1,803,128,888
Media - 0.9%
AdTheorent Holding Co., Inc. Class A (a)	40,795	78,734
Advantage Solutions, Inc. Class A (a)(b)	114,364	283,623
Altice U.S.A., Inc. Class A (a)	261,495	1,192,417
AMC Networks, Inc. Class A (a)	33,737	673,391
Audacy, Inc. Class A (a)	133,357	38,287
Beasley Broadcast Group, Inc. Class A (a)	5,666	5,893
Boston Omaha Corp. (a)(b)	23,737	680,065
Cable One, Inc.	5,915	4,284,175
Cardlytics, Inc. (a)(b)	40,406	181,423
Cbdmd, Inc. (a)(b)	48,506	13,097
Charter Communications, Inc. Class A (a)	134,109	52,475,511
Clear Channel Outdoor Holdings, Inc. (a)	575,562	650,385
Comcast Corp. Class A	5,328,585	195,239,354
comScore, Inc. (a)(b)	92,043	124,258
Cumulus Media, Inc. (a)	20,371	149,116
Daily Journal Corp. (a)	1,164	320,100
DallasNews Corp. (b)	5,654	24,821
Digital Media Solutions, Inc. Class A (a)(b)	10,331	17,666
Direct Digital Holdings, Inc. (a)	4,017	10,966
DISH Network Corp. Class A (a)	303,765	4,875,428
E.W. Scripps Co. Class A (a)	70,482	1,055,820
Emerald Holding, Inc. (a)	26,899	103,292
Entravision Communication Corp. Class A	76,131	423,288
Fluent, Inc. (a)	52,740	68,035
Fox Corp.:
Class A	394,699	12,807,983
Class B	144,904	4,422,470
Gannett Co., Inc. (a)(b)	173,936	434,840
Gray Television, Inc.	104,995	1,228,442
Harte-Hanks, Inc. (a)	7,563	75,933
iHeartMedia, Inc. (a)	126,779	1,019,303
Innovid Corp. (a)(b)	92,784	274,641
Insignia Systems, Inc. (a)	1,383	12,433
Integral Ad Science Holding Corp. (a)	45,984	457,541
Interpublic Group of Companies, Inc.	473,130	16,256,747
John Wiley & Sons, Inc. Class A	53,064	2,515,764
Lee Enterprises, Inc. (a)	5,945	107,010
Liberty Broadband Corp.:
Class A (a)	21,417	1,931,813
Class C (a)	149,315	13,566,761
Liberty Media Corp. Liberty Sir:
Liberty SiriusXM Series A (a)(b)	74,448	3,262,311
Liberty SiriusXM Series C (a)	200,582	8,791,509
Loyalty Ventures, Inc. (a)	24,457	58,941
Magnite, Inc. (a)	142,098	1,578,709
Marchex, Inc. Class B (a)	22,844	38,835
Mediaco Holding, Inc. (a)	1,561	1,686
National CineMedia, Inc. (b)	91,904	39,124
News Corp.:
Class A	396,398	7,591,022
Class B	214,279	4,167,727
Nexstar Broadcasting Group, Inc. Class A	46,932	8,896,430
Nextplay Technologies, Inc. (a)	73,271	11,855
Omnicom Group, Inc.	247,727	19,758,706
Paramount Global:
Class A (b)	11,339	259,436
Class B (b)	610,792	12,264,703
PubMatic, Inc. (a)(b)	52,331	820,027
Saga Communications, Inc. Class A	6,280	161,710
Salem Communications Corp. Class A (a)	11,612	15,444
Scholastic Corp.	36,062	1,482,869
Sinclair Broadcast Group, Inc. Class A (b)	52,963	982,993
Sirius XM Holdings, Inc. (b)	843,588	5,474,886
SPAR Group, Inc. (a)(b)	5,651	7,629
Stagwell, Inc. (a)(b)	125,087	933,149
Stran & Co., Inc. (a)(b)	13,640	18,278
TechTarget, Inc. (a)	33,033	1,508,287
TEGNA, Inc.	269,390	5,317,759
The New York Times Co. Class A	200,344	7,342,608
The Trade Desk, Inc. (a)	537,453	28,022,799
Thryv Holdings, Inc. (a)	37,083	711,252
Townsquare Media, Inc. (a)	12,939	96,137
Treasure Global, Inc.	2,054	3,944
Troika Media Group, Inc. (a)	24,495	3,116
Urban One, Inc.:
Class A (a)	7,985	39,845
Class D (non-vtg.) (a)	23,198	102,071
WideOpenWest, Inc. (a)	62,836	652,238
Xcel Brands, Inc. (a)	4,185	3,515
		438,502,376
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	79,262	1,243,621
KORE Group Holdings, Inc. (a)	37,958	90,340
NII Holdings, Inc. (a)(c)	62,298	16,197
Shenandoah Telecommunications Co.	60,715	1,182,121
Spok Holdings, Inc.	24,514	199,054
SurgePays, Inc. (a)(b)	10,213	67,304
T-Mobile U.S., Inc. (a)	728,105	110,278,783
Telephone & Data Systems, Inc.	121,791	1,283,677
U.S. Cellular Corp. (a)	17,714	376,600
		114,737,697
TOTAL COMMUNICATION SERVICES		3,386,014,737
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.2%
Adient PLC (a)	114,630	4,463,692
American Axle & Manufacturing Holdings, Inc. (a)	138,070	1,437,309
Aptiv PLC (a)	327,747	34,960,772
Autoliv, Inc.	94,737	8,374,751
BorgWarner, Inc.	285,810	12,149,783
Cooper-Standard Holding, Inc. (a)(b)	20,760	146,773
Dana, Inc.	153,810	2,708,594
Dorman Products, Inc. (a)	34,308	3,075,369
Fox Factory Holding Corp. (a)	51,192	5,431,471
Garrett Motion, Inc. (a)(b)	68,909	487,876
Gentex Corp.	284,065	8,209,479
Gentherm, Inc. (a)	40,075	2,868,969
Holley, Inc. (a)(b)	62,533	171,340
Horizon Global Corp. (a)	20,130	13,036
LCI Industries	30,823	3,047,162
Lear Corp.	71,715	10,344,172
Luminar Technologies, Inc. (a)(b)	277,683	2,127,052
Modine Manufacturing Co. (a)	63,047	1,334,705
Motorcar Parts of America, Inc. (a)	23,666	266,716
Patrick Industries, Inc.	26,313	1,471,686
QuantumScape Corp. Class A (a)(b)	330,411	2,474,778
Solid Power, Inc. (a)	130,885	480,348
Standard Motor Products, Inc.	22,603	868,181
Stoneridge, Inc. (a)	32,998	781,723
Strattec Security Corp. (a)	4,632	115,059
Superior Industries International, Inc. (a)	28,808	133,957
Sypris Solutions, Inc. (a)	11,199	25,422
The Goodyear Tire & Rubber Co. (a)	341,373	3,830,205
Unique Fabricating, Inc. (a)	2,233	1,273
Visteon Corp. (a)	33,977	4,987,824
Worksport Ltd. (a)(b)	12,999	20,408
XL Fleet Corp. (Class A) (a)(b)	144,498	138,718
XPEL, Inc. (a)(b)	23,757	1,628,542
		118,577,145
Automobiles - 1.7%
Arcimoto, Inc. (a)(b)	1,600	11,920
AYRO, Inc. (a)(b)	31,853	18,624
Canoo, Inc. (a)(b)	186,537	249,960
Envirotech Vehicles, Inc. (a)(b)	17,976	55,905
Faraday Future Intelligent Electric, Inc. (a)(b)	182,080	58,466
Fisker, Inc. (a)(b)	177,590	1,374,547
Ford Motor Co.	4,778,603	66,422,582
General Motors Co.	1,764,239	71,557,534
Harley-Davidson, Inc.	160,788	7,577,938
Lordstown Motors Corp. Class A (a)(b)	208,638	346,339
Lucid Group, Inc. Class A (a)(b)	709,137	7,190,649
Mullen Automotive, Inc. (a)(b)	475,957	91,431
Rivian Automotive, Inc.	659,384	21,126,663
Tesla, Inc. (a)	3,222,707	627,461,053
Thor Industries, Inc. (b)	66,054	5,689,892
Volcon, Inc. (a)(b)	21,850	26,002
Winnebago Industries, Inc.	38,571	2,259,875
Workhorse Group, Inc. (a)(b)	201,569	463,609
		811,982,989
Distributors - 0.1%
Amcon Distributing Co. (b)	193	30,880
Educational Development Corp.	7,003	20,869
Funko, Inc. (a)(b)	41,357	392,892
Genuine Parts Co.	170,918	31,334,397
Kaival Brands Innovations Group, Inc. (a)(b)	17,015	18,206
LKQ Corp.	315,164	17,122,860
Pool Corp. (b)	47,924	15,786,645
Weyco Group, Inc. (b)	8,362	214,067
		64,920,816
Diversified Consumer Services - 0.1%
2U, Inc. (a)	94,142	755,960
ADT, Inc.	258,911	2,418,229
Adtalem Global Education, Inc. (a)	54,701	2,275,562
American Public Education, Inc. (a)	23,286	299,225
Aspen Group, Inc. (a)(b)	20,278	7,566
Bright Horizons Family Solutions, Inc. (a)	69,933	5,189,029
Carriage Services, Inc.	16,078	404,362
Chegg, Inc. (a)	153,165	4,570,444
Coursera, Inc. (a)	102,933	1,434,886
Duolingo, Inc. (a)	30,086	2,096,092
European Wax Center, Inc. (b)	31,214	452,603
Frontdoor, Inc. (a)	98,458	2,300,963
Graham Holdings Co.	4,680	3,012,422
Grand Canyon Education, Inc. (a)	38,610	4,365,633
H&R Block, Inc.	192,957	8,434,150
Laureate Education, Inc. Class A	162,535	1,703,367
Lincoln Educational Services Corp. (a)	29,761	196,720
Mister Car Wash, Inc. (a)(b)	96,539	988,559
Nerdy, Inc. Class A (a)(b)	71,479	150,821
OneSpaWorld Holdings Ltd. (a)(b)	71,375	711,609
Perdoceo Education Corp. (a)	82,058	1,177,532
Regis Corp. (a)(b)	44,048	57,262
Rover Group, Inc. Class A (a)	118,143	569,449
Service Corp. International	190,734	13,627,944
Strategic Education, Inc. (b)	27,166	2,222,179
Stride, Inc. (a)	49,300	1,745,713
The Beachbody Co., Inc. (a)(b)	175,044	122,531
Udemy, Inc. (a)	78,651	1,116,058
Universal Technical Institute, Inc. (a)	41,458	300,156
Vivint Smart Home, Inc. Class A (a)	54,301	503,913
WW International, Inc. (a)(b)	65,534	270,655
Xwell, Inc. (a)(b)	115,040	47,742
		63,529,336
Hotels, Restaurants & Leisure - 2.2%
Accel Entertainment, Inc. (a)	69,126	591,027
Airbnb, Inc. Class A (a)	483,065	49,340,259
Allied Esports Entertainment, Inc. (a)	18,221	25,145
ARAMARK Holdings Corp.	311,396	12,954,074
Ark Restaurants Corp. (b)	2,540	49,073
Bally's Corp. (a)	33,737	843,425
Biglari Holdings, Inc.:
Class A (a)	82	56,990
Class B (a)	947	136,235
BJ's Restaurants, Inc. (a)	28,400	911,072
Bloomin' Brands, Inc. (b)	107,663	2,424,571
Bluegreen Vacations Holding Corp. Class A	13,449	289,826
Booking Holdings, Inc. (a)	48,039	99,894,699
Bowlero Corp. Class A (a)(b)	41,854	584,282
Boyd Gaming Corp.	98,148	6,019,417
Brinker International, Inc. (a)	53,021	1,773,552
BurgerFi International, Inc. (a)(b)	15,389	22,776
Caesars Entertainment, Inc. (a)	259,448	13,182,553
Canterbury Park Holding Co.	2,659	76,313
Carnival Corp. (a)(b)	1,194,378	11,860,174
Carrols Restaurant Group, Inc. (a)	38,623	57,548
Century Casinos, Inc. (a)	32,935	246,024
Chipotle Mexican Grill, Inc. (a)	33,595	54,657,721
Choice Hotels International, Inc.	35,097	4,324,652
Churchill Downs, Inc.	40,117	8,904,369
Chuy's Holdings, Inc. (a)	22,879	725,036
Cracker Barrel Old Country Store, Inc. (b)	27,604	3,168,939
Darden Restaurants, Inc.	148,286	21,796,559
Dave & Buster's Entertainment, Inc. (a)	51,395	2,038,326
Denny's Corp. (a)	69,610	872,909
Dine Brands Global, Inc.	18,948	1,413,331
Domino's Pizza, Inc.	43,407	16,873,603
Draftkings Holdings, Inc. (a)(b)	543,038	8,319,342
Drive Shack, Inc. (a)(b)	94,875	40,891
Dutch Bros, Inc. (a)(b)	31,122	1,174,544
Ebet, Inc. (a)(b)	2,137	1,412
El Pollo Loco Holdings, Inc.	23,841	259,867
Elys Game Technology Corp. (a)(b)	16,022	2,435
Esports Entertainment Group, Inc. (a)(b)	34,598	4,107
Everi Holdings, Inc. (a)	108,630	1,816,294
Expedia, Inc. (a)	183,985	19,656,957
F45 Training Holdings, Inc. (a)	44,160	118,790
FAT Brands, Inc.:
Class A	166	1,121
Class B	6,852	47,827
Fiesta Restaurant Group, Inc. (a)	19,904	129,774
First Watch Restaurant Group, Inc. (a)	14,166	222,123
Flanigans Enterprises, Inc. (b)	648	18,350
Full House Resorts, Inc. (a)	39,366	301,150
GAN Ltd. (a)	44,881	60,141
Global Business Travel Group, Inc. (a)(b)	18,110	90,007
Golden Entertainment, Inc. (a)	26,620	1,179,532
Good Times Restaurants, Inc. (a)	10,762	26,044
Hall of Fame Resort & Entertainment Co. (a)(b)	85,698	51,385
Hilton Grand Vacations, Inc. (a)	98,261	4,325,449
Hilton Worldwide Holdings, Inc.	331,695	47,306,341
Hyatt Hotels Corp. Class A (a)	60,449	6,064,244
Inspirato, Inc. (a)	25,787	47,964
Inspired Entertainment, Inc. (a)	30,618	374,764
Jack in the Box, Inc.	25,489	1,842,855
Krispy Kreme, Inc.	81,192	1,251,981
Kura Sushi U.S.A., Inc. Class A (a)	4,433	291,248
Las Vegas Sands Corp. (a)	397,431	18,615,668
Life Time Group Holdings, Inc. (a)(b)	68,149	874,352
Light & Wonder, Inc. Class A (a)	114,091	7,389,674
Lindblad Expeditions Holdings (a)	40,698	369,538
Lottery.Com, Inc. (a)(b)	36,408	10,420
Marriott International, Inc. Class A	333,651	55,169,193
Marriott Vacations Worldwide Corp.	47,567	7,086,532
McDonald's Corp.	890,069	242,801,923
Membership Collective Group, Inc. Class A (a)(b)	55,539	249,926
MGM Resorts International	394,289	14,533,493
Monarch Casino & Resort, Inc. (a)	16,072	1,363,709
Muscle Maker, Inc. (a)	18,951	11,806
Nathan's Famous, Inc.	3,715	252,249
Noodles & Co. (a)	45,006	247,983
Norwegian Cruise Line Holdings Ltd. (a)(b)	509,702	8,379,501
Papa John's International, Inc.	38,939	3,242,061
Penn Entertainment, Inc. (a)	191,881	6,752,292
Planet Fitness, Inc. (a)	101,911	7,985,746
Playa Hotels & Resorts NV (a)	162,478	999,240
PlayAGS, Inc. (a)	34,702	183,921
Portillo's, Inc. (a)	44,432	897,082
Potbelly Corp. (a)	26,327	146,641
Rave Restaurant Group, Inc. (a)	22,026	39,427
RCI Hospitality Holdings, Inc. (b)	10,314	938,780
Red Robin Gourmet Burgers, Inc. (a)(b)	19,312	160,096
Red Rock Resorts, Inc.	59,900	2,699,094
Royal Caribbean Cruises Ltd. (a)(b)	265,396	15,905,182
Rush Street Interactive, Inc. (a)	70,986	250,581
Ruth's Hospitality Group, Inc.	37,422	655,259
SeaWorld Entertainment, Inc. (a)	50,735	2,894,939
Shake Shack, Inc. Class A (a)	45,182	2,376,573
Six Flags Entertainment Corp. (a)(b)	88,864	2,140,734
Sonder Holdings, Inc. (a)(b)	173,286	306,716
Starbucks Corp.	1,388,191	141,873,120
Sweetgreen, Inc. Class A (b)	90,366	1,294,945
Target Hospitality Corp. (a)(b)	29,476	426,223
Texas Roadhouse, Inc. Class A (b)	80,920	8,036,974
The Cheesecake Factory, Inc. (b)	59,208	2,074,648
The ONE Group Hospitality, Inc. (a)(b)	32,411	213,588
Travel+Leisure Co.	101,285	3,936,948
Vacasa, Inc. Class A (a)(b)	100,017	157,027
Vail Resorts, Inc.	48,695	12,540,910
Wendy's Co.	204,971	4,624,146
Wingstop, Inc. (b)	36,198	5,991,131
Wyndham Hotels & Resorts, Inc.	109,179	8,005,004
Wynn Resorts Ltd. (a)	125,165	10,471,304
Xponential Fitness, Inc. (a)(b)	21,885	484,534
Yum! Brands, Inc.	344,006	44,259,812
		1,061,462,064
Household Durables - 0.4%
Aterian, Inc. (a)(b)	89,282	96,425
Bassett Furniture Industries, Inc.	10,142	192,597
Beazer Homes U.S.A., Inc. (a)	35,293	481,749
Cavco Industries, Inc. (a)	10,021	2,301,122
Century Communities, Inc. (b)	34,756	1,673,849
Cricut, Inc. (a)(b)	49,760	409,027
D.R. Horton, Inc.	382,478	32,893,108
Dixie Group, Inc. (a)	13,394	13,310
Dream Finders Homes, Inc. (a)(b)	25,950	255,348
Emerson Radio Corp. (a)	6,994	3,967
Ethan Allen Interiors, Inc. (b)	27,411	779,843
Flexsteel Industries, Inc.	6,418	94,986
Garmin Ltd.	186,627	17,354,445
GoPro, Inc. Class A (a)	155,970	854,716
Green Brick Partners, Inc. (a)	33,028	798,617
Hamilton Beach Brands Holding Co. Class A	8,711	123,696
Harbor Custom Development, Inc. (a)(b)	15,633	9,380
Helen of Troy Ltd. (a)	29,007	2,858,350
Hooker Furnishings Corp.	14,337	243,872
Hovnanian Enterprises, Inc. Class A (a)	6,046	290,268
Installed Building Products, Inc.	28,596	2,428,658
iRobot Corp. (a)(b)	32,812	1,709,177
KB Home	101,834	3,196,569
Koss Corp. (a)(b)	7,625	48,800
La-Z-Boy, Inc. (b)	52,526	1,430,283
Landsea Homes Corp. (a)	15,255	83,750
Legacy Housing Corp. (a)	10,766	188,620
Leggett & Platt, Inc.	160,018	5,698,241
Lennar Corp.:
Class A	320,572	28,155,839
Class B	2,803	203,526
LGI Homes, Inc. (a)	24,759	2,459,559
Lifetime Brands, Inc.	15,395	129,472
Live Ventures, Inc. (a)	1,305	33,023
Lovesac (a)(b)	18,375	478,669
M.D.C. Holdings, Inc. (b)	70,021	2,270,781
M/I Homes, Inc. (a)	33,348	1,506,663
Meritage Homes Corp. (a)	44,216	3,820,705
Mohawk Industries, Inc. (a)	63,722	6,456,950
Nephros, Inc. (a)	3,430	3,567
Newell Brands, Inc. (b)	455,866	5,912,582
Nova LifeStyle, Inc. (a)(b)	1,541	786
NVR, Inc. (a)	3,730	17,303,507
PulteGroup, Inc.	279,737	12,526,623
Purple Innovation, Inc. (a)(b)	54,272	274,074
Singing Machine Co., Inc.	1,393	7,202
Skyline Champion Corp. (a)	64,092	3,332,143
Snap One Holdings Corp. (a)	21,684	175,857
Sonos, Inc. (a)	153,873	2,697,394
Taylor Morrison Home Corp. (a)	137,287	4,172,152
Tempur Sealy International, Inc.	208,190	6,614,196
Toll Brothers, Inc.	128,893	6,175,264
TopBuild Corp. (a)	39,185	6,037,625
Traeger, Inc. (a)(b)	69,694	223,021
TRI Pointe Homes, Inc. (a)	122,416	2,257,351
Tupperware Brands Corp. (a)	47,014	217,675
Universal Electronics, Inc. (a)	15,604	341,259
Vizio Holding Corp. (a)(b)	67,804	697,703
VOXX International Corp. (a)(b)	17,324	190,391
Vuzix Corp. (a)(b)	72,026	300,348
Weber, Inc. (b)	24,450	166,260
Whirlpool Corp.	65,935	9,661,456
ZAGG, Inc. rights (a)(c)	23,001	2,070
		201,318,466
Internet & Direct Marketing Retail - 2.4%
1-800-FLOWERS.com, Inc. Class A (a)	34,090	288,401
1stDibs.com, Inc. (a)(b)	24,681	148,580
a.k.a. Brands Holding Corp. (a)(b)	11,951	21,512
Amazon.com, Inc. (a)	10,723,946	1,035,289,747
BARK, Inc. (a)	125,980	209,127
Boxed, Inc. Class A (a)	58,883	21,634
CarParts.com, Inc. (a)(b)	62,013	336,110
Chewy, Inc. (a)(b)	109,989	4,743,826
ContextLogic, Inc. (a)(b)	631,670	463,456
Digital Brands Group, Inc. (a)(b)	371	1,347
Doordash, Inc. (a)	316,248	18,421,446
Duluth Holdings, Inc. (a)(b)	17,114	149,919
eBay, Inc.	664,474	30,193,699
Etsy, Inc. (a)	153,191	20,234,999
Groupon, Inc. (a)(b)	26,191	218,171
Grove Collaborative Holdings, Inc. Class A (a)(b)	46,115	28,416
iMedia Brands, Inc. (a)(b)	25,039	14,748
iPower, Inc. (a)(b)	2,046	994
Lands' End, Inc. (a)	16,347	188,971
Liquidity Services, Inc. (a)	32,936	549,702
Lulu's Fashion Lounge Holdings, Inc. (b)	11,746	45,222
Lyft, Inc. (a)	371,078	4,163,495
Overstock.com, Inc. (a)(b)	55,500	1,477,410
PARTS iD, Inc. (a)(b)	3,233	4,203
PetMed Express, Inc. (b)	25,431	503,534
Polished.Com, Inc. (a)(b)	119,292	82,323
Porch Group, Inc. Class A (a)(b)	99,839	203,672
Poshmark, Inc. (a)	52,889	943,011
Quotient Technology, Inc. (a)	109,745	323,748
Qurate Retail, Inc.	9,691	79,757
Qurate Retail, Inc. Series A	388,383	912,700
Remark Holdings, Inc. (a)(b)	95,953	23,029
Rent the Runway, Inc. Class A (a)(b)	57,663	76,692
Revolve Group, Inc. (a)(b)	49,378	1,304,567
RumbleON, Inc. Class B (a)	12,589	96,054
Stitch Fix, Inc. (a)(b)	88,419	357,213
The RealReal, Inc. (a)(b)	101,834	151,733
thredUP, Inc. (a)	71,837	89,796
Trxade Health, Inc. (a)	1,931	1,091
Uber Technologies, Inc. (a)	2,395,785	69,813,175
Vivid Seats, Inc. Class A (b)	29,718	231,800
Waitr Holdings, Inc. (a)(b)	6,625	5,504
Wayfair LLC Class A (a)(b)	92,664	3,395,209
Xometry, Inc. (a)(b)	35,660	1,505,922
		1,197,315,665
Leisure Products - 0.1%
Acushnet Holdings Corp. (b)	39,532	1,796,729
American Outdoor Brands, Inc. (a)(b)	16,630	157,320
AMMO, Inc. (a)(b)	108,433	232,047
Brunswick Corp.	89,930	6,672,806
Clarus Corp.	36,567	304,237
Escalade, Inc. (b)	14,000	141,540
Forza X1, Inc.	3,639	5,568
Hasbro, Inc.	157,012	9,863,494
JAKKS Pacific, Inc. (a)	8,859	166,726
Johnson Outdoors, Inc. Class A	7,000	395,920
Latham Group, Inc. (a)	52,123	179,824
Malibu Boats, Inc. Class A (a)	24,865	1,434,959
Marine Products Corp.	16,417	191,258
MasterCraft Boat Holdings, Inc. (a)	21,744	559,256
Mattel, Inc. (a)	427,128	7,786,543
Nautilus, Inc. (a)(b)	37,457	55,436
Peloton Interactive, Inc. Class A (a)(b)	371,908	4,232,313
Polaris, Inc. (b)	67,653	7,716,501
Smith & Wesson Brands, Inc. (b)	55,304	650,928
Solo Brands, Inc. Class A (a)	27,191	118,281
Sturm, Ruger & Co., Inc. (b)	21,319	1,171,053
Topgolf Callaway Brands Corp. (a)(b)	167,387	3,506,758
Vista Outdoor, Inc. (a)	68,176	1,906,883
YETI Holdings, Inc. (a)	104,256	4,680,052
		53,926,432
Multiline Retail - 0.5%
Big Lots, Inc. (b)	35,538	692,991
Dillard's, Inc. Class A (b)	4,238	1,524,409
Dollar General Corp.	274,570	70,202,058
Dollar Tree, Inc. (a)	255,393	38,383,014
Franchise Group, Inc.	34,657	902,815
Kohl's Corp.	155,619	4,992,258
Macy's, Inc.	326,330	7,668,755
Nordstrom, Inc. (b)	134,462	2,819,668
Ollie's Bargain Outlet Holdings, Inc. (a)	70,409	4,287,908
Target Corp.	561,100	93,742,977
Tuesday Morning Corp. (a)(b)	56,575	6,580
		225,223,433
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A (a)	61,130	1,465,897
Academy Sports & Outdoors, Inc.	102,963	5,197,572
Advance Auto Parts, Inc.	73,378	11,079,344
America's Car Mart, Inc. (a)	7,191	523,217
American Eagle Outfitters, Inc.	190,756	3,017,760
Arhaus, Inc.	26,032	250,688
Arko Corp.	87,503	825,153
Asbury Automotive Group, Inc. (a)	26,788	5,025,965
AutoNation, Inc. (a)	46,712	5,788,084
AutoZone, Inc. (a)	23,572	60,792,188
Barnes & Noble Education, Inc. (a)	46,847	118,991
Bath & Body Works, Inc.	276,213	11,739,053
Bed Bath & Beyond, Inc. (a)(b)	81,927	278,552
Best Buy Co., Inc.	242,566	20,690,880
Big 5 Sporting Goods Corp. (b)	27,052	335,715
Boot Barn Holdings, Inc. (a)	36,118	2,432,547
Brilliant Earth Group, Inc. Class A (a)(b)	13,669	72,172
Build-A-Bear Workshop, Inc.	16,118	382,803
Burlington Stores, Inc. (a)	79,939	15,642,464
Caleres, Inc. (b)	44,415	1,073,066
Camping World Holdings, Inc. (b)	48,222	1,327,552
CarLotz, Inc. Class A (a)	78,816	13,202
CarMax, Inc. (a)(b)	192,529	13,353,811
Carvana Co. Class A (a)(b)	120,359	927,968
Chico's FAS, Inc. (a)	151,193	887,503
Citi Trends, Inc. (a)(b)	10,784	325,892
Conn's, Inc. (a)(b)	15,740	156,770
Designer Brands, Inc. Class A (b)	68,801	1,052,655
Destination XL Group, Inc. (a)	66,462	442,637
Dick's Sporting Goods, Inc. (b)	68,850	8,233,083
Envela Corp. (a)(b)	11,687	60,422
EVgo, Inc. Class A (a)(b)	84,122	538,381
Express, Inc. (a)(b)	84,247	119,631
Five Below, Inc. (a)	67,172	10,805,288
Floor & Decor Holdings, Inc. Class A (a)(b)	128,359	9,579,432
Foot Locker, Inc.	96,308	3,833,058
GameStop Corp. Class A (b)	305,847	8,016,250
Gap, Inc.	258,272	3,755,275
Genesco, Inc. (a)	15,736	821,419
Group 1 Automotive, Inc. (b)	19,091	3,691,054
GrowGeneration Corp. (a)(b)	75,996	516,013
Guess?, Inc. (b)	41,953	870,944
Haverty Furniture Companies, Inc. (b)	16,654	525,101
Hibbett, Inc. (b)	15,613	1,040,763
J.Jill, Inc. (a)	5,188	131,983
JOANN, Inc. (b)	15,055	75,727
Kirkland's, Inc. (a)(b)	13,524	51,932
Lazydays Holdings, Inc. (a)(b)	11,200	155,120
Leslie's, Inc. (a)(b)	178,922	2,612,261
Lithia Motors, Inc. Class A (sub. vtg.) (b)	33,311	7,971,655
LL Flooring Holdings, Inc. (a)	36,012	245,242
Lowe's Companies, Inc.	773,247	164,353,650
MarineMax, Inc. (a)	26,189	865,023
Monro, Inc. (b)	38,976	1,772,239
Murphy U.S.A., Inc.	25,960	7,679,228
National Vision Holdings, Inc. (a)(b)	95,372	3,858,751
O'Reilly Automotive, Inc. (a)	77,105	66,660,357
OneWater Marine, Inc. Class A (a)	13,291	434,483
Party City Holdco, Inc. (a)(b)	125,249	88,927
Penske Automotive Group, Inc. (b)	31,372	3,966,989
Petco Health & Wellness Co., Inc. (a)(b)	96,453	1,064,841
Rent-A-Center, Inc.	64,709	1,558,840
RH (a)	24,197	6,940,426
Ross Stores, Inc.	423,345	49,815,006
Sally Beauty Holdings, Inc. (a)	128,853	1,515,311
Shift Technologies, Inc. Class A (a)(b)	72,042	19,992
Shoe Carnival, Inc.	20,869	551,150
Signet Jewelers Ltd. (b)	56,366	3,663,790
Sleep Number Corp. (a)(b)	26,454	773,780
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	22,425	1,191,665
Sportsman's Warehouse Holdings, Inc. (a)	53,501	525,380
The Aaron's Co., Inc.	37,666	459,149
The Buckle, Inc.	35,800	1,573,410
The Cato Corp. Class A (sub. vtg.)	20,968	218,067
The Children's Place, Inc. (a)	16,002	568,071
The Container Store Group, Inc. (a)	39,823	189,159
The Home Depot, Inc.	1,243,479	402,874,761
The ODP Corp. (a)	51,704	2,488,514
Tile Shop Holdings, Inc.	45,938	192,940
Tilly's, Inc.	28,099	266,941
TJX Companies, Inc.	1,417,375	113,460,869
Torrid Holdings, Inc. (a)(b)	12,770	51,846
Tractor Supply Co.	134,295	30,392,301
TravelCenters of America LLC (a)	15,161	775,485
Ulta Beauty, Inc. (a)	62,673	29,132,917
Urban Outfitters, Inc. (a)(b)	72,744	2,105,211
Victoria's Secret & Co. (a)	100,510	4,623,460
Volta, Inc. (a)(b)	162,964	80,227
Vroom, Inc. (a)(b)	159,288	195,924
Warby Parker, Inc. (a)(b)	75,512	1,285,969
Williams-Sonoma, Inc. (b)	83,262	9,733,328
Winmark Corp.	3,331	799,440
Zumiez, Inc. (a)(b)	19,218	446,819
		1,148,084,771
Textiles, Apparel & Luxury Goods - 0.7%
Allbirds, Inc. Class A (b)	116,732	336,188
Capri Holdings Ltd. (a)	166,789	9,565,349
Carter's, Inc. (b)	47,216	3,448,657
Charles & Colvard Ltd. (a)	24,455	22,010
Columbia Sportswear Co.	42,807	3,835,079
Crocs, Inc. (a)	74,612	7,535,812
Crown Crafts, Inc.	5,196	30,604
Culp, Inc.	11,695	59,995
Deckers Outdoor Corp. (a)	32,103	12,805,245
Delta Apparel, Inc. (a)	7,085	93,522
Forward Industries, Inc. (NY Shares) (a)(b)	3,817	4,733
Fossil Group, Inc. (a)	60,572	288,928
G-III Apparel Group Ltd. (a)	52,356	1,132,460
Hanesbrands, Inc. (b)	422,696	2,840,517
Jerash Holdings U.S., Inc.	2,992	13,255
Kontoor Brands, Inc. (b)	59,681	2,593,139
Lakeland Industries, Inc. (a)(b)	9,273	123,609
Levi Strauss & Co. Class A (b)	119,540	1,975,996
lululemon athletica, Inc. (a)	140,549	53,452,190
Movado Group, Inc. (b)	19,551	629,347
NIKE, Inc. Class B	1,529,013	167,717,436
Oxford Industries, Inc. (b)	18,151	2,048,522
PLBY Group, Inc. (a)(b)	41,182	149,079
PVH Corp.	80,902	5,434,996
Ralph Lauren Corp. (b)	51,839	5,864,028
Rocky Brands, Inc.	8,992	254,294
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	163,019	6,874,511
Steven Madden Ltd.	90,070	3,111,018
Superior Group of Companies, Inc.	13,864	138,640
Tapestry, Inc.	304,536	11,502,325
Toughbuilt Industries, Inc. (a)(b)	2,503	5,782
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	228,270	2,282,700
Class C (non-vtg.) (a)	241,721	2,107,807
Unifi, Inc. (a)	15,719	137,698
Vera Bradley, Inc. (a)	27,694	105,237
VF Corp. (b)	399,674	13,117,301
Vince Holding Corp. (a)	1,696	13,263
Wolverine World Wide, Inc.	95,530	1,069,936
		322,721,208
TOTAL CONSUMER DISCRETIONARY		5,269,062,325
CONSUMER STAPLES - 6.4%
Beverages - 1.6%
Alkaline Water Co., Inc. (a)(b)	119,158	20,793
Boston Beer Co., Inc. Class A (a)	11,530	4,431,786
Brown-Forman Corp.:
Class A (b)	49,722	3,629,209
Class B (non-vtg.)	238,449	17,411,546
Celsius Holdings, Inc. (a)	48,548	5,405,334
Coca-Cola Bottling Co. Consolidated	5,588	2,748,178
Constellation Brands, Inc. Class A (sub. vtg.)	194,324	50,009,281
Duckhorn Portfolio, Inc. (a)	52,393	841,432
Eastside Distilling, Inc. (a)(b)	11,228	3,089
Keurig Dr. Pepper, Inc.	1,028,416	39,768,847
MGP Ingredients, Inc. (b)	18,717	2,340,748
Molson Coors Beverage Co. Class B	227,733	12,550,366
Monster Beverage Corp. (a)	465,477	47,878,964
National Beverage Corp. (b)	28,311	1,458,866
PepsiCo, Inc.	1,669,846	309,773,131
REED'S, Inc. (a)(b)	79,714	10,203
Splash Beverage Group, Inc. (a)(b)	31,395	32,337
The Coca-Cola Co.	4,709,280	299,557,301
The Vita Coco Co., Inc. (a)	29,249	346,308
Vintage Wine Estates, Inc. (a)	45,667	151,614
Willamette Valley Vineyards, Inc. (a)	4,326	26,302
Winc, Inc.	2,034	603
Zevia PBC (a)(b)	52,759	225,281
		798,621,519
Food & Staples Retailing - 1.5%
Albertsons Companies, Inc.	192,991	4,043,161
Andersons, Inc.	38,737	1,491,375
BJ's Wholesale Club Holdings, Inc. (a)	163,502	12,301,890
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	17,555	73
warrants 11/4/28 (a)	17,555	26
warrants 11/4/28 (a)	17,555	11
Class A (a)(b)	33,666	34,339
Casey's General Stores, Inc.	45,017	10,940,031
Chefs' Warehouse Holdings (a)	41,234	1,601,941
Costco Wholesale Corp.	535,961	289,016,969
Grocery Outlet Holding Corp. (a)	106,858	3,234,592
HF Foods Group, Inc. (a)	41,264	183,212
Ingles Markets, Inc. Class A	17,482	1,767,430
Kroger Co.	787,852	38,754,440
MedAvail Holdings, Inc. (a)	23,081	9,673
Natural Grocers by Vitamin Cottage, Inc.	11,428	115,194
Performance Food Group Co. (a)	187,489	11,433,079
PriceSmart, Inc.	30,352	2,156,206
Rite Aid Corp. (a)(b)	67,461	342,027
SpartanNash Co.	43,801	1,438,863
Sprouts Farmers Market LLC (a)	130,031	4,463,964
Sysco Corp.	616,137	53,302,012
U.S. Foods Holding Corp. (a)	246,965	9,033,980
United Natural Foods, Inc. (a)	70,614	3,366,876
Village Super Market, Inc. Class A (b)	10,045	226,414
Walgreens Boots Alliance, Inc.	867,719	36,010,339
Walmart, Inc.	1,724,650	262,871,153
Weis Markets, Inc.	19,977	1,742,194
		749,881,464
Food Products - 1.2%
Alico, Inc.	6,646	205,561
AppHarvest, Inc. (a)(b)	90,982	82,048
Arcadia Biosciences, Inc. (a)(b)	27,868	8,957
Archer Daniels Midland Co.	678,294	66,133,665
B&G Foods, Inc. Class A (b)	87,455	1,161,402
Barfresh Food Group, Inc. (a)	3,086	3,858
Benson Hill, Inc. (a)	155,771	484,448
Better Choice Co., Inc. (a)(b)	24,615	16,755
Beyond Meat, Inc. (a)(b)	72,823	1,062,488
Blue Star Foods Corp. (b)	10,512	6,832
BRC, Inc. Class A (a)(b)	43,784	267,520
Bridgford Foods Corp. (a)	1,670	18,253
Bunge Ltd.	183,857	19,275,568
Cal-Maine Foods, Inc.	46,065	2,684,668
Calavo Growers, Inc.	21,667	757,478
Campbell Soup Co.	243,509	13,069,128
Coffee Holding Co., Inc.	4,336	10,233
Conagra Brands, Inc.	580,951	22,064,519
Darling Ingredients, Inc. (a)	194,102	13,942,347
Farmer Brothers Co. (a)	22,933	132,553
Flowers Foods, Inc.	233,245	7,009,012
Fresh Del Monte Produce, Inc.	37,270	1,031,634
Freshpet, Inc. (a)(b)	57,902	3,880,592
General Mills, Inc.	720,694	61,475,198
Hormel Foods Corp.	350,236	16,461,092
Hostess Brands, Inc. Class A (a)	164,833	4,351,591
Ingredion, Inc.	79,235	7,762,653
J&J Snack Foods Corp. (b)	18,169	2,980,079
John B. Sanfilippo & Son, Inc.	10,933	925,916
Kellogg Co.	308,595	22,512,005
Laird Superfood, Inc. (a)	7,014	7,926
Lamb Weston Holdings, Inc.	173,641	15,089,403
Lancaster Colony Corp.	23,998	4,970,946
Lifecore Biomedical (a)	30,882	262,806
Lifeway Foods, Inc. (a)	5,106	34,108
Limoneira Co.	18,348	235,588
Local Bounti Corp. (a)(b)	46,664	97,994
MamaMancini's Holdings, Inc. (a)	14,930	15,229
McCormick & Co., Inc. (non-vtg.)	303,071	25,815,588
Mission Produce, Inc. (a)	50,073	795,660
Mondelez International, Inc.	1,658,035	112,099,746
Nuzee, Inc. (a)	8,894	2,914
Pilgrim's Pride Corp. (a)	54,951	1,437,518
Post Holdings, Inc. (a)	65,575	6,138,476
RiceBran Technologies (a)(b)	4,707	5,178
Rocky Mountain Chocolate Factory, Inc. (a)	4,008	24,409
S&W Seed Co. (a)(b)	20,820	23,110
Seaboard Corp.	311	1,229,336
Seneca Foods Corp. Class A (a)	7,840	503,955
Sovos Brands, Inc. (a)	47,208	679,323
Stryve Foods, Inc. (a)	15,443	13,540
Tattooed Chef, Inc. (a)(b)	58,496	88,329
The Hain Celestial Group, Inc. (a)	108,926	2,041,273
The Hershey Co.	177,617	41,770,190
The J.M. Smucker Co.	128,905	19,852,659
The Kraft Heinz Co.	963,876	37,928,521
The Real Good Food Co., Inc. (b)	7,165	51,230
The Simply Good Foods Co. (a)	103,424	4,126,618
Tootsie Roll Industries, Inc. (b)	21,553	968,807
TreeHouse Foods, Inc. (a)	61,088	3,019,580
Tyson Foods, Inc. Class A	350,369	23,222,457
Utz Brands, Inc. Class A (b)	81,214	1,547,939
Vital Farms, Inc. (a)	32,896	469,426
Whole Earth Brands, Inc. Class A (a)	46,016	199,249
		574,547,084
Household Products - 1.3%
Central Garden & Pet Co. (a)	55,013	2,258,284
Central Garden & Pet Co. Class A (non-vtg.) (a)	6,110	238,718
Church & Dwight Co., Inc.	293,936	24,064,540
Colgate-Palmolive Co.	1,008,562	78,143,384
Energizer Holdings, Inc.	80,171	2,733,029
Kimberly-Clark Corp.	408,135	55,355,350
Oil-Dri Corp. of America (b)	6,165	201,596
Procter & Gamble Co.	2,891,324	431,269,888
Reynolds Consumer Products, Inc. (b)	66,074	2,111,725
Spectrum Brands Holdings, Inc.	49,393	2,631,165
The Clorox Co.	148,991	22,147,512
WD-40 Co. (b)	16,524	2,767,770
		623,922,961
Personal Products - 0.2%
BellRing Brands, Inc. (a)	163,809	4,080,482
Coty, Inc. Class A (a)	437,044	3,439,536
Cyanotech Corp. (a)(b)	678	841
Edgewell Personal Care Co. (b)	62,688	2,708,748
elf Beauty, Inc. (a)	60,267	3,312,274
Estee Lauder Companies, Inc. Class A	280,498	66,138,623
Guardion Health Sciences, Inc. (a)(b)	18,722	3,258
Herbalife Nutrition Ltd. (a)	118,437	2,075,016
Inter Parfums, Inc.	21,694	2,067,221
Jupiter Wellness, Inc. (a)(b)	27,726	30,221
Lifemd, Inc. (a)(b)	28,287	68,737
LifeVantage Corp.	14,249	53,291
Mannatech, Inc.	1,076	24,038
MediFast, Inc.	13,414	1,690,835
Natural Alternatives International, Inc. (a)	5,280	38,808
Natural Health Trends Corp. (b)	7,985	32,499
Nature's Sunshine Products, Inc. (a)	15,581	138,671
Nu Skin Enterprises, Inc. Class A	60,988	2,543,809
Olaplex Holdings, Inc. (a)	103,100	615,507
The Beauty Health Co. (a)(b)	127,958	1,375,549
The Honest Co., Inc. (a)(b)	74,839	215,536
Thorne HealthTech, Inc. (a)	15,865	76,152
United-Guardian, Inc.	2,834	31,429
Upexi, Inc. (a)	8,507	33,518
USANA Health Sciences, Inc. (a)	13,617	749,480
Veru, Inc. (a)(b)	61,206	347,650
		91,891,729
Tobacco - 0.6%
22nd Century Group, Inc. (a)(b)	266,297	314,230
Altria Group, Inc.	2,179,151	101,504,854
Philip Morris International, Inc.	1,875,658	186,946,833
Turning Point Brands, Inc.	19,062	419,745
Universal Corp. (b)	29,900	1,701,609
Vector Group Ltd.	158,567	1,760,094
		292,647,365
TOTAL CONSUMER STAPLES		3,131,512,122
ENERGY - 5.1%
Energy Equipment & Services - 0.5%
Archrock, Inc. (b)	161,414	1,405,916
Baker Hughes Co. Class A	1,224,298	35,529,128
Bristow Group, Inc. (a)	28,577	743,002
Cactus, Inc.	73,461	3,995,544
Championx Corp.	245,547	7,572,669
Core Laboratories NV (b)	55,957	1,213,148
Diamond Offshore Drilling, Inc. (a)	122,579	1,173,081
DMC Global, Inc. (a)	22,824	419,733
Dril-Quip, Inc. (a)	41,894	986,185
Energy Services of America Corp. (a)	8,604	23,403
ENGlobal Corp. (a)(b)	30,612	29,838
Enservco Corp. (a)(b)	13,463	31,503
Expro Group Holdings NV (a)	83,052	1,442,613
Forum Energy Technologies, Inc. (a)(b)	5,455	158,522
Geospace Technologies Corp. (a)	14,438	64,538
Gulf Island Fabrication, Inc. (a)	14,418	77,857
Halliburton Co.	1,097,202	41,572,984
Helix Energy Solutions Group, Inc. (a)	171,908	1,096,773
Helmerich & Payne, Inc.	127,286	6,501,769
Independence Contract Drilling, Inc. (a)(b)	12,653	49,853
KLX Energy Services Holdings, Inc. (a)(b)	13,341	210,521
Liberty Oilfield Services, Inc. Class A	192,452	3,181,232
Mammoth Energy Services, Inc. (a)	22,663	136,885
MIND Technology, Inc. (a)	11,948	5,569
Nabors Industries Ltd. (a)	10,800	1,709,964
Natural Gas Services Group, Inc. (a)	13,342	147,429
NCS Multistage Holdings, Inc. (a)	754	20,358
Newpark Resources, Inc. (a)	104,173	417,734
Nextier Oilfield Solutions, Inc. (a)	191,905	1,955,512
Nine Energy Service, Inc. (a)(b)	15,286	160,503
Noble Corp. PLC (a)	121,687	4,518,238
NOV, Inc.	475,182	10,672,588
Oceaneering International, Inc. (a)	121,347	1,843,261
Oil States International, Inc. (a)	77,808	525,204
Patterson-UTI Energy, Inc.	262,013	4,703,133
Profire Energy, Inc. (a)	26,827	29,510
ProFrac Holding Corp.	33,154	781,771
ProPetro Holding Corp. (a)	106,527	1,169,666
Ranger Energy Services, Inc. Class A (a)	16,962	189,635
RPC, Inc.	100,606	931,612
Schlumberger Ltd.	1,711,258	88,215,350
SEACOR Marine Holdings, Inc. (a)(b)	29,797	242,846
Select Energy Services, Inc. Class A	91,726	751,236
Smart Sand, Inc. (a)	31,127	60,386
Solaris Oilfield Infrastructure, Inc. Class A	40,266	441,718
Superior Drilling Products, Inc. (a)(b)	12,552	10,293
TechnipFMC PLC (a)	546,582	6,777,617
TETRA Technologies, Inc. (a)	137,718	524,706
Tidewater, Inc. (a)	56,555	1,719,272
Transocean Ltd. (United States) (a)(b)	785,917	3,340,147
U.S. Silica Holdings, Inc. (a)	91,473	1,197,382
Valaris Ltd. (a)	72,726	4,800,643
Weatherford International PLC (a)	77,629	3,369,099
		248,849,079
Oil, Gas & Consumable Fuels - 4.6%
Adams Resources & Energy, Inc.	2,928	113,021
Aemetis, Inc. (a)(b)	37,916	208,917
Alto Ingredients, Inc. (a)	82,100	286,529
American Resources Corp. (a)(b)	66,786	100,847
Amplify Energy Corp. (a)	43,218	357,845
Antero Midstream GP LP (b)	404,727	4,585,557
Antero Resources Corp. (a)	340,638	12,450,319
APA Corp.	394,922	18,502,096
Arch Resources, Inc.	22,433	3,471,507
Archaea Energy, Inc. (a)	87,814	2,277,895
Barnwell Industries, Inc.	6,293	19,760
Battalion Oil Corp. (a)(b)	4,065	46,016
Berry Corp.	79,751	718,557
Brigham Minerals, Inc. Class A	65,621	2,324,952
California Resources Corp.	91,102	4,134,209
Callon Petroleum Co. (a)	62,057	2,601,429
Camber Energy, Inc. (a)(b)	516,993	57,903
Centrus Energy Corp. Class A (a)(b)	14,372	546,136
Cheniere Energy, Inc.	302,153	52,985,550
Chesapeake Energy Corp.	116,937	12,102,980
Chevron Corp.	2,178,840	399,403,160
Chord Energy Corp.	50,194	7,656,091
Civitas Resources, Inc.	62,998	4,243,545
Clean Energy Fuels Corp. (a)	212,456	1,436,203
CNX Resources Corp. (a)	228,808	3,974,395
Comstock Mining, Inc. (a)(b)	77,218	27,188
Comstock Resources, Inc. (b)	109,998	2,018,463
ConocoPhillips Co.	1,540,246	190,235,783
CONSOL Energy, Inc.	39,632	3,069,498
Coterra Energy, Inc.	962,952	26,875,990
Crescent Energy, Inc. Class A (b)	40,194	564,726
CVR Energy, Inc.	35,134	1,294,688
Delek U.S. Holdings, Inc.	85,771	2,657,186
Denbury, Inc. (a)	60,147	5,398,795
Devon Energy Corp.	792,422	54,296,755
Diamondback Energy, Inc.	215,135	31,844,283
Dorian LPG Ltd.	39,837	775,626
DT Midstream, Inc.	116,860	7,050,164
Earthstone Energy, Inc. (a)(b)	45,835	726,026
Ecoark Holdings, Inc. (a)	22,302	14,945
Empire Petroleum Corp. (a)(b)	13,140	180,281
Enviva, Inc. (b)	37,091	2,104,914
EOG Resources, Inc.	709,093	100,641,569
Epsilon Energy Ltd.	24,901	183,271
EQT Corp.	447,567	18,981,316
Equitrans Midstream Corp.	523,435	4,391,620
Evolution Petroleum Corp.	37,977	274,574
Excelerate Energy, Inc.	22,131	627,635
Exxon Mobil Corp.	5,042,465	561,428,053
Gevo, Inc. (a)(b)	281,677	614,056
Green Plains, Inc. (a)(b)	70,265	2,428,358
Gulfport Energy Corp. (a)(b)	14,315	1,160,803
Hallador Energy Co. (a)	29,528	301,186
Hess Corp.	337,111	48,513,644
HF Sinclair Corp.	175,691	10,952,577
HighPeak Energy, Inc. (b)	16,061	385,143
Houston American Energy Corp. (a)(b)	10,935	43,740
International Seaways, Inc.	49,189	2,119,062
Kinder Morgan, Inc.	2,397,980	45,849,378
Kinetik Holdings, Inc. (b)	23,816	810,458
Kosmos Energy Ltd. (a)	551,264	3,665,906
Laredo Petroleum, Inc. (a)	20,682	1,320,132
Lightbridge Corp. (a)(b)	12,868	62,667
Magnolia Oil & Gas Corp. Class A	203,587	5,309,549
Marathon Oil Corp.	819,372	25,097,364
Marathon Petroleum Corp.	603,104	73,464,098
Matador Resources Co. (b)	135,830	9,013,679
Mexco Energy Corp. (a)(b)	1,824	26,630
Murphy Oil Corp.	176,707	8,340,570
NACCO Industries, Inc. Class A (b)	5,369	243,001
New Concept Energy, Inc. (a)	3,775	5,210
New Fortress Energy, Inc.	57,759	2,939,933
Nextdecade Corp. (a)(b)	51,434	279,287
Northern Oil & Gas, Inc.	83,055	3,022,371
Occidental Petroleum Corp.	901,541	62,648,084
ONEOK, Inc.	540,618	36,178,157
OPAL Fuels, Inc. (a)	1,278	12,141
Overseas Shipholding Group, Inc. (a)	81,324	233,400
Ovintiv, Inc.	307,648	17,154,452
Par Pacific Holdings, Inc. (a)	66,715	1,563,132
PBF Energy, Inc. Class A	136,670	5,435,366
PDC Energy, Inc.	116,581	8,664,300
Peabody Energy Corp. (a)(b)	140,899	4,500,314
Pedevco Corp. (a)	29,898	35,280
Permian Resource Corp. Class A (b)	245,235	2,491,588
Phillips 66 Co.	581,905	63,101,778
Phx Minerals, Inc. Class A (b)	39,245	141,674
Pioneer Natural Resources Co.	288,827	68,160,284
PrimeEnergy Corp. (a)	710	58,035
Range Resources Corp.	299,696	8,652,224
Ranger Oil Corp.	24,567	1,070,384
Rex American Resources Corp. (a)	19,092	563,405
Riley Exploration Permian, Inc.	4,751	154,455
Ring Energy, Inc. (a)	95,747	258,517
SandRidge Energy, Inc. (a)	38,008	775,363
SilverBow Resources, Inc. (a)	16,211	565,926
Sitio Royalties Corp. (b)	15,571	491,109
SM Energy Co.	148,341	6,394,981
Southwestern Energy Co. (a)	1,347,669	9,325,869
Stabilis Solutions, Inc. (a)	3,281	22,836
Talos Energy, Inc. (a)	78,800	1,548,420
Targa Resources Corp.	273,962	20,380,033
Tellurian, Inc. (a)(b)	619,681	1,666,942
Texas Pacific Land Corp. (b)	7,475	19,379,237
The Williams Companies, Inc.	1,473,883	51,143,740
U.S. Energy Corp. (b)	12,195	32,195
Uranium Energy Corp. (a)(b)	404,180	1,568,218
VAALCO Energy, Inc. (b)	127,381	659,834
Valero Energy Corp.	476,642	63,688,904
Vertex Energy, Inc. (a)(b)	74,071	614,049
W&T Offshore, Inc. (a)	114,248	784,884
World Fuel Services Corp.	74,979	2,133,153
		2,258,490,233
TOTAL ENERGY		2,507,339,312
FINANCIALS - 12.3%
Banks - 4.2%
1st Source Corp.	20,569	1,174,490
ACNB Corp.	10,461	411,117
Affinity Bancshares, Inc. (a)	5,814	85,757
Amalgamated Financial Corp.	21,543	574,552
Amerant Bancorp, Inc. Class A	31,080	915,617
American National Bankshares, Inc.	13,052	503,416
Ameris Bancorp	78,825	4,168,266
AmeriServ Financial, Inc.	17,254	70,569
Ames National Corp. (b)	10,594	242,603
Arrow Financial Corp.	20,231	711,524
Associated Banc-Corp.	181,290	4,459,734
Atlantic Union Bankshares Corp.	90,588	3,231,274
Auburn National Bancorp., Inc.	2,294	51,707
Banc of California, Inc.	67,178	1,140,011
BancFirst Corp.	21,072	2,148,080
Bancorp, Inc., Delaware (a)	68,285	2,046,501
Bank First National Corp.	7,131	677,659
Bank of America Corp.	8,457,924	320,132,423
Bank of Hawaii Corp. (b)	48,509	3,913,221
Bank of Marin Bancorp	18,532	665,113
Bank of South Carolina Corp.	1,655	28,383
Bank of the James Financial Group, Inc.	6,254	72,546
Bank OZK	134,214	6,193,976
Bank7 Corp.	4,217	117,233
BankFinancial Corp.	15,633	154,141
BankUnited, Inc.	93,648	3,438,755
Bankwell Financial Group, Inc. (b)	7,914	234,175
Banner Corp.	41,234	2,911,945
Bar Harbor Bankshares	18,511	560,328
BayCom Corp.	15,106	286,410
BayFirst Financial Corp. (b)	2,480	40,622
BCB Bancorp, Inc.	18,148	342,090
Berkshire Hills Bancorp, Inc.	54,983	1,714,370
Blue Ridge Bankshares, Inc.	18,384	239,544
BOK Financial Corp.	35,217	3,687,572
Brookline Bancorp, Inc., Delaware	93,381	1,327,878
Business First Bancshares, Inc.	25,900	609,168
Byline Bancorp, Inc.	27,349	623,284
C & F Financial Corp.	3,968	222,248
Cadence Bank	220,916	6,371,217
California Bancorp, Inc. (a)	8,230	205,339
Cambridge Bancorp	8,588	763,559
Camden National Corp.	17,950	785,851
Capital Bancorp, Inc.	11,676	289,798
Capital City Bank Group, Inc.	16,247	571,894
Capstar Financial Holdings, Inc.	22,198	397,344
Carter Bankshares, Inc. (a)	29,686	550,378
Cathay General Bancorp	89,911	4,178,164
CB Financial Services, Inc.	5,170	116,222
Central Pacific Financial Corp.	33,799	716,201
Central Valley Community Bancorp	11,688	238,435
Chemung Financial Corp.	4,193	199,168
ChoiceOne Financial Services, Inc.	7,731	175,494
Citigroup, Inc.	2,342,980	113,423,662
Citizens & Northern Corp. (b)	19,241	472,174
Citizens Community Bancorp, Inc.	9,042	131,471
Citizens Financial Group, Inc.	599,600	25,411,048
Citizens Holding Co.	5,474	76,417
City Holding Co.	17,862	1,820,495
Civista Bancshares, Inc.	18,133	414,520
CNB Financial Corp., Pennsylvania	20,025	511,639
Coastal Financial Corp. of Washington (a)	13,216	659,743
Codorus Valley Bancorp, Inc.	11,537	273,312
Colony Bankcorp, Inc.	18,781	257,488
Columbia Banking Systems, Inc. (b)	95,827	3,263,868
Comerica, Inc.	158,262	11,353,716
Commerce Bancshares, Inc.	131,587	9,858,498
Community Bank System, Inc.	64,981	4,232,862
Community Financial Corp.	6,271	251,154
Community Trust Bancorp, Inc.	18,861	903,631
Community West Bancshares	8,703	128,804
ConnectOne Bancorp, Inc.	43,161	1,132,545
CrossFirst Bankshares, Inc. (a)	52,605	729,631
Cullen/Frost Bankers, Inc.	77,529	11,247,132
Customers Bancorp, Inc. (a)	36,995	1,193,829
CVB Financial Corp.	158,459	4,544,604
Dime Community Bancshares, Inc. (b)	39,485	1,408,430
Eagle Bancorp Montana, Inc.	6,841	121,770
Eagle Bancorp, Inc.	38,913	1,835,137
East West Bancorp, Inc.	170,470	11,968,699
Eastern Bankshares, Inc.	196,001	3,843,580
Emclaire Financial Corp.	2,863	92,360
Enterprise Bancorp, Inc.	11,298	395,204
Enterprise Financial Services Corp.	45,165	2,363,936
Equity Bancshares, Inc.	17,139	626,602
Esquire Financial Holdings, Inc.	8,344	374,145
Evans Bancorp, Inc. (b)	6,606	257,172
Farmers & Merchants Bancorp, Inc. (b)	14,711	421,911
Farmers National Banc Corp.	37,989	577,813
FB Financial Corp.	42,541	1,821,180
Fidelity D & D Bancorp, Inc.	5,386	261,760
Fifth Third Bancorp	830,256	30,188,108
Financial Institutions, Inc.	18,907	478,725
Finward Bancorp (b)	3,658	117,788
FinWise BanCorp	12,565	112,708
First Bancorp, North Carolina	43,286	2,104,998
First Bancorp, Puerto Rico (b)	227,179	3,494,013
First Bancshares, Inc. (b)	30,004	1,025,837
First Bank Hamilton New Jersey	18,843	289,052
First Busey Corp.	62,168	1,620,720
First Business Finance Services, Inc.	9,095	348,520
First Capital, Inc. (b)	3,573	87,539
First Citizens Bancshares, Inc.	15,970	13,038,866
First Commonwealth Financial Corp.	112,286	1,652,850
First Community Bankshares, Inc. (b)	17,689	653,609
First Community Corp.	7,616	156,737
First Financial Bancorp, Ohio	114,362	3,022,588
First Financial Bankshares, Inc. (b)	157,258	5,810,683
First Financial Corp., Indiana	13,520	649,906
First Financial Northwest, Inc.	8,821	133,903
First Foundation, Inc.	62,034	869,096
First Guaranty Bancshares, Inc.	6,744	168,533
First Hawaiian, Inc.	154,250	4,095,338
First Horizon National Corp.	648,177	16,107,198
First Internet Bancorp	10,758	279,278
First Interstate Bancsystem, Inc.	109,841	4,791,264
First Merchants Corp.	72,096	3,187,364
First Mid-Illinois Bancshares, Inc.	21,831	756,444
First National Corp.	3,311	62,048
First Northwest Bancorp	11,080	162,100
First of Long Island Corp.	26,526	515,931
First Republic Bank	221,143	28,220,058
First Savings Financial Group, Inc.	6,128	137,574
First U.S. Bancshares, Inc.	8,570	72,845
First United Corp.	7,021	144,352
First Western Financial, Inc. (a)	8,373	254,539
Five Star Bancorp	13,618	367,686
Flushing Financial Corp.	35,043	730,997
FNB Corp., Pennsylvania	422,103	5,951,652
FNCB Bancorp, Inc.	13,381	106,513
Franklin Financial Services Corp.	5,128	157,942
Fulton Financial Corp.	201,158	3,739,527
FVCBankcorp, Inc. (a)	13,706	270,968
German American Bancorp, Inc.	34,025	1,356,237
Glacier Bancorp, Inc.	134,196	7,769,948
Great Southern Bancorp, Inc.	11,187	700,866
Guaranty Bancshares, Inc. Texas	10,531	374,904
Hancock Whitney Corp.	103,582	5,680,437
Hanmi Financial Corp.	36,764	994,466
Hanover Bancorp, Inc.	664	13,353
HarborOne Bancorp, Inc.	54,104	791,542
Hawthorn Bancshares, Inc. (b)	6,956	146,911
HBT Financial, Inc.	12,447	244,584
Heartland Financial U.S.A., Inc.	46,227	2,255,415
Heritage Commerce Corp.	73,605	1,045,927
Heritage Financial Corp., Washington	42,145	1,386,571
Hilltop Holdings, Inc. (b)	55,193	1,644,751
Home Bancshares, Inc. (b)	230,041	5,854,543
HomeStreet, Inc.	21,684	591,973
HomeTrust Bancshares, Inc.	18,266	467,610
Hope Bancorp, Inc.	144,344	1,965,965
Horizon Bancorp, Inc. Indiana	47,334	769,651
Huntington Bancshares, Inc.	1,744,941	27,011,687
Independent Bank Corp.	26,547	651,463
Independent Bank Corp.	55,502	5,024,041
Independent Bank Group, Inc.	42,895	2,828,496
International Bancshares Corp.	63,827	3,362,406
Investar Holding Corp.	10,422	230,743
John Marshall Bankcorp, Inc. (b)	14,220	411,811
JPMorgan Chase & Co.	3,548,187	490,288,480
KeyCorp	1,127,887	21,215,554
Lakeland Bancorp, Inc.	78,343	1,463,447
Lakeland Financial Corp.	30,664	2,421,229
Landmark Bancorp, Inc. (b)	2,994	77,275
LCNB Corp.	15,550	283,632
Limestone Bancorp, Inc.	4,315	111,327
Live Oak Bancshares, Inc. (b)	39,988	1,333,600
M&T Bank Corp.	212,429	36,117,179
Macatawa Bank Corp.	31,806	353,365
Mainstreet Bancshares, Inc.	7,340	212,126
Malvern Bancorp, Inc. (a)	6,589	94,223
Mercantile Bank Corp.	17,820	620,314
Meridian Bank/Malvern, PA	5,830	196,646
Metrocity Bankshares, Inc.	22,739	511,628
Metropolitan Bank Holding Corp. (a)	13,317	846,162
Mid Penn Bancorp, Inc.	16,046	529,518
Middlefield Banc Corp.	6,453	184,556
Midland States Bancorp, Inc.	26,989	726,274
MidWestOne Financial Group, Inc.	17,582	613,436
MVB Financial Corp.	13,367	319,204
National Bank Holdings Corp.	36,336	1,689,987
National Bankshares, Inc.	7,104	279,187
NBT Bancorp, Inc.	51,609	2,382,271
Nicolet Bankshares, Inc. (a)	14,974	1,238,649
Northeast Bank	8,173	346,045
Northrim Bancorp, Inc.	6,797	377,981
Northwest Bancshares, Inc. (b)	153,263	2,343,391
Norwood Financial Corp.	8,873	283,759
Oak Valley Bancorp Oakdale California (b)	6,783	132,336
OceanFirst Financial Corp.	72,397	1,691,194
OFG Bancorp	57,378	1,662,241
Ohio Valley Banc Corp. (b)	4,673	121,498
Old National Bancorp, Indiana (b)	354,581	6,776,043
Old Point Financial Corp.	6,643	140,964
Old Second Bancorp, Inc.	47,590	830,921
Orange County Bancorp, Inc. (b)	6,738	319,112
Origin Bancorp, Inc.	35,414	1,449,141
Orrstown Financial Services, Inc.	13,115	352,925
Pacific Premier Bancorp, Inc. (b)	115,199	4,256,603
PacWest Bancorp	142,609	3,724,947
Park National Corp. (b)	17,553	2,656,295
Parke Bancorp, Inc.	12,021	261,457
Partners Bancorp	14,005	120,303
Pathfinder Bancorp, Inc.	5,112	99,173
Pathward Financial, Inc.	35,229	1,533,518
Patriot National Bancorp, Inc. (a)	2,805	28,779
PCB Bancorp	15,116	281,460
PCSB Financial Corp.	16,891	337,482
Peapack-Gladstone Financial Corp.	19,393	799,379
Penns Woods Bancorp, Inc.	7,414	191,726
Peoples Bancorp of North Carolina	4,669	138,763
Peoples Bancorp, Inc.	35,059	1,051,770
Peoples Financial Services Corp.	8,800	501,072
Pinnacle Financial Partners, Inc.	92,464	7,756,805
Plumas Bancorp	5,626	199,723
PNC Financial Services Group, Inc.	496,206	83,491,622
Popular, Inc.	90,688	6,622,038
Preferred Bank, Los Angeles	16,437	1,242,473
Premier Financial Corp.	43,488	1,268,980
Primis Financial Corp.	24,521	302,834
Professional Holdings Corp. (A Shares) (a)	15,798	473,466
Prosperity Bancshares, Inc.	110,262	8,332,499
QCR Holdings, Inc.	20,596	1,083,556
RBB Bancorp	18,395	413,336
Red River Bancshares, Inc.	5,733	300,983
Regions Financial Corp.	1,130,366	26,235,795
Renasant Corp.	67,473	2,750,874
Republic Bancorp, Inc., Kentucky Class A	11,077	488,163
Republic First Bancorp, Inc. (a)(b)	57,208	145,880
Richmond Mutual Bancorp., Inc. (b)	12,822	165,660
Riverview Bancorp, Inc.	22,324	169,439
S&T Bancorp, Inc.	47,240	1,767,721
Salisbury Bancorp, Inc.	5,366	157,197
Sandy Spring Bancorp, Inc.	54,188	1,886,826
SB Financial Group, Inc.	7,227	119,246
Seacoast Banking Corp., Florida	74,400	2,557,872
ServisFirst Bancshares, Inc.	59,173	4,486,497
Shore Bancshares, Inc.	21,290	423,884
Sierra Bancorp	16,465	356,303
Signature Bank	76,185	10,627,808
Silvergate Capital Corp. (a)(b)	37,845	1,038,088
Simmons First National Corp. Class A	155,310	3,604,745
SmartFinancial, Inc.	19,054	571,239
Sound Financial Bancorp, Inc.	3,078	121,735
South Plains Financial, Inc.	15,643	484,307
Southern First Bancshares, Inc. (a)	9,067	448,817
Southern States Bancshares, Inc. (b)	8,974	261,054
Southside Bancshares, Inc. (b)	37,054	1,346,542
Southstate Corp.	91,655	8,051,892
Stellar Bancorp, Inc. (b)	54,534	1,843,795
Stock Yards Bancorp, Inc.	35,462	2,624,897
Summit Financial Group, Inc.	12,416	352,118
Summit State Bank	4,705	77,162
SVB Financial Group (a)	71,526	16,578,296
Synovus Financial Corp.	175,876	7,409,656
Texas Capital Bancshares, Inc. (a)	60,198	3,611,278
The Bank of Princeton (b)	6,141	199,890
The First Bancorp, Inc.	10,770	338,609
Third Coast Bancshares, Inc.	15,298	300,453
Tompkins Financial Corp. (b)	15,402	1,286,683
TowneBank	80,260	2,592,398
Trico Bancshares	40,314	2,197,113
Triumph Bancorp, Inc. (a)	27,880	1,666,109
Truist Financial Corp.	1,605,338	75,145,872
Trustmark Corp.	73,362	2,683,582
U.S. Bancorp	1,635,906	74,253,773
UMB Financial Corp.	52,679	4,505,108
Umpqua Holdings Corp.	262,492	5,320,713
Union Bankshares, Inc.	4,955	122,389
United Bancorp, Inc.	8,035	117,713
United Bankshares, Inc., West Virginia	162,701	6,978,246
United Community Bank, Inc.	128,265	4,998,487
United Security Bancshares, California	12,691	89,472
Unity Bancorp, Inc.	7,207	205,472
Univest Corp. of Pennsylvania	35,696	1,006,984
USCB Financial Holdings, Inc. (a)	16,008	212,586
Valley National Bancorp	508,786	6,441,231
Veritex Holdings, Inc.	65,584	2,141,973
Virginia National Bankshares C (b)	5,789	203,078
Washington Federal, Inc.	78,744	2,777,301
Washington Trust Bancorp, Inc.	20,717	1,030,878
Webster Financial Corp.	212,864	11,567,030
Wells Fargo & Co.	4,588,754	220,030,754
WesBanco, Inc.	71,928	2,909,488
West Bancorp., Inc.	18,470	444,019
Westamerica Bancorp.	32,558	2,010,457
Western Alliance Bancorp.	131,106	8,986,005
Wintrust Financial Corp.	73,331	6,704,653
Zions Bancorp NA	181,978	9,430,100
		2,082,133,273
Capital Markets - 3.3%
Affiliated Managers Group, Inc.	46,149	7,403,223
Ameriprise Financial, Inc.	130,836	43,431,010
Ares Management Corp.	187,217	14,675,941
Artisan Partners Asset Management, Inc. (b)	81,733	2,835,318
Ashford, Inc. (a)	2,104	29,540
Assetmark Financial Holdings, Inc. (a)	25,946	645,018
Associated Capital Group, Inc.	3,495	141,373
B. Riley Financial, Inc. (b)	19,327	848,842
Bakkt Holdings, Inc. Class A (a)(b)	81,492	144,241
Bank of New York Mellon Corp.	889,588	40,832,089
BGC Partners, Inc. Class A	396,178	1,707,527
BlackRock, Inc. Class A	182,425	130,616,300
Blackstone, Inc.	849,088	77,717,025
Blucora, Inc. (a)	59,663	1,494,558
Blue Owl Capital, Inc. Class A (b)	406,709	4,595,812
Bridge Investment Group Holdings, Inc.	32,482	495,351
BrightSphere Investment Group, Inc.	38,775	789,459
Carlyle Group LP	262,509	8,182,406
Cboe Global Markets, Inc.	128,298	16,273,318
Charles Schwab Corp.	1,847,540	152,495,952
CME Group, Inc.	434,890	76,758,085
Cohen & Co., Inc. (b)	649	5,737
Cohen & Steers, Inc.	30,298	2,007,243
Coinbase Global, Inc. (a)(b)	185,187	8,468,602
Cowen Group, Inc. Class A	31,711	1,225,947
Diamond Hill Investment Group, Inc.	3,800	676,248
Donnelley Financial Solutions, Inc. (a)	30,936	1,181,136
Evercore, Inc. Class A	43,551	5,016,204
FactSet Research Systems, Inc.	45,935	21,189,356
Federated Hermes, Inc.	102,452	3,889,078
Focus Financial Partners, Inc. Class A (a)	69,882	2,666,697
Forge Global Holdings, Inc. Class A (a)(b)	125,077	172,606
Franklin Resources, Inc. (b)	343,545	9,210,441
GCM Grosvenor, Inc. Class A (b)	54,465	477,658
Goldman Sachs Group, Inc.	412,902	159,442,107
Greenhill & Co., Inc. (b)	19,582	183,288
Hamilton Lane, Inc. Class A	42,641	3,150,317
Hennessy Advisors, Inc. (b)	2,918	26,554
Heritage Global, Inc. (a)	34,585	83,004
Houlihan Lokey	60,170	5,917,720
Interactive Brokers Group, Inc.	124,464	9,994,459
Intercontinental Exchange, Inc.	675,757	73,191,241
Invesco Ltd.	549,753	10,505,780
Janus Henderson Group PLC	160,543	4,060,132
Jefferies Financial Group, Inc.	224,366	8,523,664
KKR & Co. LP	697,076	36,192,186
Lazard Ltd. Class A (b)	136,459	4,995,764
LPL Financial	96,503	22,843,225
MarketAxess Holdings, Inc.	45,551	12,204,024
MarketWise, Inc. Class A (a)(b)	31,232	59,341
Moelis & Co. Class A (b)	77,776	3,361,479
Moody's Corp.	190,902	56,940,340
Morgan Stanley	1,620,051	150,778,147
Morningstar, Inc.	30,347	7,438,960
MSCI, Inc.	97,361	49,442,837
NASDAQ, Inc.	409,904	28,062,028
Northern Trust Corp.	252,143	23,477,035
Open Lending Corp. (a)	127,825	903,723
Oppenheimer Holdings, Inc. Class A (non-vtg.) (b)	9,209	383,647
P10, Inc.	41,883	428,463
Perella Weinberg Partners Class A	50,706	485,256
Piper Jaffray Companies (b)	16,666	2,394,238
PJT Partners, Inc.	29,406	2,264,556
Raymond James Financial, Inc.	234,932	27,463,551
Robinhood Markets, Inc. (a)(b)	610,200	5,851,818
S&P Global, Inc.	412,242	145,438,978
Safeguard Scientifics, Inc. (a)	19,693	65,775
Sculptor Capital Management, Inc. Class A (b)	26,511	266,436
SEI Investments Co.	124,401	7,747,694
Siebert Financial Corp. (a)(b)	7,387	11,524
Silvercrest Asset Management Group Class A	12,405	234,455
State Street Corp.	444,808	35,437,853
StepStone Group, Inc. Class A	58,430	1,751,731
Stifel Financial Corp.	128,362	8,247,259
StoneX Group, Inc. (a)	20,728	2,103,270
T. Rowe Price Group, Inc.	273,149	34,119,042
TPG, Inc. (b)	61,825	2,058,773
Tradeweb Markets, Inc. Class A	130,287	8,007,439
U.S. Global Investors, Inc. Class A	14,361	40,498
Value Line, Inc.	1,208	67,648
Victory Capital Holdings, Inc.	33,237	963,873
Virtu Financial, Inc. Class A	115,903	2,570,729
Virtus Investment Partners, Inc.	8,280	1,605,823
Westwood Holdings Group, Inc.	8,928	107,315
WisdomTree Investments, Inc. (b)	133,476	743,461
		1,600,937,801
Consumer Finance - 0.6%
Ally Financial, Inc.	373,445	10,086,749
American Express Co.	725,726	114,367,160
Atlanticus Holdings Corp. (a)(b)	6,412	184,666
Bread Financial Holdings, Inc.	60,166	2,468,611
Capital One Financial Corp.	464,421	47,946,824
Consumer Portfolio Services, Inc. (a)(b)	13,562	116,904
Credit Acceptance Corp. (a)(b)	7,348	3,482,658
CURO Group Holdings Corp. (b)	26,934	96,154
Discover Financial Services	330,504	35,813,413
Elevate Credit, Inc. (a)(b)	29,645	53,954
Encore Capital Group, Inc. (a)	28,831	1,453,082
Enova International, Inc. (a)	38,747	1,563,054
EZCORP, Inc. (non-vtg.) Class A (a)(b)	64,679	648,084
FirstCash Holdings, Inc.	46,080	4,325,069
Green Dot Corp. Class A (a)	58,037	1,182,794
Katapult Holdings, Inc. (a)(b)	96,352	115,622
LendingClub Corp. (a)	125,925	1,298,287
LendingTree, Inc. (a)	13,272	317,864
Medallion Financial Corp. (b)	23,897	178,033
MoneyLion, Inc. (a)	144,564	107,931
Navient Corp.	133,231	2,207,638
Nelnet, Inc. Class A	21,724	2,140,683
NerdWallet, Inc.	39,196	497,789
Nicholas Financial, Inc. (a)	2,497	16,380
OneMain Holdings, Inc.	149,792	5,895,813
Oportun Financial Corp. (a)	33,264	184,283
OppFi, Inc. Class A (a)(b)	16,122	40,144
PRA Group, Inc. (a)	46,758	1,607,540
PROG Holdings, Inc. (a)	61,185	1,204,733
Regional Management Corp.	10,817	318,452
SLM Corp.	303,879	5,305,727
SoFi Technologies, Inc. (a)(b)	982,066	4,743,379
Sunlight Financial Holdings, Inc. Class A (a)(b)	47,034	85,132
Synchrony Financial	582,887	21,904,893
Upstart Holdings, Inc. (a)(b)	84,728	1,656,432
World Acceptance Corp. (a)(b)	4,443	315,053
		273,930,984
Diversified Financial Services - 1.6%
A-Mark Precious Metals, Inc. (b)	21,493	741,509
Acacia Research Corp. (a)	46,513	192,099
Alerus Financial Corp.	23,193	548,746
Apollo Global Management, Inc.	525,153	36,440,367
Berkshire Hathaway, Inc. Class B (a)	2,183,489	695,659,595
Cannae Holdings, Inc. (a)	91,221	2,113,591
Equitable Holdings, Inc.	422,270	13,402,850
FlexShopper, Inc. (a)	13,495	14,575
Jackson Financial, Inc.	72,848	2,720,873
LM Funding America, Inc. (a)	13,321	8,925
Mill City Ventures III Ltd. (a)	3,355	6,844
SWK Holdings Corp. (a)(b)	9,564	186,020
Voya Financial, Inc. (b)	118,160	7,796,197
		759,832,191
Insurance - 2.4%
AFLAC, Inc.	695,100	49,998,543
Allstate Corp.	327,066	43,794,137
AMBAC Financial Group, Inc. (a)	54,172	880,837
American Equity Investment Life Holding Co.	85,833	3,477,095
American Financial Group, Inc.	84,463	12,012,328
American International Group, Inc.	920,041	58,063,788
Amerisafe, Inc.	23,323	1,384,687
Aon PLC	255,088	78,638,529
Arch Capital Group Ltd. (a)	446,464	26,747,658
Argo Group International Holdings, Ltd. (b)	42,747	1,161,863
Arthur J. Gallagher & Co.	254,490	50,671,504
Assurant, Inc.	64,435	8,261,856
Assured Guaranty Ltd.	74,617	4,967,254
Atlantic American Corp. (b)	6,710	18,922
Axis Capital Holdings Ltd.	93,270	5,368,621
Bright Health Group, Inc. (a)	315,876	311,770
Brighthouse Financial, Inc. (a)	86,790	4,837,675
Brown & Brown, Inc.	283,804	16,911,880
BRP Group, Inc. (a)	73,199	2,198,898
Chubb Ltd.	505,342	110,968,050
Cincinnati Financial Corp.	192,690	21,380,882
Citizens, Inc. Class A (a)(b)	54,309	148,807
CNA Financial Corp.	33,529	1,427,665
CNO Financial Group, Inc.	138,664	3,255,831
Crawford & Co.:
Class A	18,589	117,668
Class B	9,523	55,805
Donegal Group, Inc. Class A	21,284	316,493
eHealth, Inc. (a)	35,218	125,376
Employers Holdings, Inc.	33,067	1,536,623
Enstar Group Ltd. (a)	16,449	3,585,718
Erie Indemnity Co. Class A	30,206	8,529,872
Everest Re Group Ltd.	47,686	16,115,007
FG Financial Group, Inc. (a)(b)	3,476	8,377
Fidelity National Financial, Inc.	334,584	13,503,810
First American Financial Corp.	126,179	6,895,682
Genworth Financial, Inc. Class A (a)	607,782	3,057,143
Globe Life, Inc.	109,418	13,125,783
GoHealth, Inc. (a)(b)	6,002	78,026
Goosehead Insurance (a)(b)	25,028	1,016,387
Greenlight Capital Re, Ltd. (a)	32,646	255,618
Hagerty, Inc. Class A (a)(b)	39,692	361,991
Hallmark Financial Services, Inc. (a)	19,831	12,494
Hanover Insurance Group, Inc.	43,125	6,352,313
Hartford Financial Services Group, Inc.	391,011	29,861,510
HCI Group, Inc. (b)	9,206	344,489
Heritage Insurance Holdings, Inc.	27,593	45,528
Hippo Holdings, Inc. (a)(b)	18,651	278,459
Horace Mann Educators Corp.	49,554	1,912,289
Investors Title Co.	1,719	263,935
James River Group Holdings Ltd.	45,452	1,091,757
Kemper Corp.	77,334	4,401,851
Kingstone Companies, Inc.	12,782	12,910
Kingsway Financial Services, Inc. (a)	20,658	150,803
Kinsale Capital Group, Inc.	26,084	8,039,350
Lemonade, Inc. (a)(b)	54,643	1,084,664
Lincoln National Corp.	187,659	7,307,441
Loews Corp.	241,456	14,040,666
Maiden Holdings Ltd. (a)(b)	83,006	173,483
Markel Corp. (a)	16,363	21,678,357
Marpai, Inc. (a)(b)	14,531	14,134
Marsh & McLennan Companies, Inc.	603,748	104,557,079
MBIA, Inc. (a)	58,065	738,006
Mercury General Corp. (b)	32,584	1,182,148
MetLife, Inc.	809,974	62,125,006
Midwest Holding, Inc. (a)(b)	3,043	45,706
National Western Life Group, Inc.	2,949	621,649
NI Holdings, Inc. (a)	7,932	107,082
Old Republic International Corp.	347,528	8,514,436
Oscar Health, Inc. (a)	134,433	387,167
Oxbridge Re Holdings Ltd. (a)	4,100	7,257
Palomar Holdings, Inc. (a)	30,686	1,925,240
Primerica, Inc.	45,319	6,753,891
Principal Financial Group, Inc.	280,245	25,132,372
ProAssurance Corp.	65,468	1,308,705
Progressive Corp.	707,763	93,530,880
Prudential Financial, Inc.	449,979	48,611,231
Reinsurance Group of America, Inc.	80,998	11,696,111
Reliance Global Group, Inc. (a)(b)	7,434	4,312
RenaissanceRe Holdings Ltd.	52,900	9,993,339
RLI Corp.	48,930	6,364,325
Root, Inc. (a)(b)	10,660	77,498
Ryan Specialty Group Holdings, Inc. (a)(b)	100,200	4,036,056
Safety Insurance Group, Inc. (b)	17,918	1,643,797
Selective Insurance Group, Inc.	73,047	7,021,278
Selectquote, Inc. (a)	143,138	85,897
Siriuspoint Ltd. (a)	104,244	679,671
Stewart Information Services Corp.	33,045	1,462,572
The Travelers Companies, Inc.	287,141	54,502,233
Tiptree, Inc.	26,527	367,929
Trean Insurance Group, Inc. (a)	22,831	63,014
Trupanion, Inc. (a)(b)	42,473	2,220,064
United Fire Group, Inc. (b)	26,458	808,292
United Insurance Holdings Corp.	24,133	7,723
Universal Insurance Holdings, Inc.	34,157	375,385
Unum Group	227,118	9,579,837
W.R. Berkley Corp.	247,170	18,854,128
White Mountains Insurance Group Ltd.	3,063	4,162,188
Willis Towers Watson PLC	133,006	32,740,757
		1,194,935,153
Mortgage Real Estate Investment Trusts - 0.1%
Acres Commercial Realty Corp. (a)	9,778	96,411
AG Mortgage Investment Trust, Inc. (b)	30,113	180,076
AGNC Investment Corp. (b)	633,381	6,327,476
Angel Oak Mortgage, Inc. (b)	24,712	180,398
Annaly Capital Management, Inc.	522,014	11,312,043
Apollo Commercial Real Estate Finance, Inc.	157,155	1,942,436
Arbor Realty Trust, Inc.	210,406	3,130,841
Ares Commercial Real Estate Corp.	65,761	819,382
Arlington Asset Investment Corp. (a)	31,881	96,918
Armour Residential REIT, Inc. (b)	159,070	935,332
Blackstone Mortgage Trust, Inc.	206,153	5,209,486
BrightSpire Capital, Inc.	116,336	830,639
Broadmark Realty Capital, Inc. (b)	164,625	670,024
Cherry Hill Mortgage Investment Corp. (b)	25,168	148,743
Chimera Investment Corp.	282,246	1,933,385
Claros Mortgage Trust, Inc. (b)	148,531	2,566,616
Dynex Capital, Inc. (b)	53,719	703,719
Ellington Financial LLC (b)	69,698	950,681
Ellington Residential Mortgage REIT (b)	16,849	122,492
Franklin BSP Realty Trust, Inc. (b)	101,817	1,486,528
Granite Point Mortgage Trust, Inc.	65,273	418,400
Great Ajax Corp.	27,913	217,721
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	106,063	3,440,684
Invesco Mortgage Capital, Inc. (b)	40,435	530,912
KKR Real Estate Finance Trust, Inc.	70,441	1,165,799
Ladder Capital Corp. Class A	135,403	1,502,973
Lument Finance Trust, Inc. (b)	46,890	91,436
Manhattan Bridge Capital, Inc.	9,929	57,787
MFA Financial, Inc.	110,416	1,234,451
New York Mortgage Trust, Inc.	457,386	1,285,255
Nexpoint Real Estate Finance, Inc. (b)	11,473	216,496
Orchid Island Capital, Inc. (b)	43,967	477,482
PennyMac Mortgage Investment Trust (b)	109,813	1,676,845
Ready Capital Corp.	124,075	1,662,605
Redwood Trust, Inc.	142,358	1,124,628
Rithm Capital Corp.	564,526	5,108,960
Sachem Capital Corp. (b)	44,471	160,096
Seven Hills Realty Trust (b)	15,172	144,134
Starwood Property Trust, Inc.	374,758	8,023,569
TPG RE Finance Trust, Inc.	74,889	554,927
Two Harbors Investment Corp.	104,306	1,710,618
Western Asset Mortgage Capital Corp.	7,645	70,181
		70,519,585
Thrifts & Mortgage Finance - 0.1%
1895 Bancorp of Wisconsin, Inc. (a)(b)	4,531	46,216
Axos Financial, Inc. (a)	64,497	2,586,975
Blue Foundry Bancorp (a)	33,114	432,800
Bogota Financial Corp. (a)	4,290	48,992
Bridgewater Bancshares, Inc. (a)	24,991	481,577
Broadway Financial Corp. (a)	35,836	34,137
Capitol Federal Financial, Inc.	156,085	1,306,431
Carver Bancorp, Inc. (a)	1,670	6,780
Catalyst Bancorp, Inc. (a)	17,718	227,676
Cf Bankshares, Inc.	1,307	30,401
Columbia Financial, Inc. (a)	40,634	897,199
Cullman Bancorp, Inc.	14,149	159,601
ECB Bancorp, Inc. (a)(b)	11,945	199,243
Enact Holdings, Inc.	35,554	881,739
ESSA Bancorp, Inc.	9,889	211,526
Essent Group Ltd.	130,384	5,227,095
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	11,599	1,459,734
FFBW, Inc. (a)	6,012	71,062
Finance of America Companies, Inc. (a)(b)	32,445	44,450
First Seacoast Bancorp (a)	555	5,550
Flagstar Bancorp, Inc.	64,236	2,411,419
FS Bancorp, Inc.	8,438	288,580
Greene County Bancorp, Inc.	4,062	309,809
Guild Holdings Co. Class A (b)	17,830	207,898
Hingham Institution for Savings (b)	1,817	533,253
HMN Financial, Inc.	7,447	166,813
Home Bancorp, Inc.	8,912	383,038
Home Federal Bancorp, Inc.	750	13,868
HV Bancorp, Inc. (a)	362	9,647
IF Bancorp, Inc.	10,868	198,341
Impac Mortgage Holdings, Inc. (a)(b)	6,758	1,561
Kearny Financial Corp.	83,012	802,726
Kentucky First Federal Bancorp	1,347	9,766
loanDepot, Inc. (b)	59,433	98,659
Luther Burbank Corp.	15,778	187,127
Magyar Bancorp, Inc.	2,799	36,247
Merchants Bancorp	31,069	795,056
MGIC Investment Corp.	366,039	5,025,715
Mr. Cooper Group, Inc. (a)	86,582	3,910,043
New York Community Bancorp, Inc. (b)	563,289	5,266,752
NMI Holdings, Inc. (a)	102,284	2,202,175
Northeast Community Bancorp, Inc. (b)	19,724	285,012
Northfield Bancorp, Inc.	52,779	841,825
NSTS Bancorp, Inc. (b)	2,468	24,877
Ocwen Financial Corp. (a)(b)	9,318	314,389
OP Bancorp	14,608	170,914
PennyMac Financial Services, Inc.	38,138	2,275,313
Pioneer Bancorp, Inc. (a)	10,506	123,446
Ponce Financial Group, Inc. (a)(b)	29,919	295,899
Provident Bancorp, Inc.	18,659	129,493
Provident Financial Holdings, Inc. (b)	6,622	95,489
Provident Financial Services, Inc. (b)	91,111	2,052,731
Radian Group, Inc.	195,280	3,821,630
Rocket Companies, Inc. (b)	138,803	1,152,065
Security National Financial Corp. Class A	15,440	100,206
Southern Missouri Bancorp, Inc.	9,420	488,521
Sterling Bancorp, Inc. (a)	26,190	168,664
TC Bancshares, Inc. (b)	8,808	132,120
Territorial Bancorp, Inc.	10,885	247,090
TFS Financial Corp. (b)	60,133	820,815
Timberland Bancorp, Inc./Washington	9,202	319,309
Trustco Bank Corp., New York	23,073	896,155
UWM Holdings Corp. Class A (b)	113,226	503,856
Velocity Financial, Inc. (a)	31,355	318,880
Walker & Dunlop, Inc.	37,280	3,329,477
Waterstone Financial, Inc.	26,585	445,299
Western New England Bancorp, Inc.	26,305	261,472
William Penn Bancorp, Inc. (b)	15,182	177,629
WSFS Financial Corp.	76,891	3,729,982
		60,740,235
TOTAL FINANCIALS		6,043,029,222
HEALTH CARE - 14.9%
Biotechnology - 2.9%
180 Life Sciences Corp. (a)(b)	28,480	11,859
2seventy bio, Inc. (a)	45,956	720,131
4D Molecular Therapeutics, Inc. (a)	34,696	838,602
89Bio, Inc. (a)(b)	33,175	265,400
Aadi Bioscience, Inc. (a)(b)	17,330	231,875
Aadi Bioscience, Inc. rights (a)(c)	36,950	0
AbbVie, Inc.	2,139,267	344,807,055
Abeona Therapeutics, Inc. (a)(b)	5,690	21,394
Absci Corp. (a)(b)	60,562	151,405
ACADIA Pharmaceuticals, Inc. (a)	145,153	2,261,484
Achieve Life Sciences, Inc. (a)(b)	10,848	30,157
Acorda Therapeutics, Inc. (a)(b)	28,454	18,176
Actinium Pharmaceuticals, Inc. (a)(b)	31,053	343,757
Acumen Pharmaceuticals, Inc. (a)(b)	20,630	117,178
Acurx Pharmaceuticals, Inc. (a)(b)	2,258	7,135
Adicet Bio, Inc. (a)	37,784	686,913
Adicet Bio, Inc. rights (a)(c)	1,929	0
Aditxt, Inc. (a)(b)	713	1,276
ADMA Biologics, Inc. (a)	218,004	728,133
Adverum Biotechnologies, Inc. (a)	106,897	71,610
Aeglea BioTherapeutics, Inc. (a)(b)	74,199	30,793
Aerovate Therapeutics, Inc. (a)(b)	11,869	223,612
Aevi Genomic Medicine, Inc. rights (a)(c)	12,284	413
Agenus, Inc. (a)	308,997	834,292
AgeX Therapeutics, Inc. (a)(b)	10,213	5,719
Agios Pharmaceuticals, Inc. (a)	66,399	2,001,266
Aikido Pharma, Inc. (a)(b)	4,839	16,549
Aileron Therapeutics, Inc. (a)	3,481	9,642
AIM ImmunoTech, Inc. (a)(b)	48,657	19,706
Akebia Therapeutics, Inc. (a)	200,210	54,157
Akero Therapeutics, Inc. (a)	36,126	1,679,859
Alaunos Therapeutics, Inc. (a)(b)	259,357	165,470
Albireo Pharma, Inc. (a)(b)	20,855	460,478
Aldeyra Therapeutics, Inc. (a)	58,232	326,099
Alector, Inc. (a)	75,116	637,735
Aligos Therapeutics, Inc. (a)	19,513	19,513
Alkermes PLC (a)	198,628	4,922,002
Allakos, Inc. (a)	85,429	704,789
Allarity Therapeutics, Inc. (a)(b)	14,501	6,525
Allogene Therapeutics, Inc. (a)(b)	109,935	1,083,959
Allovir, Inc. (a)(b)	56,364	423,294
Alnylam Pharmaceuticals, Inc. (a)	145,212	32,032,315
Alpine Immune Sciences, Inc. (a)(b)	15,627	98,138
Altimmune, Inc. (a)(b)	53,475	532,076
ALX Oncology Holdings, Inc. (a)(b)	25,749	285,814
Alzamend Neuro, Inc. (a)(b)	88,178	101,405
Amgen, Inc.	647,115	185,333,736
Amicus Therapeutics, Inc. (a)	302,129	3,655,761
AnaptysBio, Inc. (a)(b)	24,051	664,529
Anavex Life Sciences Corp. (a)(b)	94,686	835,131
Anika Therapeutics, Inc. (a)	17,684	557,753
Anixa Biosciences, Inc. (a)	36,142	182,156
Annexon, Inc. (a)(b)	52,049	283,147
Annovis Bio, Inc. (a)(b)	6,658	89,484
Apellis Pharmaceuticals, Inc. (a)	113,050	5,644,587
Apexigen, Inc. (a)	22,386	38,728
Applied Molecular Transport, Inc. (a)(b)	16,796	17,636
Applied Therapeutics, Inc. (a)	37,303	41,779
Aprea Therapeutics, Inc. (a)(b)	22,004	9,132
Aptevo Therapeutics, Inc. (a)(b)	4,235	13,213
Aptinyx, Inc. (a)	44,239	12,166
AquaBounty Technologies, Inc. (a)	52,652	36,219
Aravive, Inc. (a)(b)	20,027	26,836
Arbutus Biopharma Corp. (a)	138,136	324,620
ARCA Biopharma, Inc. (a)(b)	14,897	31,433
Arcellx, Inc.	32,990	657,821
Arcturus Therapeutics Holdings, Inc. (a)(b)	29,405	542,228
Arcus Biosciences, Inc. (a)(b)	63,021	2,216,449
Arcutis Biotherapeutics, Inc. (a)	48,043	827,781
Ardelyx, Inc. (a)(b)	187,373	322,282
Aridis Pharmaceuticals, Inc. (a)(b)	18,161	16,527
Armata Pharmaceuticals, Inc. (a)(b)	4,981	10,012
Arrowhead Pharmaceuticals, Inc. (a)	128,199	4,128,008
Ars Pharmaceuticals, Inc. (a)	27,930	173,725
Assembly Biosciences, Inc. (a)(b)	53,532	70,127
Astria Therapeutics, Inc. (a)	10,868	109,223
Atara Biotherapeutics, Inc. (a)	115,525	523,328
Athenex, Inc. (a)	70,744	14,856
Athersys, Inc. (a)(b)	10,642	6,334
Atossa Therapeutics, Inc. (a)(b)	142,167	106,625
Atreca, Inc. (a)(b)	31,977	34,215
aTyr Pharma, Inc. (a)	33,399	72,142
Aura Biosciences, Inc. (a)	18,484	263,952
Avalo Therapeutics, Inc. (a)(b)	6,301	34,025
AVEO Pharmaceuticals, Inc. (a)	33,318	498,104
Avid Bioservices, Inc. (a)	75,219	1,177,930
Avidity Biosciences, Inc. (a)(b)	63,427	738,290
Avita Medical, Inc. (a)(b)	32,191	214,070
AVROBIO, Inc. (a)	42,141	38,302
Axcella Health, Inc. (a)	25,335	21,292
Beam Therapeutics, Inc. (a)(b)	71,648	3,309,421
Bellerophon Therapeutics, Inc. (a)(b)	9,250	9,250
Bellicum Pharmaceuticals, Inc. (a)(b)	5,837	6,070
Benitec Biopharma, Inc. (a)(b)	5,555	1,139
Bio-Path Holdings, Inc. (a)(b)	9,683	14,234
BioAtla, Inc. (a)	35,222	387,794
BioCardia, Inc. (a)(b)	10,166	18,400
Biocept, Inc. (a)(b)	19,355	14,903
BioCryst Pharmaceuticals, Inc. (a)(b)	224,623	3,000,963
Biogen, Inc. (a)	175,521	53,563,744
Biohaven Ltd. (a)	69,116	1,093,415
BioMarin Pharmaceutical, Inc. (a)	224,384	22,658,296
Biomea Fusion, Inc. (a)	21,065	151,457
Biora Therapeutics, Inc. (a)	149,499	36,627
BioVie, Inc. (a)(b)	5,898	39,753
BioXcel Therapeutics, Inc. (a)(b)	24,260	401,988
Black Diamond Therapeutics, Inc. (a)(b)	25,040	52,834
Blue Water Vaccines, Inc. (b)	2,289	2,838
bluebird bio, Inc. (a)(b)	93,713	730,024
Blueprint Medicines Corp. (a)	72,316	3,455,982
Bolt Biotherapeutics, Inc. (a)(b)	26,112	38,646
BrainStorm Cell Therpeutic, Inc. (a)(b)	35,086	57,892
BridgeBio Pharma, Inc. (a)(b)	129,304	1,211,578
Brooklyn ImmunoTherapeutics, Inc. (a)(b)	1,304	4,264
C4 Therapeutics, Inc. (a)(b)	53,346	457,175
Cabaletta Bio, Inc. (a)(b)	27,820	124,634
Calithera Biosciences, Inc. (a)(b)	5,180	10,360
Calyxt, Inc. (a)(b)	14,195	2,165
Candel Therapeutics, Inc. (a)	9,179	16,063
Capricor Therapeutics, Inc. (a)(b)	30,019	134,185
Cardiff Oncology, Inc. (a)	48,440	77,020
CareDx, Inc. (a)	65,016	841,957
Caribou Biosciences, Inc. (a)	65,332	608,241
CASI Pharmaceuticals, Inc. (a)(b)	13,295	25,925
Catalyst Biosciences, Inc. (a)(b)	34,507	18,979
Catalyst Pharmaceutical Partners, Inc. (a)	114,450	1,919,327
Cel-Sci Corp. (a)(b)	53,640	159,311
Celcuity, Inc. (a)(b)	11,880	108,583
Celldex Therapeutics, Inc. (a)	56,559	2,097,773
Cellectar Biosciences, Inc. (a)	4,798	9,020
Celularity, Inc. Class A (a)(b)	76,162	130,237
Century Therapeutics, Inc. (a)	25,475	267,488
Cerevel Therapeutics Holdings (a)(b)	77,254	2,237,276
Checkpoint Therapeutics, Inc. (a)(b)	73,239	43,204
Chimerix, Inc. (a)	110,664	240,141
Chinook Therapeutics, Inc. (a)	53,208	1,205,161
Chinook Therapeutics, Inc. rights (a)(c)	8,006	0
Cidara Therapeutics, Inc. (a)	75,477	48,313
Clene, Inc. (a)(b)	24,130	26,060
Clovis Oncology, Inc. (a)(b)	166,909	55,080
Codiak Biosciences, Inc. (a)	18,333	12,652
Cogent Biosciences, Inc. (a)	79,619	1,001,607
Cogent Biosciences, Inc. rights (a)(c)	4,804	0
CohBar, Inc. (a)	1,226	1,962
Coherus BioSciences, Inc. (a)(b)	78,386	537,728
Comera Life Sciences Holdings, Inc. (a)(b)	10,925	16,715
Compass Therapeutics, Inc.	87,009	357,607
Concert Pharmaceuticals, Inc. (a)	53,167	256,265
ContraFect Corp. (a)(b)	46,332	8,182
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	134,436	26,148
Corvus Pharmaceuticals, Inc. (a)(b)	36,174	33,721
Creative Medical Technology Holdings, Inc. (b)	7,244	2,968
Crinetics Pharmaceuticals, Inc. (a)	52,694	941,642
CRISPR Therapeutics AG (a)(b)	94,431	5,173,874
CTI BioPharma Corp. (a)	116,173	699,361
Cue Biopharma, Inc. (a)	44,987	173,650
Cullinan Oncology, Inc. (a)	35,649	443,117
Curis, Inc. (a)(b)	103,026	83,132
Cyclacel Pharmaceuticals, Inc. (a)(b)	8,512	7,043
Cyclerion Therapeutics, Inc. (a)	46,517	44,191
Cyclo Therapeutics, Inc. (a)	8,546	12,734
Cyteir Therapeutics, Inc. (a)	7,522	10,832
Cytokinetics, Inc. (a)	113,921	4,841,643
CytomX Therapeutics, Inc. (a)	80,424	139,938
Day One Biopharmaceuticals, Inc. (a)	32,756	695,410
Decibel Therapeutics, Inc. (a)(b)	9,514	29,208
Deciphera Pharmaceuticals, Inc. (a)	59,172	941,427
Denali Therapeutics, Inc. (a)	131,109	4,183,688
DermTech, Inc. (a)(b)	31,870	81,269
Design Therapeutics, Inc. (a)	35,698	499,772
DiaMedica Therapeutics, Inc. (a)	22,138	26,344
Diffusion Pharmaceuticals, Inc. (a)(b)	1,658	10,412
Dyadic International, Inc. (a)(b)	15,307	22,961
Dynavax Technologies Corp. (a)(b)	142,528	1,768,772
Dyne Therapeutics, Inc. (a)	30,931	361,893
Eagle Pharmaceuticals, Inc. (a)	12,977	471,325
Edesa Biotech, Inc. (a)(b)	10,140	9,351
Editas Medicine, Inc. (a)(b)	83,695	887,167
Effector Therapeutics, Inc. Class A (a)(b)	10,545	4,366
Eiger Biopharmaceuticals, Inc. (a)	50,405	228,839
Eledon Pharmaceuticals, Inc. (a)(b)	16,812	41,694
Elevation Oncology, Inc. (a)	6,688	6,046
Eliem Therapeutics, Inc. (a)(b)	7,219	18,192
Emergent BioSolutions, Inc. (a)	53,708	660,608
Enanta Pharmaceuticals, Inc. (a)	23,620	1,034,320
Enochian Biosciences, Inc. (a)(b)	17,236	25,940
Ensysce Biosciences, Inc. (a)(b)	1,106	3,207
Entrada Therapeutics, Inc. (a)	21,329	319,295
EQRx, Inc. (a)	278,199	1,046,028
Equillium, Inc. (a)(b)	16,678	27,685
Erasca, Inc. (a)	72,543	547,700
Evelo Biosciences, Inc. (a)(b)	78,225	163,490
Exact Sciences Corp. (a)(b)	214,151	9,626,087
Exagen, Inc. (a)(b)	10,962	29,597
Exelixis, Inc. (a)	389,246	6,648,322
Exicure, Inc. (a)(b)	2,072	2,072
F-star Therapeutics, Inc. (a)	23,723	133,798
F-star Therapeutics, Inc.:
rights (a)(c)	1,555	0
rights (a)(c)	1,555	0
Fate Therapeutics, Inc. (a)(b)	100,115	2,084,394
FibroGen, Inc. (a)	105,573	1,517,084
Finch Therapeutics Group, Inc. (a)	7,011	6,871
First Wave BioPharma, Inc. (a)(b)	223	185
Foghorn Therapeutics, Inc. (a)(b)	24,757	167,110
Forte Biosciences, Inc. (a)	10,770	10,714
Fortress Biotech, Inc. (a)	88,530	58,545
Frequency Therapeutics, Inc. (a)	39,991	88,780
Fresh Tracks Therapeutics, Inc. (a)(b)	2,328	4,540
G1 Therapeutics, Inc. (a)	44,504	265,244
Gain Therapeutics, Inc. (a)(b)	6,653	20,425
Galectin Therapeutics, Inc. (a)(b)	49,282	62,588
Galecto, Inc. (a)	21,384	33,573
Galera Therapeutics, Inc. (a)(b)	11,807	19,482
Gelesis Holdings, Inc. Class A (a)(b)	27,460	10,160
Gemini Therapeutics, Inc. (a)(b)	29,602	50,915
Generation Bio Co. (a)	58,687	312,802
Genprex, Inc. (a)(b)	46,259	62,450
GeoVax Labs, Inc. (a)(b)	31,078	24,670
Geron Corp. (a)(b)	393,106	912,006
Gilead Sciences, Inc.	1,516,427	133,187,783
GlycoMimetics, Inc. (a)	51,246	110,691
Gossamer Bio, Inc. (a)	93,355	799,119
Graphite Bio, Inc. (a)	32,707	115,456
GreenLight Biosciences Holdings PBC Class A (a)(b)	85,649	126,761
Greenwich Lifesciences, Inc. (a)(b)	4,204	58,646
Gritstone Bio, Inc. (a)(b)	81,516	239,657
Gt Biopharma, Inc. (a)(b)	34,566	57,034
Halozyme Therapeutics, Inc. (a)	166,531	9,535,565
Harpoon Therapeutics, Inc. (a)(b)	24,861	17,032
HCW Biologics, Inc. (a)	7,752	16,357
Heron Therapeutics, Inc. (a)(b)	123,332	334,230
HilleVax, Inc. (b)	15,116	302,320
Histogen, Inc. (a)	612	624
Homology Medicines, Inc. (a)	47,190	72,673
Hookipa Pharma, Inc. (a)	47,681	50,542
Horizon Therapeutics PLC (a)	278,819	27,962,758
Humacyte, Inc. Class A (a)(b)	61,443	191,702
Humanigen, Inc. (a)(b)	60,412	8,579
iBio, Inc. (a)(b)	9,488	14,612
Icosavax, Inc. (a)(b)	24,112	80,534
Ideaya Biosciences, Inc. (a)(b)	40,136	717,632
Idera Pharmaceuticals, Inc. (a)(b)	54,014	16,210
IGM Biosciences, Inc. (a)(b)	11,248	247,568
Imago BioSciences, Inc. (a)	29,914	1,067,631
Immix Biopharma, Inc. (b)	11,417	13,815
Immucell Corp. (a)	7,193	48,912
Immuneering Corp. (a)(b)	22,879	148,485
Immunic, Inc. (a)(b)	35,246	47,230
ImmunityBio, Inc. (a)(b)	125,473	691,356
ImmunoGen, Inc. (a)	240,864	1,250,084
Immunome, Inc. (a)(b)	10,708	45,723
Immunovant, Inc. (a)	52,183	684,119
Impel Pharmaceuticals, Inc. (a)(b)	9,944	26,550
Imunon, Inc. (a)(b)	5,191	7,267
In8bio, Inc. (a)	664	1,155
Incyte Corp. (a)	223,324	17,792,223
Indaptus Therapeutics, Inc. (a)	9,314	16,951
Infinity Pharmaceuticals, Inc. (a)	96,613	53,012
Inhibikase Therapeutics, Inc. (a)(b)	19,418	11,752
Inhibrx, Inc. (a)(b)	32,614	977,768
Inmune Bio, Inc. (a)(b)	14,702	105,119
Inovio Pharmaceuticals, Inc. (a)(b)	301,049	614,140
Inozyme Pharma, Inc. (a)(b)	29,791	43,197
Insmed, Inc. (a)	162,943	3,012,816
Instil Bio, Inc. (a)(b)	75,064	99,835
Intellia Therapeutics, Inc. (a)	92,013	4,734,989
Intercept Pharmaceuticals, Inc. (a)	30,052	448,075
Invivyd, Inc. (a)	66,767	150,893
Ionis Pharmaceuticals, Inc. (a)	171,524	6,996,464
Iovance Biotherapeutics, Inc. (a)	166,627	1,066,413
Ironwood Pharmaceuticals, Inc. Class A (a)	160,912	1,948,644
IsoRay, Inc. (a)(b)	158,739	63,019
iTeos Therapeutics, Inc. (a)	30,112	606,757
Iveric Bio, Inc. (a)	134,224	3,170,371
Janux Therapeutics, Inc. (a)(b)	21,366	291,432
Jasper Therapeutics, Inc. (a)(b)	16,061	9,834
Jounce Therapeutics, Inc. (a)	50,170	44,150
Kalvista Pharmaceuticals, Inc. (a)	24,600	132,594
Karuna Therapeutics, Inc. (a)	32,304	7,601,454
Karyopharm Therapeutics, Inc. (a)(b)	88,601	468,699
Keros Therapeutics, Inc. (a)	19,643	979,007
Kezar Life Sciences, Inc. (a)(b)	62,890	491,171
Kiniksa Pharmaceuticals Ltd. (a)	34,350	578,111
Kinnate Biopharma, Inc. (a)(b)	19,544	154,788
Kintara Therapeutics, Inc. (a)(b)	1,859	12,455
Kodiak Sciences, Inc. (a)	39,544	291,835
Kronos Bio, Inc. (a)(b)	53,162	101,008
Krystal Biotech, Inc. (a)(b)	26,094	2,028,548
Kura Oncology, Inc. (a)	74,570	1,175,969
Kymera Therapeutics, Inc. (a)(b)	44,774	1,297,551
Lantern Pharma, Inc. (a)(b)	7,922	39,610
Larimar Therapeutics, Inc. (a)	15,955	50,577
Leap Therapeutics, Inc. (a)(b)	86,801	52,480
Lexicon Pharmaceuticals, Inc. (a)	118,482	253,551
Lineage Cell Therapeutics, Inc. (a)(b)	154,501	224,026
Longeveron, Inc. (a)(b)	6,405	24,851
Lumos Pharma, Inc. (a)	5,367	27,479
Lyell Immunopharma, Inc. (a)(b)	175,185	737,529
Macrogenics, Inc. (a)	65,020	418,079
Madrigal Pharmaceuticals, Inc. (a)(b)	14,718	1,031,879
Magenta Therapeutics, Inc. (a)(b)	47,835	55,010
Maia Biotechnology, Inc.	1,049	3,881
MannKind Corp. (a)(b)	310,651	1,453,847
Marker Therapeutics, Inc. (a)(b)	56,046	16,814
Matinas BioPharma Holdings, Inc. (a)(b)	236,429	156,043
MediciNova, Inc. (a)(b)	56,418	148,944
MEI Pharma, Inc. (a)(b)	131,326	44,677
Merrimack Pharmaceuticals, Inc. (a)	16,340	194,609
Mersana Therapeutics, Inc. (a)	105,210	700,699
Metacrine, Inc. (a)(b)	22,410	9,078
MiMedx Group, Inc. (a)	142,810	464,133
Minerva Neurosciences, Inc. (a)(b)	6,528	23,109
MiNK Therapeutics, Inc. (a)(b)	6,021	15,956
Mirati Therapeutics, Inc. (a)	60,572	5,535,069
Mirum Pharmaceuticals, Inc. (a)	28,983	540,533
Moderna, Inc. (a)	407,093	71,611,730
Molecular Templates, Inc. (a)(b)	47,342	25,087
Moleculin Biotech, Inc. (a)(b)	33,890	48,802
Monopar Therapeutics, Inc. (a)(b)	4,737	12,174
Monte Rosa Therapeutics, Inc. (a)(b)	37,408	317,220
Morphic Holding, Inc. (a)(b)	36,046	991,986
Mustang Bio, Inc. (a)	83,538	42,187
Myovant Sciences Ltd. (a)	52,108	1,399,621
Myriad Genetics, Inc. (a)	97,470	1,974,742
NanoViricides, Inc. (a)(b)	15,314	24,349
Natera, Inc. (a)	131,223	5,395,890
Navidea Biopharmaceuticals, Inc. (a)(b)	17,813	4,405
Neoleukin Therapeutics, Inc. (a)	36,968	18,854
Neubase Therapeutics, Inc. (a)(b)	28,508	6,622
Neurobo Pharmaceuticals, Inc. (a)(b)	122	177
Neurobo Pharmaceuticals, Inc. rights (a)(c)	159	0
Neurocrine Biosciences, Inc. (a)	115,694	14,700,080
Neximmune, Inc. (a)	6,586	2,918
NextCure, Inc. (a)(b)	24,411	34,420
Nighthawk Biosciences, Inc. (a)(b)	29,127	34,859
Nkarta, Inc. (a)(b)	39,448	334,519
Novavax, Inc. (a)(b)	94,806	1,563,351
Nurix Therapeutics, Inc. (a)	53,264	659,941
Nuvalent, Inc. Class A (a)	30,747	1,010,961
Nuvectis Pharma, Inc. (b)	4,618	33,573
Ocugen, Inc. (a)(b)	261,898	408,561
Olema Pharmaceuticals, Inc. (a)	43,432	124,650
Omega Therapeutics, Inc. (a)	23,868	167,076
Omniab, Inc. (c)	7,074	15,209
Omniab, Inc. (c)	7,074	14,289
OncoCyte Corp. (a)(b)	126,582	59,506
Oncorus, Inc. (a)(b)	19,076	9,158
OncoSec Medical, Inc. (a)(b)	1,003	2,838
Oncternal Therapeutics, Inc. (a)	53,480	48,672
Oncternal Therapeutics, Inc. rights (a)(c)	780	0
OpGen, Inc. (a)	54,653	10,821
Oragenics, Inc. (a)(b)	120,635	23,741
Organogenesis Holdings, Inc. Class A (a)	87,055	238,531
Organovo Holdings, Inc. (a)(b)	6,277	9,478
Orgenesis, Inc. (a)(b)	28,411	56,822
ORIC Pharmaceuticals, Inc. (a)(b)	36,045	129,402
Outlook Therapeutics, Inc. (a)(b)	131,165	136,412
Ovid Therapeutics, Inc. (a)(b)	68,024	120,402
Oyster Point Pharma, Inc. (a)	20,521	229,425
Palatin Technologies, Inc. (a)(b)	9,400	37,130
Pardes Biosciences, Inc. (a)	30,820	27,744
Pasithea Therapeutics Corp. (a)(b)	7,664	7,588
Passage Bio, Inc. (a)	38,362	46,802
PDL BioPharma, Inc. (a)(c)	91,243	114,966
PDS Biotechnology Corp. (a)(b)	34,464	311,210
PepGen, Inc.	11,563	172,982
PharmaCyte Biotech, Inc. (a)(b)	23,200	70,064
Phio Pharmaceuticals Corp. (a)	5,556	2,334
Pieris Pharmaceuticals, Inc. (a)	75,568	73,717
Plus Therapeutics, Inc. (a)	18,668	7,512
PMV Pharmaceuticals, Inc. (a)(b)	40,017	399,370
Point Biopharma Global, Inc. (a)	79,116	538,780
Polarityte, Inc. (a)(b)	2,586	1,790
Poseida Therapeutics, Inc. (a)	60,340	275,150
Praxis Precision Medicines, Inc. (a)(b)	45,382	100,294
Precigen, Inc. (a)(b)	123,157	224,146
Precision BioSciences, Inc. (a)	116,920	160,180
Prelude Therapeutics, Inc. (a)	14,590	97,315
ProKidney Corp. (a)(b)	13,964	127,212
Prometheus Biosciences, Inc. (a)	35,148	1,444,934
Protagenic Therapeutics, Inc. (a)	13,156	6,986
Protagonist Therapeutics, Inc. (a)	56,730	448,734
Protara Therapeutics, Inc. (a)	13,148	46,412
Prothena Corp. PLC (a)	42,606	2,663,301
PTC Therapeutics, Inc. (a)	86,568	3,591,706
Puma Biotechnology, Inc. (a)	47,395	214,225
Pyxis Oncology, Inc. (a)(b)	18,434	26,729
Qualigen Therapeutics, Inc. (a)(b)	2,925	4,388
Quince Therapeutics, Inc. (a)(b)	18,841	13,886
Rallybio Corp. (a)	17,851	102,822
RAPT Therapeutics, Inc. (a)	26,495	468,432
Recursion Pharmaceuticals, Inc. (a)(b)	144,320	1,356,608
Regeneron Pharmaceuticals, Inc. (a)	129,693	97,490,228
REGENXBIO, Inc. (a)	45,608	1,090,031
Regulus Therapeutics, Inc. (a)(b)	12,302	21,036
Relay Therapeutics, Inc. (a)(b)	107,751	2,002,014
Reneo Pharmaceuticals, Inc. (a)	7,193	15,968
Renovacor, Inc. (a)(b)	11,008	35,226
Repligen Corp. (a)	62,476	11,173,208
Replimune Group, Inc. (a)	39,010	798,535
Revolution Medicines, Inc. (a)(b)	90,278	2,129,658
Rezolute, Inc. (a)(b)	33,215	54,473
Rhythm Pharmaceuticals, Inc. (a)(b)	48,544	1,299,523
Rigel Pharmaceuticals, Inc. (a)	207,547	139,389
Rocket Pharmaceuticals, Inc. (a)(b)	59,086	1,115,544
Roivant Sciences Ltd. (a)	127,599	683,931
Rubius Therapeutics, Inc. (a)	44,204	9,813
S.A.B. Biotherapeutics, Inc. (a)(b)	35,086	37,893
Sage Therapeutics, Inc. (a)	62,556	2,567,298
Salarius Pharmaceuticals, Inc. (a)	2,468	4,763
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)	2,725	0
Sana Biotechnology, Inc. (a)(b)	106,573	531,799
Sangamo Therapeutics, Inc. (a)	158,208	579,041
Sarepta Therapeutics, Inc. (a)	105,930	13,009,263
Savara, Inc. (a)	99,203	156,741
Scholar Rock Holding Corp. (a)(b)	44,136	342,937
Scopus Biopharma, Inc. (a)(b)	13,273	2,923
Seagen, Inc. (a)	165,144	20,046,830
Selecta Biosciences, Inc. (a)	145,588	190,720
Sellas Life Sciences Group, Inc. (a)(b)	25,074	59,927
Sensei Biotherapeutics, Inc. (a)(b)	14,702	20,877
Senti Biosciences, Inc. (a)(b)	24,394	56,106
Sera Prognostics, Inc. (a)	5,451	7,304
Seres Therapeutics, Inc. (a)	111,537	724,991
Sesen Bio, Inc. (a)(b)	236,808	131,144
Shattuck Labs, Inc. (a)	41,964	95,258
Sigilon Therapeutics, Inc. (a)	18,577	7,741
Sio Gene Therapies, Inc. (a)	72,102	22,200
Societal Cdmo, Inc. (a)(b)	57,023	102,641
Soleno Therapeutics, Inc. (a)(b)	6,196	6,692
Solid Biosciences, Inc. (a)(b)	4,964	33,259
Soligenix, Inc. (a)(b)	39,915	22,396
Sonnet Biotherapeutics Holding (a)(b)	3,435	3,435
Sorrento Therapeutics, Inc. (a)(b)	470,416	611,541
Spectrum Pharmaceuticals, Inc. (a)(b)	210,764	97,078
Spero Therapeutics, Inc. (a)(b)	37,767	73,268
SpringWorks Therapeutics, Inc. (a)(b)	38,384	928,125
Spruce Biosciences, Inc. (a)(b)	9,911	10,902
SQZ Biotechnologies Co. (a)(b)	20,524	51,515
Statera Biopharma, Inc. (a)(b)	26,219	3,277
Stoke Therapeutics, Inc. (a)	27,379	206,438
Summit Therapeutics, Inc. (a)	54,821	43,857
Surface Oncology, Inc. (a)	58,553	53,869
Surrozen, Inc. (a)(b)	21,025	13,036
Sutro Biopharma, Inc. (a)	60,268	451,407
Synaptogenix, Inc. (a)(b)	7,226	42,922
Syndax Pharmaceuticals, Inc. (a)	64,447	1,544,150
Synlogic, Inc. (a)	45,816	27,407
Syros Pharmaceuticals, Inc. (a)(b)	11,340	44,906
T2 Biosystems, Inc. (a)(b)	3,421	5,713
Talaris Therapeutics, Inc. (a)(b)	18,328	26,759
Tango Therapeutics, Inc. (a)	52,543	394,598
Taysha Gene Therapies, Inc. (a)	31,442	69,487
TCR2 Therapeutics, Inc. (a)	37,941	50,462
Tempest Therapeutics, Inc. (a)(b)	2,967	4,658
Tenax Therapeutics, Inc. (a)(b)	19,302	2,857
Tenaya Therapeutics, Inc. (a)	27,657	73,291
TG Therapeutics, Inc. (a)	167,504	1,477,385
Theriva Biologics, Inc. (a)(b)	14,857	10,734
TONIX Pharmaceuticals Holding (a)(b)	57,096	21,982
TRACON Pharmaceuticals, Inc. (a)	21,595	32,608
TransCode Therapeutics, Inc. (a)	3,968	1,587
Travere Therapeutics, Inc. (a)	66,708	1,342,832
Trevena, Inc. (a)	7,358	25,422
TScan Therapeutics, Inc. (a)	5,643	12,132
Twist Bioscience Corp. (a)	68,305	1,868,142
Tyra Biosciences, Inc. (a)(b)	16,952	118,834
Ultragenyx Pharmaceutical, Inc. (a)	84,849	3,080,019
uniQure B.V. (a)	49,833	1,318,581
United Therapeutics Corp. (a)	55,056	15,409,624
UNITY Biotechnology, Inc. (a)	6,068	16,687
Vaccinex, Inc. (a)(b)	26,583	13,422
Vanda Pharmaceuticals, Inc. (a)	69,254	755,561
Vaxart, Inc. (a)(b)	142,573	168,236
Vaxcyte, Inc. (a)	71,858	3,309,779
Vaxxinity, Inc. Class A	49,604	129,962
VBI Vaccines, Inc. (a)	273,164	142,045
Vera Therapeutics, Inc. (a)	16,741	279,575
Veracyte, Inc. (a)	86,714	2,405,446
Verastem, Inc. (a)(b)	210,658	96,903
Vericel Corp. (a)	57,200	1,305,876
Vertex Pharmaceuticals, Inc. (a)	310,285	98,174,174
Verve Therapeutics, Inc. (a)(b)	49,324	1,145,797
Vigil Neuroscience, Inc.	9,672	120,900
Viking Therapeutics, Inc. (a)(b)	85,518	346,348
Vincerx Pharma, Inc. (a)	16,229	11,360
Vir Biotechnology, Inc. (a)	91,629	2,585,770
Viracta Therapeutics, Inc. (a)	28,467	66,043
Viridian Therapeutics, Inc. (a)(b)	45,457	1,148,698
Viridian Therapeutics, Inc. rights (a)(c)	33,262	0
Virios Therapeutics, Inc. (a)(b)	3,308	959
VistaGen Therapeutics, Inc. (a)	213,363	29,465
Vor Biopharma, Inc. (a)(b)	20,206	92,948
Voyager Therapeutics, Inc. (a)	32,339	192,094
vTv Therapeutics, Inc. Class A (a)(b)	31,879	26,179
Vyant Bio, Inc. (a)	6,163	7,642
Werewolf Therapeutics, Inc. (a)	13,332	24,398
Windtree Therapeutics, Inc. (a)(b)	8,372	1,612
X4 Pharmaceuticals, Inc. (a)	76,366	114,549
Xbiotech, Inc. (a)	19,611	63,540
Xencor, Inc. (a)	72,334	2,149,766
Xenetic Biosciences, Inc. (a)	7,136	3,072
Xilio Therapeutics, Inc. (a)	8,232	21,074
XOMA Corp. (a)(b)	10,782	228,255
Y-mAbs Therapeutics, Inc. (a)(b)	40,281	180,056
Yield10 Bioscience, Inc. (a)(b)	5,106	11,948
Yumanity Therapeutics, Inc. (a)	5,441	9,739
Yumanity Therapeutics, Inc. rights (a)(c)	24,450	0
Zentalis Pharmaceuticals, Inc. (a)	53,126	1,175,147
		1,427,083,594
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	2,118,872	227,948,250
Abiomed, Inc. (a)	54,992	20,775,428
Accelerate Diagnostics, Inc. (a)	57,392	49,805
Accuray, Inc. (a)(b)	112,279	230,172
Acutus Medical, Inc. (a)(b)	19,182	15,537
Aethlon Medical, Inc. (a)(b)	15,750	6,662
Align Technology, Inc. (a)	87,924	17,291,134
Allied Healthcare Products, Inc. (a)	2,823	3,246
Alphatec Holdings, Inc. (a)	84,459	866,549
Angiodynamics, Inc. (a)	47,309	612,652
Apollo Endosurgery, Inc. (a)(b)	46,509	471,136
Apyx Medical Corp. (a)	37,567	66,118
Artivion, Inc. (a)	48,960	626,198
Asensus Surgical, Inc. (a)(b)	263,568	108,063
Aspira Women's Health, Inc. (a)(b)	69,647	25,212
Atricure, Inc. (a)	56,167	2,558,969
Atrion Corp.	1,644	994,291
Avanos Medical, Inc. (a)	56,236	1,512,748
Avinger, Inc. (a)(b)	4,588	5,689
AxoGen, Inc. (a)	50,797	556,227
Axonics Modulation Technologies, Inc. (a)	59,497	4,074,355
Baxter International, Inc.	609,294	34,443,390
Becton, Dickinson & Co.	345,035	86,031,027
Beyond Air, Inc. (a)(b)	30,833	176,673
BioLase Technology, Inc. (a)(b)	6,828	6,596
Biomerica, Inc. (a)(b)	12,844	44,697
BioSig Technologies, Inc. (a)(b)	38,669	15,850
Bioventus, Inc. (a)(b)	38,883	75,822
Bluejay Diagnostics, Inc. (a)(b)	8,427	5,730
Boston Scientific Corp. (a)	1,731,589	78,389,034
Butterfly Network, Inc. Class A (a)	174,257	562,850
Cardiovascular Systems, Inc. (a)	49,281	690,427
Cerus Corp. (a)	216,489	865,956
Chembio Diagnostics, Inc. (a)(b)	18,346	5,504
ClearPoint Neuro, Inc. (a)(b)	28,215	266,067
Co.-Diagnostics, Inc. (a)(b)	42,475	127,850
ConforMis, Inc. (a)(b)	8,514	23,839
CONMED Corp. (b)	36,884	3,055,839
Cue Health, Inc. (a)(b)	116,291	372,131
Cutera, Inc. (a)(b)	21,432	1,019,735
CVRx, Inc. (a)(b)	13,244	177,205
CytoSorbents Corp. (a)(b)	49,678	69,549
DarioHealth Corp. (a)(b)	25,202	125,002
Delcath Systems, Inc. (a)(b)	7,838	22,260
Dentsply Sirona, Inc.	260,810	7,892,111
DexCom, Inc. (a)	475,060	55,239,977
Eargo, Inc. (a)(b)	226,137	143,642
Edwards Lifesciences Corp. (a)	750,167	57,950,401
Ekso Bionics Holdings, Inc. (a)(b)	11,780	12,251
electroCore, Inc. (a)(b)	71,219	23,588
Electromed, Inc. (a)	8,530	85,215
Embecta Corp. (b)	69,892	2,300,845
ENDRA Life Sciences, Inc. (a)	53,240	9,455
Enovis Corp. (a)	57,675	3,121,948
Envista Holdings Corp. (a)	197,447	6,736,892
Envveno Medical Corp. (a)(b)	7,560	44,604
Femasys, Inc. (a)(b)	2,323	2,509
Figs, Inc. Class A (a)(b)	154,229	1,207,613
Fonar Corp. (a)	7,149	134,544
Glaukos Corp. (a)	57,487	2,677,170
Globus Medical, Inc. (a)	93,117	6,880,415
Haemonetics Corp. (a)	62,001	5,289,305
Heartbeam, Inc. (a)(b)	6,689	28,562
Helius Medical Technologies, Inc. (U.S.) (a)(b)	21,732	6,780
Heska Corp. (a)	12,347	794,529
Hologic, Inc. (a)	301,999	23,000,244
Hyperfine, Inc. (a)(b)	58,309	46,647
ICU Medical, Inc. (a)(b)	24,289	3,867,537
IDEXX Laboratories, Inc. (a)	100,724	42,895,330
Inari Medical, Inc. (a)	58,217	4,283,607
Inogen, Inc. (a)	27,626	616,612
Inspire Medical Systems, Inc. (a)	33,457	8,082,207
Insulet Corp. (a)	83,977	25,140,194
Integer Holdings Corp. (a)	40,026	2,974,732
Integra LifeSciences Holdings Corp. (a)	87,861	4,827,083
Intuitive Surgical, Inc. (a)	432,104	116,836,601
Invacare Corp. (a)(b)	40,177	14,062
InVivo Therapeutics Holdings Corp. (a)	2,425	4,947
INVO Bioscience, Inc. (a)(b)	10,569	10,090
IRadimed Corp.	8,725	257,911
iRhythm Technologies, Inc. (a)	36,338	3,962,659
Iridex Corp. (a)	16,065	38,877
Kewaunee Scientific Corp. (a)	406	6,719
KORU Medical Systems, Inc. (a)(b)	44,462	131,163
Lantheus Holdings, Inc. (a)	83,201	5,165,118
LeMaitre Vascular, Inc. (b)	23,443	1,098,305
LENSAR, Inc. (a)	9,233	30,561
LivaNova PLC (a)	64,835	3,589,914
LogicMark, Inc. (a)(b)	9,769	6,249
Lucid Diagnostics, Inc. (a)(b)	8,730	16,238
Lucira Health, Inc. (a)(b)	12,002	4,561
Masimo Corp. (a)	58,512	8,480,729
Medtronic PLC	1,607,670	127,070,237
Meridian Bioscience, Inc. (a)	52,683	1,685,856
Merit Medical Systems, Inc. (a)	68,642	4,942,224
Mesa Laboratories, Inc. (b)	6,083	1,029,061
Microbot Medical, Inc. (a)	4,719	21,471
Milestone Scientific, Inc. (a)(b)	39,546	22,233
Minerva Surgical, Inc. (a)(b)	7,681	1,383
Motus GI Holdings, Inc. (a)(b)	2,749	3,684
Myomo, Inc. (a)(b)	8,164	6,635
NanoVibronix, Inc. (a)(b)	30,796	12,472
Nemaura Medical, Inc. (a)(b)	7,006	14,993
Neogen Corp. (a)	261,627	4,332,543
NeuroMetrix, Inc. (a)(b)	7,672	12,889
Neuronetics, Inc. (a)	32,377	203,328
NeuroOne Medical Technologies Corp. (a)(b)	18,788	26,491
NeuroPace, Inc. (a)(b)	13,196	21,246
Nevro Corp. (a)	42,823	2,000,262
Novocure Ltd. (a)(b)	108,925	8,369,797
NuVasive, Inc. (a)	62,926	2,444,046
Nuwellis, Inc. (a)(b)	4,077	579
Omnicell, Inc. (a)	53,751	2,774,089
OraSure Technologies, Inc. (a)	87,674	441,877
Orthofix International NV (a)	24,259	436,419
OrthoPediatrics Corp. (a)	17,217	757,376
Outset Medical, Inc. (a)	58,033	1,223,336
Owlet, Inc. (a)(b)	82,343	68,353
Paragon 28, Inc. (a)	30,944	634,352
PAVmed, Inc. (a)(b)	94,070	65,849
Penumbra, Inc. (a)	45,843	9,604,567
PetVivo Holdings, Inc. (a)(b)	3,291	7,997
Predictive Oncology, Inc. (a)	73,029	28,123
Pro-Dex, Inc. (a)	3,251	57,055
PROCEPT BioRobotics Corp. (a)	39,461	1,692,877
Pulmonx Corp. (a)(b)	45,225	272,255
Pulse Biosciences, Inc. (a)(b)	15,829	31,658
QuidelOrtho Corp. (a)	65,687	5,754,838
Quotient Ltd. (a)(b)	2,294	1,743
Ra Medical Systems, Inc. (a)(b)	480	1,176
Reshape Lifesciences, Inc. (a)	22,368	3,474
ResMed, Inc.	177,162	40,782,692
Retractable Technologies, Inc. (a)(b)	21,929	43,200
Rockwell Medical Technologies, Inc. (a)(b)	8,225	8,965
RxSight, Inc. (a)	16,976	216,784
Sanara Medtech, Inc. (a)(b)	3,656	136,990
Seaspine Holdings Corp. (a)	42,016	314,700
Semler Scientific, Inc. (a)	6,222	184,420
Senseonics Holdings, Inc. (a)(b)	561,277	623,017
Sensus Healthcare, Inc. (a)(b)	16,013	106,967
Shockwave Medical, Inc. (a)	43,487	11,028,303
SI-BONE, Inc. (a)	36,742	451,192
Sientra, Inc. (a)(b)	67,987	19,036
Sight Sciences, Inc. (a)(b)	31,536	352,257
Silk Road Medical, Inc. (a)	42,684	2,272,923
Sintx Technologies, Inc. (a)(b)	16,443	2,202
SmileDirectClub, Inc. (a)(b)	148,248	90,150
Sonendo, Inc. (a)(b)	17,990	42,996
Staar Surgical Co. (a)	58,176	3,322,431
Stereotaxis, Inc. (a)	55,805	132,816
STERIS PLC	121,012	22,476,769
STRATA Skin Sciences, Inc. (a)(b)	2,761	2,375
Stryker Corp.	407,378	95,281,640
Surgalign Holdings, Inc. (a)	6,071	13,660
SurModics, Inc. (a)	16,930	611,681
Tactile Systems Technology, Inc. (a)	25,565	218,836
Talis Biomedical Corp. (a)(b)	14,676	8,053
Tandem Diabetes Care, Inc. (a)	77,802	3,271,574
Tela Bio, Inc. (a)	10,430	87,508
Teleflex, Inc.	56,753	13,287,012
Tenon Medical, Inc. (b)	3,148	6,013
The Cooper Companies, Inc.	59,675	18,878,186
Thermogenesis Holdings, Inc. (a)	4,357	621
Tivic Health Systems, Inc. (b)	2,667	3,520
TransMedics Group, Inc. (a)	37,912	2,345,615
Treace Medical Concepts, Inc. (a)	38,130	882,710
UFP Technologies, Inc. (a)	8,482	1,018,264
Utah Medical Products, Inc.	4,186	372,805
Vapotherm, Inc. (a)	26,159	23,282
Varex Imaging Corp. (a)(b)	48,392	1,027,846
Venus Concept, Inc. (a)(b)	28,654	6,599
Vicarious Surgical, Inc. (a)(b)	48,977	171,420
ViewRay, Inc. (a)	175,770	847,211
Vivani Medical, Inc. (a)(b)	10,669	14,937
Viveve Medical, Inc. (a)(b)	5,483	2,303
VolitionRx Ltd. (a)(b)	49,412	117,601
Zimmer Biomet Holdings, Inc.	253,729	30,472,853
Zimvie, Inc. (a)	25,489	227,872
Zomedica Corp. (a)(b)	1,117,891	223,578
Zynex, Inc. (b)	27,179	372,896
		1,319,828,852
Health Care Providers & Services - 3.3%
1Life Healthcare, Inc. (a)	202,973	3,448,511
23andMe Holding Co. Class A (a)(b)	315,901	963,498
Acadia Healthcare Co., Inc. (a)	109,846	9,782,885
Accolade, Inc. (a)	75,491	666,586
AdaptHealth Corp. (a)	93,108	2,077,239
Addus HomeCare Corp. (a)	19,494	2,149,798
Agiliti, Inc. (a)(b)	40,837	674,219
agilon health, Inc. (a)(b)	239,032	4,197,402
AirSculpt Technologies, Inc. (b)	11,914	42,652
Akumin, Inc. (a)	72,299	75,914
Alerislife, Inc. (a)	18,341	14,510
Alignment Healthcare, Inc. (a)	99,993	1,329,907
Amedisys, Inc. (a)	39,329	3,582,479
AmerisourceBergen Corp.	195,837	33,427,418
AMN Healthcare Services, Inc. (a)	52,400	6,481,880
Apollo Medical Holdings, Inc. (a)(b)	47,727	1,358,310
ATI Physical Therapy, Inc. (a)(b)	88,629	35,106
Aveanna Healthcare Holdings, Inc. (a)(b)	55,193	37,448
Biodesix, Inc. (a)	18,660	37,320
Brookdale Senior Living, Inc. (a)	225,319	709,755
Cano Health, Inc. (a)	208,259	395,692
Cardinal Health, Inc.	329,620	26,425,635
CareMax, Inc. Class A (a)	81,887	324,273
Castle Biosciences, Inc. (a)	30,108	710,248
Centene Corp. (a)	691,588	60,202,735
Chemed Corp.	18,030	9,375,600
Cigna Corp.	369,143	121,407,441
Clover Health Investments Corp. (a)	394,552	516,863
Community Health Systems, Inc. (a)	152,321	522,461
Corvel Corp. (a)	11,244	1,719,995
Cross Country Healthcare, Inc. (a)	44,093	1,577,648
CVS Health Corp.	1,588,483	161,834,648
DaVita HealthCare Partners, Inc. (a)	67,322	4,963,651
DocGo, Inc. Class A (a)	97,972	720,094
Elevance Health, Inc.	290,394	154,756,770
Encompass Health Corp.	120,588	7,051,986
Enhabit Home Health & Hospice (a)	60,271	862,478
Enzo Biochem, Inc. (a)(b)	52,369	104,214
Fulgent Genetics, Inc. (a)	24,762	898,118
Great Elm Group, Inc. (a)	30,049	58,596
Guardant Health, Inc. (a)	123,707	6,474,824
HCA Holdings, Inc.	260,459	62,567,461
HealthEquity, Inc. (a)	102,087	6,480,483
Henry Schein, Inc. (a)	164,613	13,320,484
Hims & Hers Health, Inc. (a)(b)	146,745	908,352
Humana, Inc.	153,112	84,196,289
IMAC Holdings, Inc. (a)	24,559	7,925
InfuSystems Holdings, Inc. (a)	23,947	205,465
Innovage Holding Corp. (a)	23,062	149,442
Invitae Corp. (a)(b)	266,110	790,347
Laboratory Corp. of America Holdings	109,370	26,325,359
LHC Group, Inc. (a)	37,373	6,107,122
LifeStance Health Group, Inc. (a)	114,277	581,670
Lisata Therapeutics, Inc. (a)(b)	3,452	12,324
McKesson Corp.	173,901	66,374,534
Modivcare, Inc. (a)	15,355	1,182,335
Molina Healthcare, Inc. (a)	70,298	23,674,257
MSP Recovery, Inc. (a)(b)	22,759	25,262
National Healthcare Corp.	16,957	1,045,229
National Research Corp. Class A	17,256	668,497
Novo Integrated Sciences, Inc. (a)	4,809	1,202
Oak Street Health, Inc. (a)(b)	140,309	3,033,481
Ontrak, Inc. (a)(b)	7,794	3,351
Opko Health, Inc. (a)(b)	494,077	741,116
Option Care Health, Inc. (a)	187,366	5,641,590
Owens & Minor, Inc.	92,404	1,904,446
P3 Health Partners, Inc. Class A (a)(b)	41,550	198,609
Patterson Companies, Inc.	104,943	2,984,579
Pediatrix Medical Group, Inc. (a)	101,914	1,628,586
Pennant Group, Inc. (a)	33,902	350,547
PetIQ, Inc. Class A (a)	30,834	366,000
Precipio, Inc. (a)(b)	20,654	15,837
Premier, Inc.	142,818	4,762,980
Privia Health Group, Inc. (a)	59,493	1,423,667
Progyny, Inc. (a)	90,506	3,315,235
Psychemedics Corp.	2,812	15,916
Quest Diagnostics, Inc.	141,059	21,416,988
R1 Rcm, Inc. (a)	166,800	1,509,540
RadNet, Inc. (a)	58,995	1,166,331
Regional Health Properties, Inc. (a)	1,040	2,704
Select Medical Holdings Corp. (b)	125,017	3,072,918
Sema4 Holdings Corp. Class A (a)(b)	307,214	127,248
Signify Health, Inc. (a)(b)	83,150	2,379,753
Sonida Senior Living, Inc. (a)(b)	3,889	59,774
Star Equity Holdings, Inc. (a)(b)	11,072	10,739
SunLink Health Systems, Inc. (a)	3,788	3,036
Surgery Partners, Inc. (a)	75,572	2,139,443
Talkspace, Inc. Class A (a)	120,778	106,285
Tenet Healthcare Corp. (a)	130,535	6,028,106
The Ensign Group, Inc.	66,934	6,358,730
The Joint Corp. (a)(b)	17,855	266,218
The Oncology Institute, Inc. (a)	31,321	44,163
U.S. Physical Therapy, Inc.	15,748	1,360,785
UnitedHealth Group, Inc.	1,131,764	619,935,049
Universal Health Services, Inc. Class B	79,484	10,400,481
Vivos Therapeutics, Inc. (a)(b)	21,264	10,611
		1,629,405,688
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	134,064	2,539,172
American Well Corp. (a)	292,049	1,065,979
Augmedix, Inc. (a)	46,982	59,197
Better Therapeutics, Inc. (a)	13,172	19,297
Biotricity, Inc. (a)(b)	48,003	49,923
CareCloud, Inc. (a)(b)	12,276	40,879
Certara, Inc. (a)	127,906	2,171,844
Computer Programs & Systems, Inc. (a)	17,916	530,314
Definitive Healthcare Corp. (a)(b)	44,460	505,510
Doximity, Inc. (a)(b)	133,775	4,547,012
Evolent Health, Inc. (a)	101,073	2,909,892
Forian, Inc. (a)(b)	18,212	44,984
GoodRx Holdings, Inc. (a)(b)	92,838	404,774
Health Catalyst, Inc. (a)	66,019	691,879
HealthStream, Inc. (a)	28,899	734,035
HTG Molecular Diagnostics (a)(b)	3,764	1,242
iCAD, Inc. (a)	28,299	50,938
iSpecimen, Inc. (a)(b)	3,041	4,774
MultiPlan Corp. Class A (a)(b)	285,376	425,210
NantHealth, Inc. (a)(b)	41,724	10,640
Nextgen Healthcare, Inc. (a)	66,763	1,388,670
OptimizeRx Corp. (a)	21,972	463,389
Pear Therapeutics, Inc. Class A (a)(b)	56,375	104,294
Phreesia, Inc. (a)	63,336	1,762,008
Schrodinger, Inc. (a)	64,660	1,163,880
SCWorx, Corp. (a)	5,597	2,630
Sharecare, Inc. Class A (a)	382,184	729,971
Simulations Plus, Inc.	19,488	791,018
Streamline Health Solutions, Inc. (a)(b)	29,892	57,692
Tabula Rasa HealthCare, Inc. (a)(b)	29,711	133,700
Teladoc Health, Inc. (a)(b)	195,832	5,583,170
UpHealth, Inc. (a)(b)	77,814	26,885
Veeva Systems, Inc. Class A (a)	169,520	32,269,827
		61,284,629
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	115,105	4,449,959
Adaptive Biotechnologies Corp. (a)	134,050	1,176,959
Agilent Technologies, Inc.	361,420	56,012,872
Akoya Biosciences, Inc. (a)(b)	21,769	282,562
Alpha Teknova, Inc. (a)	9,050	42,716
Applied DNA Sciences, Inc. (a)(b)	13,479	18,331
Avantor, Inc. (a)	815,789	18,175,779
Azenta, Inc.	90,822	5,468,393
Berkeley Lights, Inc. (a)	74,885	220,162
Bio-Rad Laboratories, Inc. Class A (a)	25,943	10,758,822
Bio-Techne Corp.	189,910	16,140,451
BioLife Solutions, Inc. (a)	41,449	877,475
BioNano Genomics, Inc. (a)(b)	350,644	704,794
Bruker Corp.	121,821	8,211,954
Champions Oncology, Inc. (a)	4,456	30,746
Charles River Laboratories International, Inc. (a)	61,536	14,065,284
ChromaDex, Inc. (a)(b)	61,369	105,555
Codex DNA, Inc. (a)(b)	11,530	16,719
Codexis, Inc. (a)	80,801	441,981
CryoPort, Inc. (a)(b)	58,849	1,162,268
Cytek Biosciences, Inc. (a)	96,592	1,245,071
Danaher Corp.	792,174	216,588,293
Harvard Bioscience, Inc. (a)	45,048	115,323
Illumina, Inc. (a)	190,080	41,452,646
Inotiv, Inc. (a)(b)	20,851	125,940
IQVIA Holdings, Inc. (a)	225,630	49,191,853
IsoPlexis Corp. (a)(b)	10,417	14,167
Maravai LifeSciences Holdings, Inc. (a)	132,670	1,974,130
MaxCyte, Inc. (a)	108,440	649,556
Medpace Holdings, Inc. (a)	30,396	6,379,816
Mettler-Toledo International, Inc. (a)	27,214	39,992,606
Miromatrix Medical, Inc. (a)(b)	12,833	53,770
Nanostring Technologies, Inc. (a)	52,728	368,569
Nautilus Biotechnology, Inc. (a)(b)	59,292	107,319
NeoGenomics, Inc. (a)	152,317	1,707,474
Pacific Biosciences of California, Inc. (a)(b)	250,636	2,694,337
PerkinElmer, Inc.	152,747	21,343,338
Personalis, Inc. (a)	47,183	119,845
Quanterix Corp. (a)	41,935	557,736
Quantum-Si, Inc. (a)(b)	107,945	256,909
Rapid Micro Biosystems, Inc. (a)(b)	9,702	19,889
Science 37 Holdings, Inc. (a)	72,676	43,329
Seer, Inc. (a)(b)	45,242	292,263
Singular Genomics Systems, Inc. (a)	59,283	120,937
SomaLogic, Inc. Class A (a)(b)	181,862	509,214
Sotera Health Co. (a)	120,078	1,001,451
Standard BioTools, Inc. (a)(b)	85,149	118,357
Syneos Health, Inc. (a)	124,288	4,384,881
Thermo Fisher Scientific, Inc.	474,048	265,571,171
Waters Corp. (a)	72,424	25,102,158
West Pharmaceutical Services, Inc.	89,642	21,035,392
		841,501,522
Pharmaceuticals - 4.2%
9 Meters Biopharma, Inc. (a)(b)	14,800	25,308
AcelRx Pharmaceuticals, Inc. (a)(b)	9,920	23,709
Acer Therapeutics, Inc. (a)(b)	11,998	15,237
Aclaris Therapeutics, Inc. (a)	62,361	949,134
Adamis Pharmaceuticals Corp. (a)(b)	167,252	33,400
Adial Pharmaceuticals, Inc. (a)(b)	23,937	6,250
Agile Therapeutics, Inc. (a)	25,133	5,278
Alimera Sciences, Inc. (a)(b)	3,266	11,268
Amneal Pharmaceuticals, Inc. (a)	121,533	311,124
Amphastar Pharmaceuticals, Inc. (a)	46,447	1,369,722
Amylyx Pharmaceuticals, Inc.	47,376	1,817,817
AN2 Therapeutics, Inc.	6,067	60,488
Angion Biomedica Corp. (a)	4,530	3,851
ANI Pharmaceuticals, Inc. (a)	14,672	615,490
Aquestive Therapeutics, Inc. (a)(b)	53,568	49,711
Artelo Biosciences, Inc. (a)	1,814	4,462
Arvinas Holding Co. LLC (a)	58,711	2,409,499
Assertio Holdings, Inc. (a)(b)	57,829	179,270
Atea Pharmaceuticals, Inc. (a)	94,288	442,211
Athira Pharma, Inc. (a)	38,518	119,791
Avenue Therapeutics, Inc. (a)	294	394
Axsome Therapeutics, Inc. (a)(b)	38,525	2,784,972
Aytu BioScience, Inc. (a)(b)	31,869	6,536
Baudax Bio, Inc. (a)(b)	7,583	1,118
Biofrontera, Inc. (a)(b)	14,189	14,898
Bright Green Corp. (a)	77,441	44,885
Bristol-Myers Squibb Co.	2,583,497	207,403,139
Cara Therapeutics, Inc. (a)(b)	54,962	648,552
Cassava Sciences, Inc. (a)(b)	45,639	1,589,606
Catalent, Inc. (a)	216,900	10,873,197
CinCor Pharma, Inc. (b)	22,613	266,833
Citius Pharmaceuticals, Inc. (a)(b)	161,307	188,729
Clearside Biomedical, Inc. (a)	63,524	76,864
Clever Leaves Holdings, Inc. (a)(b)	30,908	13,893
CNS Pharmaceuticals, Inc. (a)	755	2,288
Cocrystal Pharma, Inc. (a)	8,667	23,748
Cognition Therapeutics, Inc. (a)(b)	16,309	57,245
Collegium Pharmaceutical, Inc. (a)	41,338	904,062
Context Therapeutics, Inc. (a)	13,624	18,801
Corcept Therapeutics, Inc. (a)	115,411	2,917,590
CorMedix, Inc. (a)(b)	50,446	209,855
Cumberland Pharmaceuticals, Inc. (a)	22,081	50,124
CymaBay Therapeutics, Inc. (a)	95,797	323,794
Dare Bioscience, Inc. (a)(b)	97,011	86,349
DICE Therapeutics, Inc. (a)	39,909	1,389,232
Durect Corp. (a)	259,885	109,126
Edgewise Therapeutics, Inc. (a)	33,861	303,056
Elanco Animal Health, Inc. (a)	539,203	6,939,543
Elanco Animal Health, Inc. rights (a)(c)	26,032	0
Eli Lilly & Co.	954,220	354,091,958
Eloxx Pharmaceuticals, Inc. (a)	64,312	8,746
Enliven Therapeutics, Inc. (a)(b)	19,688	83,871
Enveric Biosciences, Inc. (a)(b)	880	2,526
Esperion Therapeutics, Inc. (a)	72,392	485,026
Eton Pharmaceuticals, Inc. (a)(b)	27,239	82,262
Evoke Pharma, Inc. (a)	2,958	4,437
Evolus, Inc. (a)(b)	45,556	329,825
Eyenovia, Inc. (a)(b)	33,330	65,660
Eyepoint Pharmaceuticals, Inc. (a)(b)	29,071	93,027
Fulcrum Therapeutics, Inc. (a)(b)	44,399	304,133
Graybug Vision, Inc. (a)(b)	13,171	8,150
Harmony Biosciences Holdings, Inc. (a)	35,921	2,146,998
Harrow Health, Inc. (a)(b)	30,805	343,476
Hepion Pharmaceuticals, Inc. (a)(b)	68,049	24,851
Hoth Therapeutics, Inc. (a)	702	2,864
Ikena Oncology, Inc. (a)	33,430	74,549
Innoviva, Inc. (a)	75,526	991,656
Intra-Cellular Therapies, Inc. (a)	106,342	5,765,863
Jaguar Health, Inc. (a)(b)	66,892	8,696
Jazz Pharmaceuticals PLC (a)	75,760	11,887,502
Johnson & Johnson	3,181,143	566,243,454
Kala Pharmaceuticals, Inc. (a)(b)	1,032	5,459
KemPharm, Inc. (a)(b)	37,913	180,466
Kiora Pharmaceuticals, Inc. (a)	301	1,069
Landos Biopharma, Inc. (a)	5,994	1,289
Lannett Co., Inc. (a)(b)	37,950	21,066
Lexaria Bioscience Corp. (a)(b)	5,481	16,224
Ligand Pharmaceuticals, Inc. Class B (a)	19,407	1,414,770
Lipocine, Inc. (a)	101,741	45,794
Liquidia Technologies, Inc. (a)	59,491	298,645
Longboard Pharmaceuticals, Inc. (a)	6,710	36,033
Lyra Therapeutics, Inc. (a)(b)	20,602	72,313
Marinus Pharmaceuticals, Inc. (a)(b)	42,626	204,179
Merck & Co., Inc.	3,065,098	337,528,592
MyMD Pharmaceuticals, Inc. (a)(b)	36,903	78,972
Nektar Therapeutics (a)	226,255	633,514
NGM Biopharmaceuticals, Inc. (a)	45,165	249,762
NovaBay Pharmaceuticals, Inc. (a)(b)	1,199	2,531
Novan, Inc. (a)(b)	21,781	20,692
NRX Pharmaceuticals, Inc. (a)(b)	52,889	76,160
Nutriband, Inc. (a)	7,434	29,141
Nuvation Bio, Inc. (a)	176,529	337,170
Ocular Therapeutix, Inc. (a)	94,549	280,811
Ocuphire Pharma, Inc. (a)(b)	22,473	69,217
Ocuphire Pharma, Inc. rights (a)(c)	259	0
Omeros Corp. (a)(b)	76,635	163,999
Onconova Therapeutics, Inc. (a)	21,108	17,625
Opiant Pharmaceuticals, Inc. (a)	6,016	121,042
OptiNose, Inc. (a)(b)	75,100	132,927
Organon & Co.	307,173	7,992,641
Otonomy, Inc. (a)	60,819	10,911
Pacira Biosciences, Inc. (a)	55,567	2,681,108
Palisade Bio, Inc. (a)	2,026	7,881
Palisade Bio, Inc. rights (a)(c)	122	0
Paratek Pharmaceuticals, Inc. (a)(b)	52,304	116,115
Perrigo Co. PLC	162,858	5,248,913
Petros Pharmaceuticals, Inc. (a)	11,591	4,844
Pfizer, Inc.	6,790,833	340,424,458
Phathom Pharmaceuticals, Inc. (a)(b)	25,839	257,873
Phibro Animal Health Corp. Class A	25,144	309,523
Pliant Therapeutics, Inc. (a)	40,753	749,040
PLx Pharma PLC (a)(b)	27,237	9,043
Prestige Brands Holdings, Inc. (a)	60,165	3,697,741
Processa Pharmaceuticals, Inc. (a)	8,545	16,107
ProPhase Labs, Inc. (b)	16,081	166,760
Provention Bio, Inc. (a)(b)	91,015	822,776
Pulmatrix, Inc. (a)(b)	4,155	15,540
Rain Therapeutics, Inc. (a)(b)	12,504	96,531
Rani Therapeutics Holdings, Inc. (a)(b)	12,821	106,158
Reata Pharmaceuticals, Inc. (a)(b)	33,633	1,331,194
Relmada Therapeutics, Inc. (a)(b)	31,020	144,243
Revance Therapeutics, Inc. (a)	98,212	2,132,183
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	12,836	47,108
Royalty Pharma PLC	443,582	19,504,301
RVL Pharmaceuticals PLC (a)(b)	38,637	55,637
Satsuma Pharmaceuticals, Inc. (a)	25,923	23,598
scPharmaceuticals, Inc. (a)	11,211	82,177
SCYNEXIS, Inc. (a)(b)	37,436	88,349
Seelos Therapeutics, Inc. (a)(b)	127,031	103,988
SenesTech, Inc. (a)(b)	327	974
SIGA Technologies, Inc. (b)	48,235	442,797
Sonoma Pharmaceuticals, Inc. (a)	1,722	2,945
Supernus Pharmaceuticals, Inc. (a)	64,616	2,372,700
Tarsus Pharmaceuticals, Inc. (a)(b)	22,709	381,738
Terns Pharmaceuticals, Inc. (a)(b)	24,558	190,816
TFF Pharmaceuticals, Inc. (a)	24,329	29,438
Theravance Biopharma, Inc. (a)	69,449	747,271
Theseus Pharmaceuticals, Inc. (a)(b)	18,464	121,678
Timber Pharmaceuticals, Inc. (a)(b)	1,138	1,650
Titan Pharmaceuticals, Inc. (a)(b)	10,454	8,728
Trevi Therapeutics, Inc. (a)	27,452	51,610
Tricida, Inc. (a)(b)	34,221	8,213
Vallon Pharamceuticals, Inc. (a)	3,451	852
Ventyx Biosciences, Inc. (a)	26,443	766,583
Verrica Pharmaceuticals, Inc. (a)(b)	24,053	78,172
Viatris, Inc.	1,466,830	16,179,135
Virpax Pharmaceuticals, Inc. (a)	10,445	8,646
Vyne Therapeutics, Inc. (a)(b)	47,713	11,098
WAVE Life Sciences (a)	76,921	326,145
Xeris Biopharma Holdings, Inc. (a)(b)	169,976	254,964
Xeris Biopharma Holdings, Inc. rights (a)(c)	47,594	0
Zoetis, Inc. Class A	566,435	87,310,291
Zynerba Pharmaceuticals, Inc. (a)(b)	44,979	24,167
		2,026,357,793
TOTAL HEALTH CARE		7,305,462,078
INDUSTRIALS - 9.3%
Aerospace & Defense - 1.7%
AAR Corp. (a)	40,632	1,891,826
Aerojet Rocketdyne Holdings, Inc. (a)	91,486	4,757,272
AeroVironment, Inc. (a)	30,254	2,783,065
AerSale Corp. (a)	19,485	308,837
Air Industries Group, Inc. (a)(b)	2,013	11,568
Archer Aviation, Inc. Class A (a)(b)	171,280	429,913
Astra Space, Inc. Class A (a)(b)	170,165	84,079
Astronics Corp. (a)	31,954	268,414
Astrotech Corp. (a)(b)	34,846	11,778
Axon Enterprise, Inc. (a)	81,729	15,040,588
BWX Technologies, Inc.	110,200	6,710,078
Byrna Technologies, Inc. (a)(b)	19,154	165,874
Cadre Holdings, Inc.	18,604	482,588
Curtiss-Wright Corp.	46,404	8,197,267
Ducommun, Inc. (a)	13,424	675,361
General Dynamics Corp.	272,056	68,664,214
HEICO Corp.	48,461	7,865,705
HEICO Corp. Class A	83,387	10,571,804
Hexcel Corp. (b)	101,530	6,086,724
Howmet Aerospace, Inc.	446,701	16,827,227
Huntington Ingalls Industries, Inc.	48,295	11,202,508
Innovative Solutions & Support, Inc. (a)	19,048	175,242
Kaman Corp.	34,335	699,404
Kratos Defense & Security Solutions, Inc. (a)	153,149	1,457,978
L3Harris Technologies, Inc.	231,644	52,601,720
Lockheed Martin Corp.	285,539	138,540,667
Maxar Technologies, Inc.	89,943	2,176,621
Mercury Systems, Inc. (a)	69,913	3,552,979
Momentus, Inc. Class A (a)(b)	63,649	68,741
Moog, Inc. Class A	34,967	3,043,178
National Presto Industries, Inc.	6,791	469,394
Northrop Grumman Corp.	175,963	93,839,308
Park Aerospace Corp.	23,893	316,104
Parsons Corp. (a)	39,717	1,965,992
Raytheon Technologies Corp.	1,786,544	176,367,624
Redwire Corp. (a)(b)	24,304	51,524
Rocket Lab U.S.A., Inc. Class A (a)(b)	261,718	1,096,598
Sidus Space, Inc. Class A (b)	7,907	13,758
SIFCO Industries, Inc. (a)	5,271	14,682
Sigma Additive Solutions, Inc. (a)(b)	8,545	4,913
Spirit AeroSystems Holdings, Inc. Class A	127,024	3,329,299
Terran Orbital Corp. Class A (a)	70,763	167,001
Textron, Inc.	255,652	18,248,440
The Boeing Co. (a)	675,310	120,799,453
TransDigm Group, Inc.	62,292	39,150,522
Triumph Group, Inc. (a)	78,700	901,115
V2X, Inc. (a)	13,433	542,828
Virgin Galactic Holdings, Inc. (a)(b)	270,644	1,377,578
VirTra, Inc. (a)	12,401	58,781
Woodward, Inc.	72,714	6,966,001
		831,034,135
Air Freight & Logistics - 0.6%
Air T, Inc. (a)	2,895	67,656
Air Transport Services Group, Inc. (a)	70,146	1,966,894
Atlas Air Worldwide Holdings, Inc. (a)(b)	31,059	3,129,815
C.H. Robinson Worldwide, Inc. (b)	149,878	15,020,773
Expeditors International of Washington, Inc.	197,902	22,968,506
FedEx Corp.	289,233	52,704,037
Forward Air Corp.	32,457	3,647,193
GXO Logistics, Inc. (a)	143,629	6,730,455
Hub Group, Inc. Class A (a)	41,124	3,460,585
Radiant Logistics, Inc. (a)	46,916	250,531
United Parcel Service, Inc. Class B	885,438	167,994,152
		277,940,597
Airlines - 0.2%
Alaska Air Group, Inc. (a)	153,327	7,273,833
Allegiant Travel Co. (a)	18,818	1,554,555
American Airlines Group, Inc. (a)(b)	786,056	11,342,788
Blade Air Mobility, Inc. (a)	58,709	288,848
Delta Air Lines, Inc. (a)	775,183	27,418,223
Frontier Group Holdings, Inc. (a)	44,759	583,657
Hawaiian Holdings, Inc. (a)	61,959	861,230
JetBlue Airways Corp. (a)	391,921	3,119,691
Joby Aviation, Inc. (a)(b)	346,695	1,428,383
Mesa Air Group, Inc. (a)	45,342	56,678
SkyWest, Inc. (a)	61,298	1,130,948
Southwest Airlines Co.	717,852	28,649,473
Spirit Airlines, Inc. (a)	131,587	2,856,754
Sun Country Airlines Holdings, Inc. (a)(b)	39,703	802,001
United Airlines Holdings, Inc. (a)	395,011	17,447,636
Wheels Up Experience, Inc. Class A (a)	205,134	262,572
		105,077,270
Building Products - 0.6%
A.O. Smith Corp.	155,512	9,445,799
AAON, Inc. (b)	50,880	4,032,749
Advanced Drain Systems, Inc. (b)	77,663	7,553,503
AeroClean Technologies, Inc. (b)	10,649	35,461
Allegion PLC	106,200	12,069,630
Alpha PRO Tech Ltd. (a)(b)	13,086	52,998
American Woodmark Corp. (a)	20,161	1,092,726
Apogee Enterprises, Inc.	26,686	1,287,600
Applied UV, Inc. (a)	6,121	5,803
Armstrong World Industries, Inc.	56,044	4,282,322
Builders FirstSource, Inc. (a)	188,903	12,076,569
Carlisle Companies, Inc.	62,563	16,460,951
Carrier Global Corp.	1,017,656	45,102,514
CEA Industrie, Inc. (a)(b)	5,985	6,284
CSW Industrials, Inc.	18,657	2,256,564
Fortune Brands Home & Security, Inc.	156,453	10,222,639
Gibraltar Industries, Inc. (a)	38,300	1,938,363
Griffon Corp.	57,198	2,019,661
Hayward Holdings, Inc. (a)(b)	123,480	1,179,234
Insteel Industries, Inc.	23,807	702,068
Janus International Group, Inc. (a)	95,458	1,045,265
Jeld-Wen Holding, Inc. (a)	101,965	1,054,318
Johnson Controls International PLC	833,401	55,371,162
Lennox International, Inc.	38,978	10,151,041
Masco Corp.	272,748	13,850,143
Masonite International Corp. (a)	26,924	2,026,569
Owens Corning	116,409	10,341,776
PGT Innovations, Inc. (a)	73,320	1,451,003
Quanex Building Products Corp. (b)	40,644	966,108
Resideo Technologies, Inc. (a)	176,610	2,861,082
Simpson Manufacturing Co. Ltd.	52,337	4,869,958
Tecnoglass, Inc. (b)	24,481	709,949
The AZEK Co., Inc. (a)	134,630	2,603,744
Trane Technologies PLC	280,321	50,014,873
Trex Co., Inc. (a)	133,558	6,128,977
UFP Industries, Inc.	74,670	6,112,486
View, Inc. Class A (a)(b)	92,740	129,836
Zurn Elkay Water Solutions Cor	176,314	4,268,562
		305,780,290
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	80,927	3,818,136
ACCO Brands Corp.	114,124	635,671
Acme United Corp.	3,864	91,500
ACV Auctions, Inc. Class A (a)	140,018	1,237,759
Aqua Metals, Inc. (a)(b)	79,353	58,880
ARC Document Solutions, Inc.	45,351	133,332
Aris Water Solution, Inc. Class A (b)	30,932	489,344
Aurora Innovation, Inc. (a)(b)	439,385	553,625
Brady Corp. Class A	56,460	2,704,434
BrightView Holdings, Inc. (a)	47,373	326,400
Casella Waste Systems, Inc. Class A (a)	61,343	5,281,019
CECO Environmental Corp. (a)	35,516	430,454
Charah Solutions, Inc. (a)(b)	18,709	15,916
Cimpress PLC (a)	23,843	705,514
Cintas Corp.	104,051	48,048,671
Clean Harbors, Inc. (a)	60,838	7,300,560
CompX International, Inc. Class A	1,967	38,888
Copart, Inc. (a)	517,735	34,460,442
CoreCivic, Inc. (a)	142,150	1,887,752
Deluxe Corp.	52,579	1,016,878
Driven Brands Holdings, Inc. (a)	67,323	2,047,292
DSS, Inc. (a)(b)	80,044	18,410
Ennis, Inc.	31,618	734,486
Fuel Tech, Inc. (a)	23,169	28,961
Greenwave Technology Solutions, Inc. (a)	9,284	11,234
Harsco Corp. (a)	96,416	721,192
Healthcare Services Group, Inc.	90,032	1,255,946
Heritage-Crystal Clean, Inc. (a)	19,425	613,830
HNI Corp.	50,265	1,457,685
IAA, Inc. (a)	161,717	6,043,364
Interface, Inc.	71,229	771,410
JanOne, Inc. (a)(b)	1,372	2,689
KAR Auction Services, Inc. (a)	139,607	1,918,200
Kimball International, Inc. Class B	44,520	318,763
Knightscope, Inc. Class A (b)	44,302	96,578
Matthews International Corp. Class A	37,166	1,176,676
Millerknoll, Inc. (b)	91,969	1,875,248
Montrose Environmental Group, Inc. (a)(b)	33,140	1,529,742
MSA Safety, Inc.	44,487	6,273,112
NL Industries, Inc. (b)	10,584	71,971
Odyssey Marine Exploration, Inc. (a)(b)	14,848	46,771
Performant Financial Corp. (a)	70,355	168,148
Perma-Fix Environmental Services, Inc. (a)	7,911	29,271
Pitney Bowes, Inc.	198,549	758,457
Quad/Graphics, Inc. (a)(b)	40,121	148,448
Quest Resource Holding Corp. (a)(b)	16,617	112,996
Recycling Asset Holdings, Inc. (a)(c)	478	17
Republic Services, Inc.	248,429	34,603,675
Rollins, Inc.	280,065	11,325,829
Shapeways Holdings, Inc. (a)(b)	15,768	9,461
SP Plus Corp. (a)	27,846	971,547
Steelcase, Inc. Class A (b)	111,765	886,296
Stericycle, Inc. (a)	111,483	5,811,609
Team, Inc. (a)	45,373	31,257
Tetra Tech, Inc.	64,498	9,970,746
The Brink's Co.	57,116	3,412,681
The GEO Group, Inc. (a)	150,142	1,774,678
TOMI Environmental Solutions, Inc. (a)(b)	10,144	6,898
UniFirst Corp.	18,270	3,539,995
Viad Corp. (a)	24,975	739,510
Virco Manufacturing Co. (a)	791	3,322
VSE Corp.	13,026	638,795
Waste Management, Inc.	455,066	76,323,670
Wilhelmina International, Inc. (a)(b)	3,864	14,760
		287,530,801
Construction & Engineering - 0.2%
AECOM	168,635	14,333,975
Ameresco, Inc. Class A (a)(b)	40,977	2,684,813
API Group Corp. (a)	243,103	4,672,440
Arcosa, Inc.	58,556	3,577,772
Argan, Inc.	17,346	658,281
Bowman Consulting Group Ltd. (a)	14,427	283,346
Comfort Systems U.S.A., Inc.	43,296	5,488,201
Concrete Pumping Holdings, Inc. (a)	33,466	236,270
Construction Partners, Inc. Class A (a)	49,935	1,428,141
Dycom Industries, Inc. (a)	35,757	3,258,893
EMCOR Group, Inc.	59,590	9,230,491
Fluor Corp. (a)	172,049	5,782,567
Granite Construction, Inc.	53,401	1,923,504
Great Lakes Dredge & Dock Corp. (a)	79,927	585,066
IES Holdings, Inc. (a)	10,799	365,222
INNOVATE Corp. (a)(b)	51,944	62,333
iSun, Inc. (a)(b)	10,652	17,682
Limbach Holdings, Inc. (a)	11,170	133,370
MasTec, Inc. (a)	71,314	6,477,451
Matrix Service Co. (a)	32,605	166,938
MDU Resources Group, Inc.	245,804	7,740,368
MYR Group, Inc. (a)	20,228	1,932,381
Northwest Pipe Co. (a)	11,971	448,434
NV5 Global, Inc. (a)	15,098	2,181,812
Orbital Infrastructure Group I (a)(b)	94,651	17,586
Orion Group Holdings, Inc. (a)	34,589	91,315
Primoris Services Corp.	64,241	1,371,545
QualTek Services, Inc. Class A (a)(b)	12,730	10,134
Quanta Services, Inc.	172,983	25,926,692
SG Blocks, Inc. (a)	12,110	15,259
Sterling Construction Co., Inc. (a)	36,624	1,199,436
Tutor Perini Corp. (a)	51,743	369,962
Valmont Industries, Inc.	25,789	8,733,703
Williams Industrial Services G (a)	25,226	28,632
Willscot Mobile Mini Holdings (a)	258,581	12,466,190
		123,900,205
Electrical Equipment - 0.7%
Acuity Brands, Inc.	39,602	7,456,661
Advent Technologies Holdings, Inc. Class A (a)(b)	37,320	82,850
Allied Motion Technologies, Inc.	16,926	599,857
American Superconductor Corp. (a)	35,772	134,503
AMETEK, Inc.	277,740	39,555,731
Array Technologies, Inc. (a)	169,129	3,541,561
Atkore, Inc. (a)	50,028	6,110,920
AZZ, Inc.	30,122	1,253,979
Babcock & Wilcox Enterprises, Inc. (a)	88,448	403,323
Beam Global (a)(b)	11,928	228,421
Bitnile Holdings, Inc. (a)(b)	293,837	38,845
Blink Charging Co. (a)(b)	49,729	690,239
Bloom Energy Corp. Class A (a)(b)	213,347	4,542,158
Broadwind, Inc. (a)	22,623	39,364
Capstone Turbine Corp. (a)(b)	16,211	27,883
ChargePoint Holdings, Inc. Class A (a)(b)	314,125	3,901,433
Eaton Corp. PLC	481,897	78,766,065
Emerson Electric Co.	715,337	68,507,824
Encore Wire Corp. (b)	23,183	3,387,268
Energous Corp. (a)(b)	89,638	90,534
Energy Focus, Inc. (a)(b)	7,456	2,674
Energy Vault Holdings, Inc. Class A (a)(b)	81,862	306,164
EnerSys	49,159	3,715,437
Enovix Corp. (a)(b)	132,815	1,733,236
Eos Energy Enterprises, Inc. (a)(b)	68,427	72,533
Espey Manufacturing & Electronics Corp. (a)(b)	594	8,049
ESS Tech, Inc. Class A (a)(b)	67,906	218,657
Fluence Energy, Inc. (a)(b)	44,175	758,927
Flux Power Holdings, Inc. (a)(b)	14,213	67,512
FTC Solar, Inc. (a)(b)	44,024	93,331
FuelCell Energy, Inc. (a)(b)	467,895	1,618,917
Generac Holdings, Inc. (a)	77,278	8,154,375
GrafTech International Ltd.	232,252	1,254,161
Heliogen, Inc. (a)	120,096	136,909
Hubbell, Inc. Class B	64,927	16,495,354
Ideal Power, Inc. (a)(b)	6,659	80,441
KULR Technology Group, Inc. (a)(b)	82,194	141,374
LSI Industries, Inc.	32,650	387,556
NeoVolta, Inc. (a)(b)	36,746	129,713
NuScale Power Corp. (a)(b)	22,078	240,650
Nuvve Holding Corp. (a)(b)	14,013	8,688
nVent Electric PLC	201,382	8,057,294
Ocean Power Technologies, Inc. (a)(b)	59,627	37,386
Orion Energy Systems, Inc. (a)	33,319	70,636
Pineapple Energy, Inc. (a)	5,018	12,746
Pineapple Energy, Inc. rights (a)(c)	1,326	0
Pioneer Power Solutions, Inc. (a)(b)	4,181	12,668
Plug Power, Inc. (a)(b)	630,266	10,059,045
Polar Power, Inc. (a)(b)	4,369	9,699
Powell Industries, Inc.	11,309	297,653
Preformed Line Products Co.	3,623	341,794
Regal Rexnord Corp.	80,458	10,548,848
Rockwell Automation, Inc.	139,682	36,906,778
Sensata Technologies, Inc. PLC	187,711	8,465,766
SES AI Corp. Class A (a)(b)	173,642	878,629
Shoals Technologies Group, Inc. (a)	127,881	3,704,713
SKYX Platforms Corp. (b)	48,192	115,661
Stem, Inc. (a)(b)	175,418	2,292,713
SunPower Corp. (a)(b)	103,270	2,504,298
Sunrun, Inc. (a)	256,669	8,362,276
Sunworks, Inc. (a)(b)	43,532	105,783
Thermon Group Holdings, Inc. (a)	40,492	822,393
TPI Composites, Inc. (a)	45,324	547,514
Ultralife Corp. (a)	13,215	55,239
Vertiv Holdings Co.	365,156	5,057,411
Vicor Corp. (a)	27,017	1,458,648
Westwater Resources, Inc. (a)(b)	54,756	62,969
		355,772,637
Industrial Conglomerates - 0.8%
3M Co.	669,955	84,394,231
Gaucho Group Holdings, Inc. (a)	250	373
General Electric Co.	1,326,846	114,068,951
Honeywell International, Inc.	815,108	178,956,961
		377,420,516
Machinery - 2.0%
3D Systems Corp. (a)(b)	157,709	1,599,169
AGCO Corp.	74,923	9,943,781
AgEagle Aerial Systems, Inc. (a)(b)	85,493	36,540
Agrify Corp. (a)(b)	2,599	2,703
Alamo Group, Inc.	12,465	1,875,983
Albany International Corp. Class A	37,594	3,810,904
Allison Transmission Holdings, Inc.	116,081	5,200,429
Altra Industrial Motion Corp.	78,754	4,616,559
Astec Industries, Inc.	27,983	1,237,968
Barnes Group, Inc.	61,137	2,603,825
Berkshire Grey, Inc. Class A (a)(b)	62,519	59,349
Blue Bird Corp. (a)	22,956	271,110
Caterpillar, Inc.	638,729	151,001,923
Chart Industries, Inc. (a)	43,429	6,209,913
Chicago Rivet & Machine Co.	479	13,369
CIRCOR International, Inc. (a)	24,884	685,554
Columbus McKinnon Corp. (NY Shares)	34,764	1,120,444
Commercial Vehicle Group, Inc. (a)	36,173	249,594
Crane Holdings Co.	57,665	6,109,030
Cummins, Inc.	170,520	42,827,803
Deere & Co.	336,516	148,403,556
Desktop Metal, Inc. (a)(b)	283,042	580,236
Donaldson Co., Inc.	149,314	9,096,209
Douglas Dynamics, Inc.	27,889	1,085,440
Dover Corp.	173,663	24,651,463
Eastern Co. (b)	6,368	146,464
Energy Recovery, Inc. (a)	67,484	1,564,279
Enerpac Tool Group Corp. Class A	70,346	1,761,464
EnPro Industries, Inc.	25,183	2,991,740
ESAB Corp.	62,524	2,959,886
ESCO Technologies, Inc.	31,336	2,945,897
Evoqua Water Technologies Corp. (a)	147,105	6,397,596
Fathom Digital Manufacturing Corp. (a)	11,051	26,854
Federal Signal Corp.	73,348	3,563,979
Flowserve Corp.	158,036	4,956,009
Fortive Corp.	430,144	29,056,227
Franklin Electric Co., Inc.	47,167	3,929,011
FreightCar America, Inc. (a)(b)	16,274	62,980
Gates Industrial Corp. PLC (a)	122,416	1,422,474
Gencor Industries, Inc. (a)(b)	10,088	107,942
Gorman-Rupp Co.	27,815	769,919
Graco, Inc.	204,581	14,314,533
Graham Corp. (b)	11,969	114,663
Helios Technologies, Inc.	39,619	2,089,506
Hillenbrand, Inc.	84,234	4,211,700
Hillman Solutions Corp. Class A (a)(b)	146,559	1,166,610
Hurco Companies, Inc.	7,652	190,841
Hydrofarm Holdings Group, Inc. (a)(b)	57,556	144,466
Hyliion Holdings Corp. Class A (a)(b)	148,430	448,259
Hyster-Yale Materials Handling, Inc. Class A	12,628	369,748
Hyzon Motors, Inc. Class A (a)(b)	104,297	168,961
IDEX Corp.	91,288	21,679,987
Illinois Tool Works, Inc.	340,860	77,535,424
Ingersoll Rand, Inc.	487,945	26,334,392
ITT, Inc.	100,122	8,462,311
John Bean Technologies Corp.	38,610	3,546,715
Kadant, Inc.	14,174	2,736,149
Kennametal, Inc.	98,520	2,602,898
L.B. Foster Co. Class A (a)	12,220	115,112
Lightning eMotors, Inc. (a)(b)	29,863	20,364
Lincoln Electric Holdings, Inc.	70,035	10,356,776
Lindsay Corp.	13,317	2,350,317
LiqTech International, Inc. (a)(b)	16,458	6,550
Luxfer Holdings PLC sponsored	35,398	518,935
Manitex International, Inc. (a)	18,263	86,567
Manitowoc Co., Inc. (a)	42,791	420,208
Markforged Holding Corp. (a)(b)	116,626	132,954
Mayville Engineering Co., Inc. (a)	12,210	156,044
Microvast Holdings, Inc. (a)	228,254	499,876
Middleby Corp. (a)	65,195	9,400,467
Miller Industries, Inc. (b)	14,451	398,703
Mueller Industries, Inc.	68,632	4,719,823
Mueller Water Products, Inc. Class A	189,384	2,208,217
Nikola Corp. (a)(b)	393,379	1,030,653
NN, Inc. (a)(b)	54,154	103,434
Nordson Corp.	65,386	15,463,135
Omega Flex, Inc. (b)	3,759	361,277
Oshkosh Corp.	79,052	7,278,318
Otis Worldwide Corp.	507,936	39,664,722
PACCAR, Inc.	420,475	44,532,507
Park-Ohio Holdings Corp.	10,284	137,291
Parker Hannifin Corp.	155,293	46,423,289
Pentair PLC	199,097	9,112,670
Perma-Pipe International Holdings, Inc. (a)	4,669	45,569
Proterra, Inc. Class A (a)(b)	234,710	1,300,293
Proto Labs, Inc. (a)	33,400	885,768
RBC Bearings, Inc. (a)	35,014	8,297,268
REV Group, Inc. (b)	39,731	551,864
Sarcos Technology and Robotics Corp. Class A (a)	102,417	119,316
Shyft Group, Inc. (The)	39,411	966,752
Snap-On, Inc.	64,381	15,490,069
SPX Technologies, Inc. (a)	54,662	3,656,888
Standex International Corp.	14,509	1,524,170
Stanley Black & Decker, Inc.	178,951	14,623,876
Symbotic, Inc. (a)(b)	11,846	130,898
Tennant Co.	22,585	1,434,825
Terex Corp.	82,000	3,764,620
The Greenbrier Companies, Inc. (b)	39,463	1,514,985
The L.S. Starrett Co. Class A (a)	6,320	49,802
Timken Co.	80,751	6,135,461
Titan International, Inc. (a)	61,579	882,427
Toro Co.	126,484	14,038,459
Trinity Industries, Inc. (b)	98,827	3,027,071
Twin Disc, Inc. (a)	11,102	118,458
Urban-Gro, Inc. (a)(b)	9,651	47,772
Velo3D, Inc. (a)(b)	72,759	147,701
Wabash National Corp.	58,798	1,474,066
Watts Water Technologies, Inc. Class A	33,094	5,243,744
Westinghouse Air Brake Tech Co.	220,055	22,245,360
Xos, Inc. Class A (a)(b)	69,596	44,541
Xylem, Inc.	217,992	24,491,401
		979,824,371
Marine - 0.0%
Eagle Bulk Shipping, Inc. (b)	12,493	642,765
Genco Shipping & Trading Ltd.	44,932	666,342
Kirby Corp. (a)	72,287	5,044,910
Matson, Inc.	47,129	3,004,945
Pangaea Logistics Solutions Ltd.	42,243	216,707
		9,575,669
Professional Services - 0.6%
Alight, Inc. Class A (a)(b)	326,777	2,820,086
ASGN, Inc. (a)	60,789	5,507,483
Atlas Technical Consultants, Inc. (a)(b)	40,828	220,879
Barrett Business Services, Inc.	8,504	836,198
BGSF, Inc. (b)	11,922	157,490
BlackSky Technology, Inc. Class A (a)(b)	89,742	149,869
Booz Allen Hamilton Holding Corp. Class A	159,973	17,021,127
CACI International, Inc. Class A (a)	28,309	8,840,901
CBIZ, Inc. (a)	61,950	3,075,818
Clarivate Analytics PLC (a)	522,305	5,113,366
CoStar Group, Inc. (a)	479,008	38,818,808
CRA International, Inc.	8,698	1,072,115
DLH Holdings Corp. (a)	13,437	188,118
Dun & Bradstreet Holdings, Inc.	262,280	3,530,289
Equifax, Inc.	148,120	29,234,444
Exponent, Inc.	61,942	6,405,422
First Advantage Corp. (a)	71,048	944,938
FiscalNote Holdings, Inc. Class A (a)(b)	87,752	534,410
Forrester Research, Inc. (a)	14,203	499,662
Franklin Covey Co. (a)	14,673	762,409
FTI Consulting, Inc. (a)	41,810	7,225,604
Gee Group, Inc. (a)(b)	119,757	95,806
Heidrick & Struggles International, Inc.	24,032	713,750
Hill International, Inc. (a)	64,005	216,337
Hirequest, Inc. (b)	6,057	105,998
HireRight Holdings Corp. (a)	23,403	296,516
Hudson Global, Inc. (a)	3,305	84,278
Huron Consulting Group, Inc. (a)	25,174	1,960,048
ICF International, Inc.	20,472	2,218,551
Insperity, Inc.	43,191	5,120,293
Jacobs Solutions, Inc.	154,443	19,543,217
KBR, Inc.	168,102	8,685,830
Kelly Services, Inc. Class A (non-vtg.)	42,306	718,779
Kforce, Inc.	24,262	1,433,156
Korn Ferry	66,084	3,768,771
LegalZoom.com, Inc. (a)	117,908	1,043,486
Leidos Holdings, Inc.	165,100	18,050,383
Manpower, Inc.	62,554	5,474,726
Mastech Digital, Inc. (a)	4,480	62,048
MISTRAS Group, Inc. (a)	25,336	99,824
Planet Labs PBC Class A (a)(b)	230,854	1,248,920
RCM Technologies, Inc. (a)(b)	8,830	134,922
Red Violet, Inc. (a)(b)	13,994	319,063
Resources Connection, Inc.	38,853	749,863
Robert Half International, Inc.	132,597	10,445,992
Science Applications International Corp.	67,231	7,402,805
ShiftPixy, Inc. (a)	181	2,927
Skillsoft Corp. (a)(b)	110,493	212,147
Spire Global, Inc. (a)	125,705	158,388
Staffing 360 Solutions, Inc. (a)(b)	3,140	8,447
Sterling Check Corp. (a)(b)	28,708	417,414
TransUnion Holding Co., Inc.	232,958	14,694,991
TriNet Group, Inc. (a)	44,376	3,215,929
TrueBlue, Inc. (a)	39,657	855,798
Upwork, Inc. (a)	143,924	1,763,069
Verisk Analytics, Inc.	189,882	34,883,222
Where Food Comes From, Inc. (a)	846	12,259
Willdan Group, Inc. (a)	14,971	262,591
		279,439,980
Road & Rail - 0.9%
AMERCO (b)	11,547	730,925
AMERCO (non-vtg.)	107,207	6,772,266
ArcBest Corp.	29,756	2,462,904
Avis Budget Group, Inc. (a)	34,892	7,801,851
Bird Global, Inc. Class A (a)(b)	165,230	38,201
Covenant Transport Group, Inc. Class A (b)	10,985	421,714
CSX Corp.	2,590,218	84,674,226
Daseke, Inc. (a)	73,631	429,269
FTAI Infrastructure LLC	119,329	340,088
Heartland Express, Inc.	56,302	942,495
Helbiz, Inc. (a)(b)	8,295	1,804
Hertz Global Holdings, Inc. (b)	217,740	3,745,128
HyreCar, Inc. (a)(b)	17,022	10,205
J.B. Hunt Transport Services, Inc.	100,529	18,486,278
Knight-Swift Transportation Holdings, Inc. Class A	194,319	10,771,102
Landstar System, Inc.	44,101	7,628,591
Marten Transport Ltd.	69,940	1,490,421
Norfolk Southern Corp.	284,125	72,878,063
Old Dominion Freight Lines, Inc.	110,934	33,569,738
P.A.M. Transportation Services, Inc.	8,252	231,304
Patriot Transportation Holding, Inc. (a)	2,215	18,429
RXO, Inc. (a)	139,104	2,642,976
Ryder System, Inc.	61,902	5,787,218
Saia, Inc. (a)	31,990	7,792,444
Schneider National, Inc. Class B	44,691	1,151,240
TuSimple Holdings, Inc. (a)(b)	163,890	368,753
U.S. Xpress Enterprises, Inc. (a)	33,253	75,152
Union Pacific Corp.	755,518	164,272,279
Universal Logistics Holdings, Inc.	8,266	313,860
Werner Enterprises, Inc.	71,396	3,139,996
XPO Logistics, Inc. (a)	138,950	5,366,249
Yellow Corp. (a)(b)	40,956	131,059
		444,486,228
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	124,550	4,810,121
Alta Equipment Group, Inc.	30,505	367,280
Applied Industrial Technologies, Inc.	46,537	6,165,687
Beacon Roofing Supply, Inc. (a)	61,306	3,579,657
BlueLinx Corp. (a)	11,248	780,611
Boise Cascade Co.	47,768	3,536,743
Core & Main, Inc. (a)(b)	87,628	1,822,662
Custom Truck One Source, Inc. Class A (a)	76,016	519,949
Distribution Solutions Group I (a)	6,363	225,568
DXP Enterprises, Inc. (a)	19,260	497,486
EVI Industries, Inc. (a)	6,181	154,525
Fastenal Co.	695,530	35,826,750
GATX Corp. (b)	42,615	4,804,841
Global Industrial Co.	20,238	498,057
GMS, Inc. (a)	51,583	2,532,725
H&E Equipment Services, Inc.	40,621	1,703,239
Herc Holdings, Inc.	30,751	3,941,356
Hudson Technologies, Inc. (a)	46,838	528,801
India Globalization Capital, Inc. (a)(b)	42,330	15,662
Karat Packaging, Inc.	6,924	95,690
McGrath RentCorp.	29,399	2,884,630
Mega Matrix Corp. (a)	11,156	20,973
MRC Global, Inc. (a)	101,026	1,188,066
MSC Industrial Direct Co., Inc. Class A	57,093	4,900,292
NOW, Inc. (a)	133,994	1,672,245
Rush Enterprises, Inc.:
Class A	59,980	3,090,769
Class B	751	39,795
SiteOne Landscape Supply, Inc. (a)	54,551	6,847,787
Titan Machinery, Inc. (a)	24,369	1,072,967
Transcat, Inc. (a)	8,629	690,579
Triton International Ltd. (b)	74,758	5,043,922
United Rentals, Inc. (a)	84,649	29,883,636
Univar Solutions, Inc. (a)	201,658	6,680,930
Veritiv Corp. (b)	16,944	2,279,646
W.W. Grainger, Inc.	54,774	33,032,008
Watsco, Inc. (b)	40,220	10,818,376
WESCO International, Inc. (a)	54,097	6,974,185
Willis Lease Finance Corp. (a)	3,309	158,832
		189,687,048
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp. Class A (a)(b)	2,437	8,261
TOTAL INDUSTRIALS		4,567,478,008
INFORMATION TECHNOLOGY - 25.1%
Communications Equipment - 0.9%
Actelis Networks, Inc. (a)(b)	2,989	1,727
ADTRAN Holdings, Inc.	85,610	1,735,315
Airspan Networks Holdings, Inc. (a)(b)	29,364	54,030
Applied Optoelectronics, Inc. (a)(b)	33,712	74,166
Arista Networks, Inc. (a)	298,307	41,554,165
Aviat Networks, Inc. (a)	12,914	406,274
BK Technologies Corp.	2,781	7,676
CalAmp Corp. (a)	43,883	158,418
Calix, Inc. (a)	68,746	4,901,590
Cambium Networks Corp. (a)	13,798	293,759
Casa Systems, Inc. (a)(b)	47,285	129,561
Ciena Corp. (a)	181,145	8,144,279
Cisco Systems, Inc.	5,010,610	249,127,529
Clearfield, Inc. (a)	13,867	1,825,175
ClearOne, Inc. (a)	9,941	7,604
CommScope Holding Co., Inc. (a)	251,913	2,236,987
COMSovereign Holding Corp. (a)(b)	55,681	5,084
Comtech Telecommunications Corp.	34,251	399,709
Digi International, Inc. (a)	42,628	1,810,411
DZS, Inc. (a)(b)	19,593	231,589
EMCORE Corp. (a)	41,966	59,592
Extreme Networks, Inc. (a)	156,447	3,280,694
F5, Inc. (a)	72,059	11,141,042
Franklin Wireless Corp. (a)	6,625	22,591
Genasys, Inc. (a)(b)	43,962	132,326
Harmonic, Inc. (a)(b)	127,459	1,955,221
Infinera Corp. (a)(b)	229,740	1,550,745
Inseego Corp. (a)(b)	104,309	132,472
Juniper Networks, Inc.	390,260	12,972,242
KVH Industries, Inc. (a)	17,948	204,428
Lantronix, Inc. (a)	35,045	179,430
Lumentum Holdings, Inc. (a)	83,558	4,590,677
Motorola Solutions, Inc.	201,894	54,955,547
NETGEAR, Inc. (a)	34,884	688,261
NetScout Systems, Inc. (a)	82,255	3,066,466
Network-1 Security Solutions, Inc.	6,331	14,118
Ondas Holdings, Inc. (a)(b)	44,010	113,986
Optical Cable Corp. (a)	2,399	9,284
PC-Tel, Inc.	16,897	76,712
Ribbon Communications, Inc. (a)	87,368	221,041
Tessco Technologies, Inc. (a)	8,063	39,831
Ubiquiti, Inc. (b)	5,113	1,534,053
ViaSat, Inc. (a)(b)	91,477	3,118,451
Viavi Solutions, Inc. (a)	275,882	3,125,743
Vislink Technologies, Inc. (a)(b)	42,158	15,177
		416,305,178
Electronic Equipment & Components - 0.8%
908 Devices, Inc. (a)(b)	26,792	286,674
ADDvantage Technologies Group, Inc. (a)	3,366	5,756
Advanced Energy Industries, Inc.	45,301	4,196,685
Aeva Technologies, Inc. (a)(b)	130,160	218,669
AEye, Inc. Class A (a)(b)	147,277	131,077
Airgain, Inc. (a)	11,534	90,773
Akoustis Technologies, Inc. (a)	68,848	261,622
Alpine 4 Holdings, Inc. (a)(b)	212,157	129,416
Amphenol Corp. Class A	719,641	57,880,726
AmpliTech Group, Inc. (a)(b)	6,555	14,749
Arlo Technologies, Inc. (a)	107,578	410,948
Arrow Electronics, Inc. (a)	77,636	8,442,139
Autoscope Technologies Corp.	3,165	15,793
Avnet, Inc.	114,653	5,178,876
Badger Meter, Inc. (b)	35,408	4,100,955
Bel Fuse, Inc. Class B (non-vtg.)	14,563	501,550
Belden, Inc.	52,561	4,228,007
Benchmark Electronics, Inc.	42,869	1,237,628
CDW Corp.	163,534	30,849,054
Cemtrex, Inc. (a)(b)	25,205	4,033
Cepton, Inc. (a)(b)	30,626	41,651
ClearSign Combustion Corp. (a)(b)	30,692	21,064
Climb Global Solutions, Inc.	4,708	155,223
Coda Octopus Group, Inc. (a)(b)	3,569	22,877
Cognex Corp.	209,948	10,451,211
Coherent Corp. (a)	157,055	5,759,207
Corning, Inc.	920,942	31,431,750
CPS Technologies Corp. (a)	13,073	41,441
CTS Corp. (b)	38,577	1,639,523
Daktronics, Inc. (a)	47,749	164,734
Data I/O Corp. (a)	5,843	24,657
Digital Ally, Inc. (a)(b)	49,546	15,736
Electro-Sensors, Inc. (a)	1,518	7,317
eMagin Corp. (a)(b)	87,675	75,111
ePlus, Inc. (a)	32,723	1,625,024
Evolv Technologies Holdings, Inc. (a)	86,430	301,641
Fabrinet (a)	44,599	5,949,953
FARO Technologies, Inc. (a)	22,794	681,996
Focus Universal, Inc. (a)(b)	21,818	239,780
Frequency Electronics, Inc. (a)	2,027	11,878
Identiv, Inc. (a)	27,808	232,197
Insight Enterprises, Inc. (a)	36,867	3,830,850
Interlink Electronics, Inc. (a)(b)	936	8,508
IPG Photonics Corp. (a)	40,073	3,647,845
Iteris, Inc. (a)	50,790	159,989
Itron, Inc. (a)	54,616	2,904,479
Jabil, Inc.	166,430	12,014,582
KEY Tronic Corp. (a)	5,878	28,450
Keysight Technologies, Inc. (a)	217,718	39,383,009
Kimball Electronics, Inc. (a)	30,321	700,112
Knowles Corp. (a)	111,041	1,732,240
LGL Group, Inc. (a)	3,314	14,913
LGL Group, Inc. warrants 11/16/25 (a)(c)	2,530	784
LightPath Technologies, Inc. Class A (a)(b)	20,018	24,422
Lightwave Logic, Inc. (a)(b)	135,830	1,077,132
Littelfuse, Inc.	29,996	7,394,014
Luna Innovations, Inc. (a)(b)	39,689	268,298
M-Tron Industries, Inc. (a)	2,054	20,211
Methode Electronics, Inc. Class A	44,516	2,033,491
MicroVision, Inc. (a)(b)	199,451	604,337
MICT, Inc. (a)(b)	132,901	129,087
Mirion Technologies, Inc. Class A (a)(b)	148,149	945,191
Napco Security Technologies, Inc.	35,363	932,876
National Instruments Corp.	160,208	6,571,732
Neonode, Inc. (a)(b)	11,099	45,506
nLIGHT, Inc. (a)	55,274	600,276
Nortech Systems, Inc. (a)	1,329	20,832
Novanta, Inc. (a)	43,156	6,807,859
OSI Systems, Inc. (a)	19,186	1,697,577
Ouster, Inc. (a)(b)	128,460	151,583
Par Technology Corp. (a)(b)	33,066	805,818
PC Connection, Inc.	14,090	782,700
Plexus Corp. (a)	33,485	3,690,717
Powerfleet, Inc. (a)	45,035	126,999
Red Cat Holdings, Inc. (a)(b)	42,739	50,432
Research Frontiers, Inc. (a)(b)	20,807	48,896
RF Industries Ltd. (a)	8,437	43,113
Richardson Electronics Ltd.	13,171	335,070
Rogers Corp. (a)	22,677	2,472,700
Sanmina Corp. (a)	69,853	4,616,585
ScanSource, Inc. (a)	30,668	915,746
Sigmatron International, Inc. (a)(b)	6,332	34,763
Smartrent, Inc. (a)	151,945	369,226
Sobr Safe, Inc. (a)(b)	6,350	7,684
Sono-Tek Corp. (a)(b)	16,035	89,796
TD SYNNEX Corp.	51,249	5,242,773
TE Connectivity Ltd.	386,961	48,803,521
Teledyne Technologies, Inc. (a)	56,722	23,828,912
Trimble, Inc. (a)	299,796	17,912,811
TTM Technologies, Inc. (a)	123,812	1,989,659
Universal Security Instruments, Inc. (a)	1,618	4,873
Velodyne Lidar, Inc. (a)	242,266	238,511
Vishay Intertechnology, Inc.	158,236	3,645,757
Vishay Precision Group, Inc. (a)	15,254	618,855
Vontier Corp.	190,770	3,744,815
Wireless Telecom Group, Inc. (a)	21,142	33,616
Wrap Technologies, Inc. (a)(b)	33,823	69,675
Zebra Technologies Corp. Class A (a)	62,688	16,943,313
		408,296,622
IT Services - 4.4%
Accenture PLC Class A	765,368	230,322,192
Affirm Holdings, Inc. (a)(b)	249,353	3,470,994
AgileThought, Inc. Class A (a)(b)	31,199	126,356
Akamai Technologies, Inc. (a)	192,296	18,241,199
American Virtual Cloud Technologies, Inc. (a)(b)	4,246	4,756
AppTech Payments Corp. (a)	10,018	8,816
Automatic Data Processing, Inc.	502,715	132,787,140
AvidXchange Holdings, Inc. (a)	160,761	1,385,760
Backblaze, Inc. Class A (b)	14,874	66,487
BigCommerce Holdings, Inc. (a)	74,099	640,215
Block, Inc. Class A (a)	640,850	43,430,405
BM Technologies, Inc. (a)(b)	11,248	59,839
Brightcove, Inc. (a)	53,707	297,000
Broadridge Financial Solutions, Inc.	141,809	21,145,140
Cantaloupe, Inc. (a)	66,227	240,404
Cass Information Systems, Inc.	14,778	642,547
Cerberus Cyber Sentinel Corp. (b)	56,610	173,793
Cloudflare, Inc. (a)	342,536	16,832,219
Cognizant Technology Solutions Corp. Class A	626,487	38,973,756
Computer Task Group, Inc. (a)	16,323	123,402
Concentrix Corp.	51,695	6,326,434
Conduent, Inc. (a)	200,450	809,818
Core Scientific, Inc. (a)(b)	311,479	41,520
Crexendo, Inc. (b)	7,301	15,259
CSG Systems International, Inc.	38,748	2,396,176
CSP, Inc.	1,089	9,572
Cyxtera Technologies, Inc. Class A (a)	70,342	137,870
Data Storage Corp. (a)	4,633	8,386
DecisionPoint Systems, Inc. (a)(b)	6,647	56,433
Digitalocean Holdings, Inc. (a)(b)	74,133	2,211,387
DXC Technology Co. (a)	277,899	8,245,263
Edgio, Inc. (a)	156,368	225,170
EPAM Systems, Inc. (a)	69,420	25,586,824
Euronet Worldwide, Inc. (a)	56,964	5,294,804
EVERTEC, Inc.	79,757	2,693,394
EVO Payments, Inc. Class A (a)	57,771	1,947,460
Exela Technologies, Inc. (a)(b)	88,515	15,667
ExlService Holdings, Inc. (a)	40,013	7,490,434
Fastly, Inc. Class A (a)	134,998	1,304,081
Fidelity National Information Services, Inc.	735,716	53,398,267
Fiserv, Inc. (a)	773,872	80,761,282
FleetCor Technologies, Inc. (a)	90,711	17,797,498
Flywire Corp. (a)	76,128	1,651,216
Gartner, Inc. (a)	95,654	33,514,292
Genpact Ltd.	204,083	9,410,267
Global Payments, Inc.	335,399	34,807,708
GoDaddy, Inc. (a)	189,121	14,965,145
GreenBox POS (a)(b)	18,089	13,205
Grid Dynamics Holdings, Inc. (a)	57,311	730,142
Hackett Group, Inc.	33,304	769,322
i3 Verticals, Inc. Class A (a)	27,131	713,274
IBM Corp.	1,092,708	162,704,221
Information Services Group, Inc.	42,156	225,956
Innodata, Inc. (a)	26,253	81,647
Inpixon (a)	1,962	5,101
International Money Express, Inc. (a)	41,999	912,218
Jack Henry & Associates, Inc. (b)	88,118	16,685,143
Kyndryl Holdings, Inc. (a)	246,962	2,891,925
Marqeta, Inc. Class A (a)	485,955	3,251,039
MasterCard, Inc. Class A	1,032,324	367,920,274
Maximus, Inc.	73,221	5,147,436
MoneyGram International, Inc. (a)	115,411	1,260,288
MongoDB, Inc. Class A (a)	82,446	12,588,680
Okta, Inc. (a)	182,560	9,734,099
OMNIQ Corp. (a)(b)	3,021	15,588
Paya Holdings, Inc. (a)	106,020	987,046
Paychex, Inc.	387,553	48,068,199
Paymentus Holdings, Inc. (a)(b)	20,033	203,135
Payoneer Global, Inc. (a)	239,245	1,291,923
PayPal Holdings, Inc. (a)	1,399,392	109,726,327
Paysign, Inc. (a)	38,595	115,013
Perficient, Inc. (a)	41,961	2,981,329
PFSweb, Inc. (a)(b)	20,439	228,304
Priority Technology Holdings, Inc. (a)	17,410	103,764
Rackspace Technology, Inc. (a)(b)	69,442	338,877
Remitly Global, Inc. (a)(b)	116,160	1,215,034
Repay Holdings Corp. (a)	91,989	815,023
Research Solutions, Inc. (a)	20,127	43,273
Sabre Corp. (a)	395,628	2,417,287
Shift4 Payments, Inc. (a)(b)	61,903	2,868,585
Snowflake, Inc. (a)	342,604	48,958,112
Squarespace, Inc. Class A (a)(b)	50,849	1,041,896
SS&C Technologies Holdings, Inc.	268,467	14,432,786
StarTek, Inc. (a)	14,129	52,136
Switch, Inc. Class A	166,469	5,701,563
TaskUs, Inc. (a)	32,260	634,554
The Glimpse Group, Inc. (a)(b)	11,157	51,657
The OLB Group, Inc. (a)(b)	17,950	14,872
The Western Union Co.	466,337	6,836,500
Thoughtworks Holding, Inc. (a)	79,658	726,481
Toast, Inc. (a)	364,625	6,694,515
Ttec Holdings, Inc.	23,033	1,104,432
Tucows, Inc. (a)(b)	12,009	368,676
Twilio, Inc. Class A (a)	209,876	10,288,122
Unisys Corp. (a)	82,529	354,875
Usio, Inc. (a)	22,710	56,775
VeriSign, Inc. (a)	112,845	22,547,559
Verra Mobility Corp. (a)	172,424	2,732,920
Visa, Inc. Class A	1,978,244	429,278,948
WaveDancer, Inc. (a)(b)	11,457	6,760
WEX, Inc. (a)	53,427	9,036,643
WidePoint Corp. (a)(b)	8,205	16,820
		2,138,084,326
Semiconductors & Semiconductor Equipment - 4.9%
ACM Research, Inc.	50,001	453,009
Advanced Micro Devices, Inc. (a)	1,953,259	151,631,496
AEHR Test Systems (a)	30,034	782,986
Allegro MicroSystems LLC (a)	78,686	2,450,282
Alpha & Omega Semiconductor Ltd. (a)	26,833	941,302
Ambarella, Inc. (a)	43,857	3,254,189
Amkor Technology, Inc.	121,364	3,400,619
Amtech Systems, Inc. (a)	13,876	151,803
Analog Devices, Inc.	628,882	108,111,105
Applied Materials, Inc.	1,052,558	115,360,357
Atomera, Inc. (a)(b)	29,632	252,761
Axcelis Technologies, Inc. (a)	39,990	3,193,601
AXT, Inc. (a)	48,439	257,211
Broadcom, Inc.	488,578	269,221,135
CEVA, Inc. (a)	28,180	765,651
Cirrus Logic, Inc. (a)	67,662	5,055,028
Cohu, Inc. (a)	58,437	2,093,213
Credo Technology Group Holding Ltd. (b)	109,506	1,525,419
CVD Equipment Corp. (a)	7,163	38,322
Diodes, Inc. (a)	55,072	5,079,291
Enphase Energy, Inc. (a)	163,894	52,542,777
Entegris, Inc.	180,218	13,929,049
Everspin Technologies, Inc. (a)	19,210	129,860
First Solar, Inc. (a)	119,932	20,691,868
FormFactor, Inc. (a)	93,538	2,157,922
GSI Technology, Inc. (a)	15,106	36,405
Ichor Holdings Ltd. (a)	34,829	1,037,208
Impinj, Inc. (a)	25,373	3,236,326
indie Semiconductor, Inc. (a)(b)	77,230	634,058
Intel Corp.	4,967,927	149,385,565
Intest Corp. (a)(b)	12,706	144,213
KLA Corp.	171,537	67,439,772
Kopin Corp. (a)	103,184	167,158
Kulicke & Soffa Industries, Inc. (b)	70,371	3,374,289
Lam Research Corp.	165,733	78,288,955
Lattice Semiconductor Corp. (a)	166,148	12,100,559
MACOM Technology Solutions Holdings, Inc. (a)	61,850	4,248,477
Marvell Technology, Inc.	1,028,512	47,846,378
MaxLinear, Inc. Class A (a)	87,462	3,201,109
Meta Materials, Inc. (a)(b)	384,753	731,031
Microchip Technology, Inc.	668,452	52,934,714
Micron Technology, Inc.	1,334,552	76,936,923
MKS Instruments, Inc.	69,170	5,800,596
Monolithic Power Systems, Inc.	53,794	20,547,156
Navitas Semiconductor Corp. (a)(b)	93,186	443,565
NVE Corp.	5,880	374,615
NVIDIA Corp.	3,029,728	512,720,869
NXP Semiconductors NV	317,696	55,863,665
onsemi (a)	524,180	39,418,336
Onto Innovation, Inc. (a)	60,181	4,811,471
PDF Solutions, Inc. (a)	35,678	1,119,219
Peraso, Inc. (a)	5,952	6,726
Photronics, Inc. (a)	74,541	1,401,371
Pixelworks, Inc. (a)	57,340	83,143
Power Integrations, Inc. (b)	69,180	5,567,606
Qorvo, Inc. (a)	124,833	12,389,675
Qualcomm, Inc.	1,358,826	171,877,901
QuickLogic Corp. (a)(b)	14,097	86,556
Rambus, Inc. (a)	133,742	5,133,018
Rigetti Computing, Inc. Class A (a)	90,516	117,671
Rockley Photonics Holdings Ltd. (a)(b)	108,406	22,765
Rubicon Technology, Inc. (a)	2,032	3,861
Semtech Corp. (a)	76,889	2,363,568
Silicon Laboratories, Inc. (a)	41,426	6,024,997
SiTime Corp. (a)	19,395	2,045,397
SkyWater Technology, Inc. (a)(b)	10,789	106,487
Skyworks Solutions, Inc.	194,140	18,563,667
SMART Global Holdings, Inc. (a)(b)	60,377	1,020,975
SolarEdge Technologies, Inc. (a)	67,316	20,118,060
Synaptics, Inc. (a)	48,015	5,088,150
Teradyne, Inc.	189,688	17,726,344
Texas Instruments, Inc.	1,105,446	199,488,785
Transphorm, Inc. (a)	24,637	141,663
Trio-Tech International (a)	2,367	11,646
Ultra Clean Holdings, Inc. (a)	55,090	1,962,857
Universal Display Corp.	52,608	5,924,713
Veeco Instruments, Inc. (a)(b)	62,244	1,237,411
WiSA Technologies, Inc. (a)(b)	14,292	1,626
Wolfspeed, Inc. (a)(b)	149,612	13,602,723
		2,398,432,250
Software - 8.3%
8x8, Inc. (a)(b)	147,987	633,384
A10 Networks, Inc.	80,336	1,503,087
ACI Worldwide, Inc. (a)	137,846	2,880,981
Adeia, Inc.	134,778	1,489,297
Adobe, Inc. (a)	566,261	195,320,407
Agilysys, Inc. (a)	23,906	1,587,358
Alarm.com Holdings, Inc. (a)	60,218	3,004,878
Alkami Technology, Inc. (a)	44,558	560,094
Altair Engineering, Inc. Class A (a)(b)	63,288	3,105,542
Alteryx, Inc. Class A (a)	73,468	3,295,040
American Software, Inc. Class A	44,280	655,787
Amplitude, Inc. (a)(b)	62,862	900,184
ANSYS, Inc. (a)	105,333	26,786,182
AppFolio, Inc. (a)	22,442	2,560,408
Appian Corp. Class A (a)(b)	49,678	1,889,254
AppLovin Corp. (a)(b)	148,441	2,139,035
Arteris, Inc. (a)	21,069	104,292
Asana, Inc. (a)(b)	91,422	1,660,224
Aspen Technology, Inc. (a)	35,005	8,068,653
Asure Software, Inc. (a)(b)	23,305	182,944
Auddia, Inc. (a)	3,096	3,359
AudioEye, Inc. (a)(b)	7,611	35,467
Authid, Inc. (a)(b)	21,089	23,409
Autodesk, Inc. (a)	262,884	53,089,424
Avaya Holdings Corp. (a)(b)	101,295	97,851
AvePoint, Inc. (a)(b)	103,844	490,144
Aware, Inc. (a)	9,483	18,492
Benefitfocus, Inc. (a)	36,542	378,941
Bentley Systems, Inc. Class B (b)	237,717	9,415,970
Bill.Com Holdings, Inc. (a)(b)	113,594	13,678,989
Bio-Key International, Inc. (a)(b)	11,210	10,425
Black Knight, Inc. (a)	188,655	11,694,723
Blackbaud, Inc. (a)	53,851	3,191,749
Blackboxstocks, Inc. (a)(b)	11,138	4,663
BlackLine, Inc. (a)	65,624	4,442,089
Blend Labs, Inc. (a)	202,405	267,175
Box, Inc. Class A (a)	174,185	4,781,378
Braze, Inc.	36,953	949,692
Bridgeline Digital, Inc. (a)	6,040	8,335
BSQUARE Corp. (a)	21,884	23,854
BTCS, Inc.	7,098	7,311
BTRS Holdings, Inc. (a)	104,157	986,367
C3.ai, Inc. (a)(b)	99,465	1,294,040
Cadence Design Systems, Inc. (a)	331,329	57,001,841
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	126,185	1,160,902
Cerence, Inc. (a)	47,705	978,430
Ceridian HCM Holding, Inc. (a)	185,225	12,676,799
Cipher Mining, Inc. (a)(b)	52,395	40,952
Cleanspark, Inc. (a)(b)	58,338	131,261
Clear Secure, Inc. (b)	86,613	2,691,932
Clearwater Analytics Holdings, Inc. (a)(b)	62,403	1,170,680
CommVault Systems, Inc. (a)	54,239	3,579,774
Confluent, Inc. (a)(b)	170,954	3,937,071
Consensus Cloud Solutions, Inc. (a)	21,205	1,204,232
CoreCard Corp. (a)	8,214	245,681
Couchbase, Inc. (a)(b)	30,348	412,733
Coupa Software, Inc. (a)	91,430	5,782,033
Crowdstrike Holdings, Inc. (a)	258,275	30,386,054
CS Disco, Inc. (a)	21,367	167,090
Cvent Holding Corp. (a)	76,530	428,568
Cyngn, Inc. (a)	14,667	11,440
Datadog, Inc. Class A (a)	299,293	22,680,424
DatChat, Inc. (a)	7,676	3,638
Dave, Inc. (a)(b)	188,362	76,739
Digimarc Corp. (a)(b)	16,526	368,199
Digital Turbine, Inc. (a)	108,070	1,973,358
DocuSign, Inc. (a)	242,076	11,394,517
Dolby Laboratories, Inc. Class A	74,430	5,572,574
Domo, Inc. Class B (a)	37,283	533,147
DoubleVerify Holdings, Inc. (a)	89,389	2,341,992
Dropbox, Inc. Class A (a)	332,434	7,832,145
Duck Creek Technologies, Inc. (a)	91,966	1,029,100
Dynatrace, Inc. (a)	243,601	9,439,539
E2open Parent Holdings, Inc. (a)(b)	208,202	1,226,310
Ebix, Inc. (b)	28,434	539,962
eGain Communications Corp. (a)	26,640	234,432
Elastic NV (a)	93,061	5,694,403
Embark Technology, Inc. (a)(b)	19,324	79,615
Enfusion, Inc. Class A (a)	16,943	161,806
EngageSmart, Inc. (a)	36,248	615,129
Envestnet, Inc. (a)	66,785	3,941,651
Everbridge, Inc. (a)	48,127	1,570,865
EverCommerce, Inc. (a)	37,533	250,345
Expensify, Inc. (b)	53,897	515,794
Fair Isaac Corp. (a)	30,529	18,919,432
Five9, Inc. (a)	84,828	5,438,323
ForgeRock, Inc. (a)(b)	35,318	768,167
Fortinet, Inc. (a)	791,935	42,099,265
Freshworks, Inc. (a)(b)	176,153	2,603,541
GitLab, Inc. (a)(b)	64,952	2,568,852
Greenidge Generation Holdings, Inc. (a)(b)	11,557	7,393
GSE Systems, Inc. (a)	29,471	20,034
Guidewire Software, Inc. (a)	101,255	6,005,434
HashiCorp, Inc. (b)	47,862	1,306,633
HubSpot, Inc. (a)	58,127	17,614,225
Informatica, Inc. (a)(b)	46,251	794,592
Instructure Holdings, Inc. (a)(b)	20,948	526,004
Intapp, Inc. (a)	18,253	421,827
Intellicheck, Inc. (a)(b)	16,349	35,641
InterDigital, Inc.	35,808	1,796,487
Intrusion, Inc. (a)(b)	13,138	40,334
Intuit, Inc.	341,305	139,112,505
Inuvo, Inc. (a)(b)	93,057	27,731
IronNet, Inc. Class A (a)	62,881	27,479
Issuer Direct Corp. (a)	3,190	85,301
Jamf Holding Corp. (a)(b)	54,189	1,153,142
Kaltura, Inc. (a)(b)	90,163	172,211
Kaspien Holdings, Inc. (a)	43	36
KnowBe4, Inc. (a)	96,667	2,386,708
Latch, Inc. (a)(b)	128,805	115,654
LivePerson, Inc. (a)	84,182	988,297
Liveramp Holdings, Inc. (a)	81,484	1,789,389
Livevox Holdings, Inc. (a)(b)	24,687	55,793
Manhattan Associates, Inc. (a)	75,911	9,560,231
Marathon Digital Holdings, Inc. (a)(b)	134,638	850,912
Marin Software, Inc. (a)(b)	15,416	17,112
Matterport, Inc. (a)(b)	264,490	833,144
MeridianLink, Inc. (a)(b)	25,297	371,360
Microsoft Corp.	9,023,650	2,302,294,061
MicroStrategy, Inc. Class A (a)(b)	11,112	2,201,176
Mitek Systems, Inc. (a)	54,090	553,341
Model N, Inc. (a)	41,193	1,601,584
Momentive Global, Inc. (a)	154,055	1,221,656
N-able, Inc. (a)	81,067	910,382
nCino, Inc. (a)(b)	92,249	2,409,544
NCR Corp. (a)	165,478	3,949,960
NetSol Technologies, Inc. (a)	4,917	15,144
New Relic, Inc. (a)	69,244	3,896,360
Nextnav, Inc. (a)	26,732	87,948
NortonLifeLock, Inc.	715,497	16,427,811
Nutanix, Inc. Class A (a)	271,291	7,666,684
Oblong, Inc. (a)(b)	14,552	2,618
Olo, Inc. (a)(b)	124,413	884,576
ON24, Inc. (a)	51,966	397,540
Onespan, Inc. (a)	42,519	534,464
Oracle Corp.	1,837,778	152,590,707
Pagerduty, Inc. (a)	99,884	2,221,420
Palantir Technologies, Inc. (a)(b)	2,115,104	15,863,280
Palo Alto Networks, Inc. (a)	361,620	61,439,238
Park City Group, Inc.	14,033	72,691
Paycom Software, Inc. (a)	58,856	19,958,070
Paycor HCM, Inc. (a)(b)	57,669	1,667,787
Paylocity Holding Corp. (a)	49,528	10,788,684
Pegasystems, Inc.	49,576	1,797,130
Phunware, Inc. (a)(b)	118,642	126,947
PowerSchool Holdings, Inc. (a)	38,578	787,377
Procore Technologies, Inc. (a)(b)	82,871	4,058,193
Progress Software Corp.	52,414	2,794,714
PROS Holdings, Inc. (a)	49,830	1,186,951
PTC, Inc. (a)	127,853	16,264,180
Q2 Holdings, Inc. (a)	69,415	1,888,088
Qualtrics International, Inc. (a)	130,384	1,337,740
Qualys, Inc. (a)	42,227	5,207,434
Quantum Computing, Inc. (a)(b)	30,978	68,461
Qumu Corp. (a)	12,633	6,569
Rapid7, Inc. (a)	71,187	2,092,898
RealNetworks, Inc. (a)	36,372	26,297
Rekor Systems, Inc. (a)(b)	49,749	49,008
Rimini Street, Inc. (a)	62,129	260,942
RingCentral, Inc. (a)	92,918	3,443,541
Riot Blockchain, Inc. (a)(b)	164,473	764,799
Roper Technologies, Inc.	128,219	56,274,037
Salesforce.com, Inc. (a)	1,203,975	192,936,994
Samsara, Inc. (b)	99,117	944,585
SeaChange International, Inc. (a)	31,744	14,332
SecureWorks Corp. (a)	14,155	101,633
Semrush Holdings, Inc. (a)(b)	43,224	409,764
SentinelOne, Inc. (a)(b)	242,051	3,509,740
ServiceNow, Inc. (a)	244,436	101,758,707
ShotSpotter, Inc. (a)	10,798	362,057
SilverSun Technologies, Inc. (A Shares) (a)	1,276	4,581
Smartsheet, Inc. (a)	156,850	4,821,569
Smith Micro Software, Inc. (a)(b)	61,170	137,633
SolarWinds, Inc. (a)	56,407	492,997
Soluna Holdings, Inc. (a)(b)	9,112	7,256
SoundHound AI, Inc. (a)(b)	135,155	172,998
Splunk, Inc. (a)	179,077	13,910,701
Sprinklr, Inc. (a)	71,264	611,445
Sprout Social, Inc. (a)	56,783	3,367,232
SPS Commerce, Inc. (a)	43,593	6,201,540
SRAX, Inc. (a)(b)	24,582	44,248
Stronghold Digital Mining, Inc. Class A (a)(b)	25,776	18,816
Sumo Logic, Inc. (a)	127,812	971,371
Synchronoss Technologies, Inc. (a)	93,028	86,516
Synopsys, Inc. (a)	185,059	62,834,933
Telos Corp. (a)	64,471	264,331
Tenable Holdings, Inc. (a)	135,143	5,159,760
Teradata Corp. (a)	124,091	4,237,708
TeraWulf, Inc. (a)	34,683	28,787
TeraWulf, Inc. rights (a)(c)	734	0
Tyler Technologies, Inc. (a)	50,297	17,238,794
UiPath, Inc. Class A (a)	420,054	5,238,073
Unity Software, Inc. (a)(b)	265,725	10,498,795
Upland Software, Inc. (a)	35,369	266,682
UserTesting, Inc. (a)	52,339	388,355
Varonis Systems, Inc. (a)	133,052	2,826,024
Verb Technology Co., Inc. (a)(b)	80,585	13,151
Verint Systems, Inc. (a)	78,210	3,075,999
Veritone, Inc. (a)(b)	38,810	261,579
Vertex, Inc. Class A (a)(b)	42,750	734,445
Viant Technology, Inc. (a)	16,837	64,317
VirnetX Holding Corp. (a)(b)	70,671	92,579
VMware, Inc. Class A	249,635	30,328,156
Weave Communications, Inc.	34,940	137,664
Workday, Inc. Class A (a)	240,882	40,444,088
Workiva, Inc. (a)	55,064	4,435,956
Xperi, Inc. (a)	41,672	446,307
Yext, Inc. (a)	127,527	679,719
ZeroFox Holdings, Inc. (a)(b)	37,406	168,327
Zeta Global Holdings Corp. (a)	149,313	1,251,243
Zoom Video Communications, Inc. Class A (a)	268,152	20,226,705
Zscaler, Inc. (a)	101,299	13,518,352
Zuora, Inc. (a)	146,517	1,125,251
		4,086,782,051
Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	18,278,068	2,705,702,357
Astro-Med, Inc. (a)	5,791	68,044
Avid Technology, Inc. (a)	41,002	1,151,336
Boxlight Corp. (a)(b)	63,010	25,532
CompoSecure, Inc. (a)(b)	10,605	53,131
Corsair Gaming, Inc. (a)(b)	46,411	782,954
CPI Card Group (a)	5,457	130,968
Dell Technologies, Inc.	321,517	14,400,746
Diebold Nixdorf, Inc. (a)	90,385	194,328
Eastman Kodak Co. (a)(b)	88,398	373,924
Hewlett Packard Enterprise Co.	1,570,727	26,356,799
HP, Inc.	1,101,071	33,076,173
Immersion Corp.	40,655	295,155
Intevac, Inc. (a)	29,216	167,700
IonQ, Inc. (a)(b)	182,704	942,753
Movano, Inc. (a)(b)	39,653	74,151
NetApp, Inc.	265,663	17,961,475
One Stop Systems, Inc. (a)	16,800	52,752
Pure Storage, Inc. Class A (a)	336,837	9,832,272
Quantum Corp. (a)	116,992	148,580
Seagate Technology Holdings PLC	236,225	12,512,838
Socket Mobile, Inc. (a)(b)	6,713	13,627
Sonim Technologies, Inc. (a)	12,500	5,163
Super Micro Computer, Inc. (a)	54,665	4,932,423
Transact Technologies, Inc. (a)(b)	10,404	66,065
Turtle Beach Corp. (a)	20,015	191,143
Western Digital Corp. (a)	378,851	13,922,774
Xerox Holdings Corp.	135,868	2,216,007
		2,845,651,170
TOTAL INFORMATION TECHNOLOGY		12,293,551,597
MATERIALS - 3.0%
Chemicals - 1.9%
Advanced Emissions Solutions, Inc. (a)	19,897	55,513
AdvanSix, Inc.	34,013	1,399,975
AgroFresh Solutions, Inc. (a)	36,024	106,271
Air Products & Chemicals, Inc.	268,351	83,231,746
Albemarle Corp.	141,719	39,396,465
American Vanguard Corp.	35,119	807,737
Amyris, Inc. (a)(b)	276,362	478,106
Ashland, Inc.	60,190	6,733,455
Aspen Aerogels, Inc. (a)	36,520	440,431
Avient Corp.	103,539	3,583,485
Axalta Coating Systems Ltd. (a)	266,462	7,151,840
Balchem Corp.	38,889	5,475,571
Cabot Corp.	68,077	5,011,829
Celanese Corp. Class A	120,597	12,940,058
CF Industries Holdings, Inc.	241,167	26,091,858
Chase Corp.	9,141	868,395
Core Molding Technologies, Inc. (a)	7,349	79,443
Corteva, Inc.	869,406	58,389,307
Crown ElectroKinetics Corp. (a)(b)	10,703	2,194
Danimer Scientific, Inc. (a)(b)	108,669	289,060
Diversey Holdings Ltd. (a)	96,397	495,481
Dow, Inc.	869,114	44,298,741
DuPont de Nemours, Inc.	605,913	42,722,926
Eastman Chemical Co.	148,506	12,863,590
Ecolab, Inc.	299,966	44,943,906
Ecovyst, Inc. (a)	84,035	780,685
Element Solutions, Inc.	276,031	5,399,166
Flotek Industries, Inc. (a)(b)	74,402	90,026
FMC Corp.	152,358	19,904,049
FutureFuel Corp.	31,257	276,312
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	997,225	1,984,478
H.B. Fuller Co.	64,281	5,162,407
Hawkins, Inc.	22,963	955,261
Huntsman Corp.	228,789	6,355,758
Ingevity Corp. (a)	43,211	3,382,125
Innospec, Inc.	30,018	3,328,696
International Flavors & Fragrances, Inc.	308,569	32,652,772
Intrepid Potash, Inc. (a)	11,933	430,185
Koppers Holdings, Inc.	25,150	749,219
Kronos Worldwide, Inc. (b)	27,140	249,959
Linde PLC	602,980	202,890,710
Livent Corp. (a)(b)	216,873	6,070,275
Loop Industries, Inc. (a)(b)	27,476	76,933
LSB Industries, Inc. (a)	60,014	926,016
LyondellBasell Industries NV Class A	307,853	26,170,584
Mativ, Inc.	66,503	1,381,267
Minerals Technologies, Inc.	39,326	2,370,965
NewMarket Corp.	8,326	2,631,183
Northern Technologies International Corp.	7,683	99,879
Olin Corp.	163,303	9,305,005
Origin Materials, Inc. Class A (a)(b)	147,705	822,717
Orion Engineered Carbons SA	68,937	1,294,637
Perimeter Solutions SA (a)	185,057	2,006,018
PPG Industries, Inc.	284,280	38,440,342
PureCycle Technologies, Inc. (a)(b)	159,960	1,110,122
Quaker Houghton (b)	16,515	3,249,987
Rayonier Advanced Materials, Inc. (a)	77,578	600,454
RPM International, Inc.	156,018	16,166,585
Sensient Technologies Corp.	50,881	3,801,320
Sherwin-Williams Co.	285,373	71,109,244
Stepan Co.	25,647	2,861,436
The Chemours Co. LLC	187,538	5,823,055
The Mosaic Co.	417,823	21,434,320
The Scotts Miracle-Gro Co. Class A (b)	49,011	2,741,185
Tredegar Corp.	31,189	322,494
Trinseo PLC	42,377	1,044,593
Tronox Holdings PLC	138,402	1,955,620
Valhi, Inc.	2,795	62,217
Valvoline, Inc.	213,377	7,037,173
Westlake Corp.	41,777	4,497,294
		917,862,111
Construction Materials - 0.1%
Eagle Materials, Inc.	45,576	6,213,832
Martin Marietta Materials, Inc.	75,415	27,638,089
Smith-Midland Corp. (a)	5,461	124,511
Summit Materials, Inc. (a)	143,201	4,337,558
United States Lime & Minerals, Inc.	2,596	360,792
Vulcan Materials Co.	160,704	29,461,864
		68,136,646
Containers & Packaging - 0.4%
Amcor PLC	1,818,602	22,459,735
Aptargroup, Inc.	79,057	8,391,110
Avery Dennison Corp.	98,343	19,012,652
Ball Corp.	380,354	21,330,252
Berry Global Group, Inc.	151,194	8,859,968
Crown Holdings, Inc.	146,586	12,050,835
Cryptyde, Inc. (a)(b)	18,497	5,457
Graphic Packaging Holding Co.	372,083	8,550,467
Greif, Inc.:
Class A	31,990	2,249,217
Class B	6,879	516,888
International Paper Co.	437,786	16,250,616
Myers Industries, Inc.	44,540	1,039,564
O-I Glass, Inc. (a)	187,903	3,083,488
Packaging Corp. of America	113,416	15,412,100
Pactiv Evergreen, Inc.	47,878	557,300
Ranpak Holdings Corp. (A Shares) (a)	48,350	261,574
Sealed Air Corp.	175,461	9,339,789
Silgan Holdings, Inc.	101,066	5,346,391
Sonoco Products Co.	117,905	7,235,830
TriMas Corp.	50,994	1,394,686
WestRock Co.	307,642	11,665,785
		175,013,704
Metals & Mining - 0.6%
5E Advanced Materials, Inc. (a)(b)	35,948	402,618
Alcoa Corp.	217,768	10,916,710
Alpha Metallurgical Resources	19,060	3,263,644
Ampco-Pittsburgh Corp. (a)	17,103	51,822
Arconic Corp. (a)	124,161	2,958,757
Ascent Industries Co. (a)	10,179	108,203
ATI, Inc. (a)	156,791	4,783,693
Carpenter Technology Corp.	58,318	2,394,537
Century Aluminum Co. (a)	62,287	561,206
Cleveland-Cliffs, Inc. (a)	626,114	9,692,245
Coeur d'Alene Mines Corp. (a)	339,862	1,189,517
Commercial Metals Co.	145,684	7,170,566
Compass Minerals International, Inc.	41,218	1,828,018
Contango ORE, Inc. (a)(b)	5,093	113,625
Dakota Gold Corp. (a)	67,096	226,784
Freeport-McMoRan, Inc.	1,730,237	68,863,433
Friedman Industries	7,755	70,415
Gatos Silver, Inc. (a)	57,540	219,227
Gold Resource Corp.	106,099	172,941
Golden Minerals Co. (a)(b)	129,922	30,869
Haynes International, Inc.	15,073	753,047
Hecla Mining Co.	678,326	3,696,877
Hycroft Mining Holding Corp. (a)	191,632	138,033
Idaho Strategic Resources, Inc. (a)(b)	9,169	50,521
Kaiser Aluminum Corp.	19,321	1,746,618
Materion Corp.	24,841	2,001,191
McEwen Mining, Inc. (a)(b)	47,344	258,025
MP Materials Corp. (a)(b)	111,710	3,714,358
Newmont Corp.	960,329	45,586,818
Nucor Corp.	316,730	47,493,664
Olympic Steel, Inc.	11,665	409,325
Paramount Gold Nevada Corp. (a)(b)	2,346	858
Piedmont Lithium, Inc. (a)(b)	19,729	1,137,574
Ramaco Resources, Inc. (b)	29,996	343,454
Reliance Steel & Aluminum Co.	72,916	15,406,422
Royal Gold, Inc.	79,408	8,919,901
Ryerson Holding Corp. (b)	25,168	742,204
Schnitzer Steel Industries, Inc. Class A (b)	31,131	1,068,727
Solitario Exploration & Royalty Corp. (a)(b)	76,068	44,119
Steel Dynamics, Inc.	209,844	21,809,087
SunCoke Energy, Inc.	100,550	850,653
TimkenSteel Corp. (a)	49,812	931,484
U.S. Antimony Corp. (a)(b)	84,637	30,639
U.S. Gold Corp. (a)	8,168	34,632
United States Steel Corp.	286,760	7,538,920
Universal Stainless & Alloy Products, Inc. (a)	8,491	63,003
Warrior Metropolitan Coal, Inc.	62,376	2,296,684
Worthington Industries, Inc. (b)	36,555	2,074,131
		284,159,799
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	20,388	795,744
Glatfelter Corp.	55,707	193,303
Louisiana-Pacific Corp.	89,430	5,705,634
Mercer International, Inc. (SBI)	48,714	672,253
Resolute Forest Products, Inc. (a)	54,290	1,145,519
Sylvamo Corp.	39,949	2,160,841
		10,673,294
TOTAL MATERIALS		1,455,845,554
REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Acadia Realty Trust (SBI)	116,344	1,789,371
Agree Realty Corp.	97,296	6,805,855
Alexander & Baldwin, Inc.	89,195	1,761,601
Alexanders, Inc.	2,840	693,642
Alexandria Real Estate Equities, Inc.	179,951	28,002,175
Alpine Income Property Trust, Inc.	14,644	278,529
American Assets Trust, Inc.	64,184	1,879,949
American Homes 4 Rent Class A	367,183	12,142,742
American Tower Corp.	563,413	124,655,126
Americold Realty Trust	326,359	9,741,816
Apartment Income (REIT) Corp.	187,385	7,129,999
Apartment Investment & Management Co. Class A	182,649	1,530,599
Apple Hospitality (REIT), Inc.	258,255	4,405,830
Armada Hoffler Properties, Inc.	84,756	1,029,785
Ashford Hospitality Trust, Inc. (a)	41,903	272,789
AvalonBay Communities, Inc.	169,490	29,643,801
Bluerock Homes Trust, Inc. (a)	4,331	106,196
Boston Properties, Inc.	172,898	12,462,488
Braemar Hotels & Resorts, Inc.	70,484	260,086
Brandywine Realty Trust (SBI)	212,702	1,469,771
Brixmor Property Group, Inc.	363,463	8,425,072
Broadstone Net Lease, Inc.	211,960	3,596,961
BRT Apartments Corp.	15,290	315,433
Camden Property Trust (SBI)	129,381	15,568,416
CareTrust (REIT), Inc.	118,397	2,344,261
CBL & Associates Properties, Inc. (b)	29,747	907,284
Centerspace	19,050	1,228,725
Chatham Lodging Trust	59,466	795,060
City Office REIT, Inc.	51,955	513,835
Clipper Realty, Inc.	16,134	122,296
Community Healthcare Trust, Inc.	29,514	1,040,664
CorEnergy Infrastructure Trust, Inc.	15,613	54,021
Corporate Office Properties Trust (SBI)	136,901	3,801,741
Cousins Properties, Inc.	185,378	4,890,272
Creative Media & Community Trust Corp.	21,532	129,838
Crown Castle International Corp.	524,223	74,140,859
CTO Realty Growth, Inc. (b)	20,350	426,740
CubeSmart	272,350	11,272,567
DiamondRock Hospitality Co.	255,742	2,406,532
Digital Realty Trust, Inc.	348,100	39,147,326
Diversified Healthcare Trust (SBI)	287,959	285,079
Douglas Emmett, Inc.	214,533	3,715,712
Easterly Government Properties, Inc.	112,821	1,787,085
EastGroup Properties, Inc.	52,993	8,226,633
Elme Communities (SBI)	106,919	2,112,719
Empire State Realty Trust, Inc.	161,914	1,248,357
EPR Properties	91,294	3,798,743
Equinix, Inc.	110,233	76,132,421
Equity Commonwealth	133,821	3,625,211
Equity Lifestyle Properties, Inc.	212,021	14,082,435
Equity Residential (SBI)	410,424	26,620,101
Essential Properties Realty Trust, Inc.	173,052	4,016,537
Essex Property Trust, Inc.	79,014	17,413,105
Extra Space Storage, Inc.	162,166	26,058,455
Farmland Partners, Inc.	59,063	784,357
Federal Realty Investment Trust (SBI)	88,375	9,818,463
First Industrial Realty Trust, Inc.	160,466	8,111,556
Four Corners Property Trust, Inc.	100,056	2,715,520
Franklin Street Properties Corp.	115,600	337,552
Gaming & Leisure Properties	309,561	16,286,004
Generation Income Properties, Inc. (b)	1,312	6,796
Getty Realty Corp.	52,220	1,724,304
Gladstone Commercial Corp.	49,266	935,561
Gladstone Land Corp.	39,095	803,011
Global Medical REIT, Inc.	77,439	782,134
Global Net Lease, Inc.	128,502	1,738,632
Global Self Storage, Inc.	14,409	73,486
Healthcare Trust of America, Inc.	462,283	9,490,670
Healthpeak Properties, Inc.	654,823	17,195,652
Hersha Hospitality Trust	40,249	387,598
Highwoods Properties, Inc. (SBI)	128,804	3,838,359
Host Hotels & Resorts, Inc.	865,071	16,384,445
Hudson Pacific Properties, Inc.	158,103	1,827,671
Independence Realty Trust, Inc.	270,763	4,906,226
Indus Realty Trust, Inc. (b)	7,325	468,800
Industrial Logistics Properties Trust	83,077	338,123
InnSuites Hospitality Trust	2,044	3,332
InvenTrust Properties Corp.	82,260	2,114,905
Invitation Homes, Inc.	702,880	22,934,974
Iron Mountain, Inc.	351,773	19,111,827
iStar Financial, Inc.	104,043	835,465
JBG SMITH Properties	121,414	2,502,343
Kilroy Realty Corp.	127,978	5,531,209
Kimco Realty Corp.	749,577	17,180,305
Kite Realty Group Trust	266,143	6,068,060
Lamar Advertising Co. Class A	105,565	10,571,279
Life Storage, Inc.	102,459	11,013,318
LTC Properties, Inc.	49,270	1,935,818
LXP Industrial Trust (REIT)	340,381	3,662,500
Medalist Diversified (REIT), Inc.	8,334	6,584
Medical Properties Trust, Inc.	726,621	9,533,268
Mid-America Apartment Communities, Inc.	140,123	23,103,480
Modiv, Inc. (b)	8,657	114,705
National Health Investors, Inc.	54,448	3,063,244
National Retail Properties, Inc.	214,896	9,962,579
National Storage Affiliates Trust	104,168	4,146,928
Necessity Retail (REIT), Inc./The	165,623	1,106,362
NETSTREIT Corp. (b)	64,419	1,258,103
New York City REIT, Inc.	15,278	34,987
NexPoint Residential Trust, Inc.	27,953	1,344,260
Office Properties Income Trust	61,435	939,341
Omega Healthcare Investors, Inc.	283,825	8,594,221
One Liberty Properties, Inc.	21,179	504,907
Orion Office (REIT), Inc.	70,366	653,700
Outfront Media, Inc.	178,025	3,256,077
Paramount Group, Inc.	207,157	1,350,664
Park Hotels & Resorts, Inc.	272,394	3,494,815
Pebblebrook Hotel Trust	159,589	2,657,157
Pennsylvania Real Estate Investment Trust (SBI) (a)(b)	4,088	10,077
Phillips Edison & Co., Inc. (b)	142,348	4,587,876
Physicians Realty Trust	276,941	4,134,729
Piedmont Office Realty Trust, Inc. Class A	152,932	1,592,022
Plymouth Industrial REIT, Inc.	45,324	938,207
Postal Realty Trust, Inc.	23,051	357,060
Potlatch Corp.	98,024	4,684,567
Presidio Property Trust, Inc.:
Class A (b)	13,120	14,432
Class A warrants 1/24/27 (a)	5,422	424
Prologis (REIT), Inc.	1,117,476	131,627,498
Public Storage	191,264	56,989,021
Rayonier, Inc.	177,589	6,371,893
Realty Income Corp.	748,247	47,191,938
Regency Centers Corp.	186,826	12,410,851
Retail Opportunity Investments Corp.	152,297	2,322,529
Rexford Industrial Realty, Inc.	207,893	11,494,404
RLJ Lodging Trust	196,990	2,387,519
RPT Realty	104,535	1,170,792
Ryman Hospitality Properties, Inc.	66,764	6,110,909
Sabra Health Care REIT, Inc.	280,801	3,625,141
Safehold, Inc.	29,085	858,589
Saul Centers, Inc.	16,236	699,772
SBA Communications Corp. Class A	130,587	39,084,689
Service Properties Trust	200,212	1,571,664
Simon Property Group, Inc.	396,156	47,316,873
SITE Centers Corp.	227,296	3,088,953
SL Green Realty Corp. (b)	78,356	3,287,818
Sotherly Hotels, Inc. (a)	18,032	34,982
Spirit Realty Capital, Inc.	166,008	6,876,051
Stag Industrial, Inc.	218,268	7,183,200
Store Capital Corp.	321,677	10,261,496
Summit Hotel Properties, Inc.	130,226	1,113,432
Sun Communities, Inc.	149,464	21,956,262
Sunstone Hotel Investors, Inc.	257,112	2,825,661
Tanger Factory Outlet Centers, Inc. (b)	126,641	2,463,167
Terreno Realty Corp.	81,261	4,765,145
The Macerich Co.	260,219	3,304,781
UDR, Inc.	370,653	15,370,980
UMH Properties, Inc.	63,282	1,114,396
Uniti Group, Inc.	288,638	2,199,422
Universal Health Realty Income Trust (SBI)	16,118	846,034
Urban Edge Properties	143,191	2,252,394
Urstadt Biddle Properties, Inc. Class A	40,620	777,061
Ventas, Inc.	483,970	22,519,124
Veris Residential, Inc. (a)	96,165	1,544,410
VICI Properties, Inc.	1,166,311	39,887,836
Vornado Realty Trust	195,685	4,948,874
Welltower, Inc.	560,994	39,847,404
Weyerhaeuser Co.	896,837	29,335,538
Wheeler REIT, Inc. (a)	7,954	14,317
Whitestone REIT Class B	58,165	565,945
WP Carey, Inc.	251,706	19,834,433
Xenia Hotels & Resorts, Inc.	138,738	2,139,340
		1,521,770,215
Real Estate Management & Development - 0.2%
Alset, Inc. (a)(b)	69,623	17,663
Altisource Asset Management Corp. (a)(b)	665	12,894
Altisource Portfolio Solutions SA (a)	10,767	162,474
American Realty Investments, Inc. (a)	3,152	66,602
Amrep Corp. (a)	3,605	41,458
Anywhere Real Estate, Inc. (a)	138,438	1,045,207
Avalon GloboCare Corp. (a)(b)	28,618	11,842
CBRE Group, Inc. (a)	388,643	30,935,983
Compass, Inc. (a)(b)	304,918	911,705
Comstock Holding Companies, Inc. (a)	441	1,905
Cushman & Wakefield PLC (a)	197,266	2,252,778
Digitalbridge Group, Inc.	178,781	2,579,810
Doma Holdings, Inc. Class A (a)(b)	194,481	76,820
Douglas Elliman, Inc.	82,503	339,912
eXp World Holdings, Inc. (b)	89,387	1,168,288
Fathom Holdings, Inc. (a)(b)	8,730	42,690
Forestar Group, Inc. (a)	22,374	331,806
FRP Holdings, Inc. (a)	7,670	467,103
Howard Hughes Corp. (a)	43,414	3,236,080
InterGroup Corp. (a)	287	13,110
Jones Lang LaSalle, Inc. (a)	57,971	9,748,983
Kennedy-Wilson Holdings, Inc.	141,778	2,413,062
Marcus & Millichap, Inc.	30,613	1,140,028
Maui Land & Pineapple, Inc. (a)	5,834	54,373
Newmark Group, Inc.	156,903	1,330,537
Offerpad Solutions, Inc. (a)(b)	101,632	72,159
Opendoor Technologies, Inc. (a)	603,321	1,116,144
Rafael Holdings, Inc. (a)(b)	13,688	26,828
RE/MAX Holdings, Inc.	23,177	482,082
Redfin Corp. (a)(b)	131,575	705,242
Seritage Growth Properties (a)(b)	44,099	527,865
Stratus Properties, Inc.	8,489	206,283
Tejon Ranch Co. (a)	30,423	596,291
The RMR Group, Inc.	17,763	513,528
The St. Joe Co. (b)	41,621	1,599,495
Transcontinental Realty Investors, Inc. (a)	2,378	100,708
Trinity Place Holdings, Inc. (a)(b)	24,361	11,815
WeWork, Inc. (a)(b)	283,517	782,507
Zillow Group, Inc.:
Class A (a)	60,667	2,268,946
Class C (a)(b)	211,003	8,013,894
		75,426,900
TOTAL REAL ESTATE		1,597,197,115
UTILITIES - 2.9%
Electric Utilities - 1.8%
Allete, Inc.	69,106	4,574,817
Alliant Energy Corp.	303,439	17,083,616
American Electric Power Co., Inc.	621,520	60,163,136
Avangrid, Inc. (b)	84,319	3,606,324
Constellation Energy Corp.	395,402	38,006,040
Duke Energy Corp.	931,736	93,108,378
Edison International	461,868	30,788,121
Entergy Corp.	246,086	28,612,419
Evergy, Inc.	277,775	16,447,058
Eversource Energy	419,291	34,742,452
Exelon Corp.	1,199,279	49,614,172
FirstEnergy Corp.	656,825	27,087,463
Genie Energy Ltd. Class B	26,202	261,234
Hawaiian Electric Industries, Inc.	132,503	5,443,223
IDACORP, Inc.	61,234	6,768,194
MGE Energy, Inc.	43,839	3,156,846
NextEra Energy, Inc.	2,377,124	201,342,403
NRG Energy, Inc.	284,584	12,080,591
OGE Energy Corp.	242,049	9,793,303
Otter Tail Corp.	50,519	3,012,448
PG&E Corp. (a)	1,947,878	30,581,685
Pinnacle West Capital Corp.	136,715	10,707,519
PNM Resources, Inc.	103,260	5,059,740
Portland General Electric Co. (b)	107,972	5,315,462
PPL Corp.	889,965	26,271,767
Southern Co.	1,286,092	86,991,263
Via Renewables, Inc. Class A, (b)	15,419	99,607
Xcel Energy, Inc.	661,764	46,469,068
		857,188,349
Gas Utilities - 0.1%
Atmos Energy Corp.	169,222	20,340,484
Chesapeake Utilities Corp.	21,581	2,583,893
National Fuel Gas Co.	110,723	7,333,184
New Jersey Resources Corp.	116,448	5,793,288
Northwest Natural Holding Co.	42,367	2,123,010
ONE Gas, Inc.	65,620	5,705,659
RGC Resources, Inc. (b)	8,804	213,761
South Jersey Industries, Inc.	147,348	5,112,976
Southwest Gas Corp.	74,765	5,118,412
Spire, Inc. (b)	63,698	4,720,022
UGI Corp.	253,321	9,790,857
		68,835,546
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc. Class A (a)	43,403	310,331
Clearway Energy, Inc.:
Class A	43,313	1,425,864
Class C	98,523	3,491,655
Montauk Renewables, Inc. (a)(b)	76,912	928,328
Ormat Technologies, Inc. (b)	58,805	5,317,736
Sunnova Energy International, Inc. (a)(b)	119,475	2,727,614
The AES Corp.	807,791	23,361,316
Vistra Corp.	473,674	11,524,488
		49,087,332
Multi-Utilities - 0.8%
Ameren Corp.	312,547	27,916,698
Avista Corp.	88,569	3,656,128
Black Hills Corp. (b)	78,826	5,646,306
CenterPoint Energy, Inc.	760,599	23,662,235
CMS Energy Corp.	351,179	21,446,502
Consolidated Edison, Inc.	428,932	42,052,493
Dominion Energy, Inc.	1,007,659	61,578,041
DTE Energy Co.	234,203	27,169,890
NiSource, Inc.	491,579	13,734,717
NorthWestern Energy Corp.	67,964	3,969,777
Public Service Enterprise Group, Inc.	603,586	36,547,132
Sempra Energy	380,344	63,209,369
Unitil Corp.	19,534	1,070,854
WEC Energy Group, Inc.	381,731	37,844,811
		369,504,953
Water Utilities - 0.1%
American States Water Co. (b)	44,807	4,390,638
American Water Works Co., Inc.	220,024	33,390,842
Artesian Resources Corp. Class A	9,237	503,971
Cadiz, Inc. (a)(b)	37,429	79,349
California Water Service Group	65,933	4,281,030
Consolidated Water Co., Inc.	18,442	268,516
Essential Utilities, Inc.	288,742	13,928,914
Global Water Resources, Inc.	13,773	176,019
Middlesex Water Co.	21,419	2,001,606
Pure Cycle Corp. (a)	23,826	252,794
SJW Group (b)	32,309	2,413,159
York Water Co.	17,841	815,155
		62,501,993
TOTAL UTILITIES		1,407,118,173
TOTAL COMMON STOCKS (Cost $40,263,112,698)		48,963,610,243

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
SRAX, Inc. (a)(c) (Cost $872)	18,304	915

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (e) (Cost $4,991,137)	5,000,000	4,968,461

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (f)	77,435,331	77,450,818
Fidelity Securities Lending Cash Central Fund 3.86% (f)(g)	845,826,656	845,911,239
TOTAL MONEY MARKET FUNDS (Cost $923,362,057)		923,362,057

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $41,191,466,764)	49,891,941,676
NET OTHER ASSETS (LIABILITIES) - (1.8)% (h)	(858,859,716)
NET ASSETS - 100.0%	49,033,081,960

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	119	Dec 2022	11,230,625	1,108,157	1,108,157
CME E-mini S&P 500 Index Contracts (United States)	389	Dec 2022	79,380,313	8,343,113	8,343,113
CME E-mini S&P MidCap 400 Index Contracts (United States)	23	Dec 2022	5,933,540	701,437	701,437

TOTAL FUTURES CONTRACTS					10,152,707
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,968,461.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $1,484,143 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	161,087,653	5,896,338,246	5,979,975,081	1,643,201	-	-	77,450,818	0.2%
Fidelity Securities Lending Cash Central Fund 3.86%	911,009,120	2,491,591,793	2,556,689,674	10,104,927	-	-	845,911,239	2.6%
Total	1,072,096,773	8,387,930,039	8,536,664,755	11,748,128	-	-	923,362,057

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.